UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Global Discovery Fund	APFDX	N/A	N/A
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small Cap Fund	ARTJX	N/A	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Thematic Fund	ARTTX	N/A	N/A
Artisan Value Fund	ARTLX	APDLX	APHLX

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Emerging Markets Fund
6	Artisan Global Discovery Fund
8	Artisan Global Equity Fund
10	Artisan Global Opportunities Fund
12	Artisan Global Value Fund
14	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Small Cap Fund
20	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
26	Artisan Small Cap Fund
28	Artisan Thematic Fund
30	Artisan Value Fund

SCHEDULES OF INVESTMENTS
32	Artisan Developing World Fund
35	Artisan Emerging Markets Fund
38	Artisan Global Discovery Fund
40	Artisan Global Equity Fund
43	Artisan Global Opportunities Fund
45	Artisan Global Value Fund
47	Artisan High Income Fund
53	Artisan International Fund
56	Artisan International Small Cap Fund
59	Artisan International Value Fund
62	Artisan Mid Cap Fund
65	Artisan Mid Cap Value Fund
67	Artisan Small Cap Fund
69	Artisan Thematic Fund
71	Artisan Value Fund

73	STATEMENTS OF ASSETS AND LIABILITIES

77	STATEMENTS OF OPERATIONS

81	STATEMENTS OF CHANGES IN NET ASSETS

90	FINANCIAL HIGHLIGHTS

103	NOTES TO FINANCIAL STATEMENTS

141	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

143	SHAREHOLDER EXPENSE EXAMPLE

149	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

154	FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL DISCOVERY FUND’S ADVISORY AGREEMENT

158	FACTORS CONSIDERED IN APPROVING ARTISAN THEMATIC FUND’S ADVISORY AGREEMENT

162	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

165	PROXY VOTING POLICIES AND PROCEDURES

165	INFORMATION ABOUT PORTFOLIO SECURITIES

166	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2017. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	22.70%	11.94%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	22.94	12.18
Artisan Developing World Fund – Institutional Shares (6/29/2015)	22.99	12.29
MSCI Emerging Markets Index	22.46	8.03	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses to no more than 1.50%, of the average daily net assets of Investor Shares, 1.40% of the average daily net assets of Advisor Shares and 1.40% of the average daily net assets of Institutional Shares, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	20.4%	21.4%
Consumer Staples	16.4	13.9
Financials	13.4	11.4
Health Care	10.5	10.5
Industrials	6.6	5.5
Information Technology	22.1	23.1
Materials	–	1.8
Real Estate	1.7	1.7
Telecommunication Services	0.9	2.5
Other assets less liabilities	8.0	8.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Chinese e-commerce company Alibaba, Brazilian insurance company Qualicorp, Brazilian education company Kroton, Russian Internet search engine operator Yandex and Chinese Internet company Tencent. Bottom contributors during the period included: Indonesian retailer Matahari Department Store, Chinese biopharmaceutical company China Biologic Products, Danish pharmaceutical company Novo Nordisk, Indian television service company Dish TV India and Indian antibiotic manufacturer and marketer Aurobindo Pharma.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Emerging Asia	38.4%	35.0%
Developed Markets	27.0	26.0
Latin America	15.8	18.0
Europe, Middle East and Africa	10.8	12.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: UK-based consumer goods company Reckitt Benckiser, Brazilian electronic payment solutions company Cielo, Russian commercial bank Sberbank, Russian Internet search engine operator Yandex and US-based athletic retailer Nike. We funded these purchases in part through exiting our positions in Sands China, SK Hynix, Novo Nordisk, The Siam Commercial Bank and Ambev.

Artisan Partners Funds	3

ARTISAN EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Emerging Markets Fund – Investor Shares (6/2/2008)	23.47%	8.16%	4.81%	n/a	-0.42%
Artisan Emerging Markets Fund – Institutional Shares (6/26/2006)	23.47	8.13	4.95	0.36%	5.25
MSCI Emerging Markets Index	22.46	4.90	3.99	1.32	6.44	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50% of average daily net assets for each share class, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	14.6%	14.0%
Consumer Staples	6.0	2.5
Energy	6.2	7.1
Financials	20.2	21.2
Health Care	5.9	7.4
Industrials	7.9	8.8
Information Technology	24.7	27.5
Materials	6.7	6.8
Telecommunication Services	2.5	0.7
Utilities	4.1	1.5
Other assets less liabilities	1.2	2.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Korean electronic products and solutions manufacturer Samsung Electronics, Chinese e-commerce company Alibaba, Russian commercial bank Sberbank, Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing Co and Brazilian iron ore producer Vale. Bottom contributors during the period included: Chinese IT services company Digital China, Chinese media company Wisdom Sports, Turkish provider of port and harbor services Global Ports, Korean car company Kia Motors and Indian antibiotic manufacturer and marketer Aurobindo Pharma.

REGION ALLOCATION

Sector	9/30/2016	9/30/2017
Emerging Asia	56.6%	54.7%
Europe, Middle East and Africa	18.4	17.8
Latin America	19.4	17.6
Developed Markets	4.4	7.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Argentine commercial banking company Grupo Supervielle, Turkish provider of port and harbor services Global Ports, Argentine integrated oil and gas exploration and production company YPF, Korean manufacturer of bio-healthcare products Samsung Biologics and Russian retailer Detsky Mir. We funded these purchases in part through exiting our positions in Galicia Financial Group, Pampa Energia, Aurobindo Pharma, Bank Negara Indonesia and Copa Holdings.

Artisan Partners Funds	5

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

TOTAL RETURNS (as of 9/30/2017)

Fund / Index	Since Inception[1]
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	3.20%
MSCI ACWI Index	3.54	*

[1]	For the period from commencement of operations 8/21/2017 through 9/30/2017; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50% of average daily net assets, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index. The growth of $10,000 chart has been omitted due to the Fund’s short performance history.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2017
Consumer Discretionary	11.2%
Consumer Staples	9.6
Energy	4.5
Financials	7.5
Health Care	10.0
Industrials	21.0
Information Technology	27.8
Other assets less liabilities	8.4
100.0%

PERFORMANCE DISCUSSION

The following commentary reflects the period since the Fund’s August 21, 2017 inception through September 30, 2017.

Top contributors within the portfolio during the period included: US-based provider of electronic components used in marine, environmental and industrial applications Teledyne, US-based oil and gas company Diamondback Energy, US-based insurance software company Guidewire, Netherlands-based semiconductor manufacturing equipment company ASML and US-based minimally invasive medical devices manufacturer Boston Scientific. Bottom contributors during the period included: US-based medical device firm DexCom, US-based consumer products retailer Newell Brands, US-based biopharmaceutical company Regeneron, US-based processing and technology services company IHS Markit and US-based cloud computing company Veeva.

REGION ALLOCATION

Region	9/30/2017
Americas	55.3%
Europe	20.2
Emerging Markets	9.7
Pacific Basin	6.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based electronic transaction processing provider Global Payments, US-based provider of electronic components used in marine, environmental and industrial applications Teledyne, US-based supplier of nuclear components and fuel to the US government BWX Technologies, US-based minimally invasive medical devices manufacturer Boston Scientific and US-based insurance software company Guidewire.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	18.50%	8.44%	11.55%	11.93%
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	18.78	n/a	n/a	10.83
MSCI ACWI Index	18.65	7.43	10.20	8.61	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50% of average daily net assets for each share class, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	26.2%	3.4%
Consumer Staples	14.6	5.1
Energy	–	0.2
Financials	7.8	21.1
Health Care	12.6	9.2
Industrials	5.9	10.4
Information Technology	22.8	42.1
Materials	3.3	5.4
Real Estate	2.3	–
Telecommunication Services	2.7	1.1
Utilities	–	2.0
Other assets less liabilities	1.8	0.0 †
	100.0%	100.0%

†	Amount rounds to less than 0.1%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: German Internet payment and processing services provider Wirecard, US-based financial transaction processing service provider Mastercard, Chinese e-commerce company Alibaba, US-based Internet search engine operator Alphabet and US-based biopharmaceutical firm Celgene. Bottom contributors during the period included: US-based medical device manufacturer Medtronic, Taiwanese contact lens developer Ginko International, France-based manufacturing company Vallourec, US-based brewing company Molson Coors and Japanese tobacco product company Japan Tobacco.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Americas	64.3%	54.5%
Europe	20.0	28.7
Emerging Markets	5.9	12.2
Pacific Basin	8.0	4.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US semiconductor equipment provider Applied Materials, Netherlands-based diversified financial services provider ING, US-based communications equipment company Harris Corp, US-based provider of enterprise IT management software ServiceNow and US-based biopharmaceutical company PTC. We funded these purchases in part through exiting our positions in Medtronic, Dollar General, Molson Coors, Liberty Global and Dollar Tree.

Artisan Partners Funds	9

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	18.36%	12.01%	13.26%	11.70%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	18.53	n/a	n/a	12.98
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	18.60	12.27	13.53	12.18
MSCI ACWI Index	18.65	7.43	10.20	7.18	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement, in effect from the inception of the Investor Shares through January 31, 2014, to limit the Investor Shares’ expenses to no more than 1.50% of average daily net assets, which had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	9.7%	11.1%
Consumer Staples	8.8	9.7
Energy	2.4	3.2
Financials	6.8	12.2
Health Care	14.9	13.4
Industrials	12.3	11.6
Information Technology	34.5	29.1
Materials	4.0	3.2
Other assets less liabilities	6.6	6.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based processing and technology services company IHS Markit, US-based retail electronic payments network provider Visa, US-based Internet search engine operator Alphabet, Netherlands-based semiconductor manufacturing equipment company ASML and Japanese cosmetic and toiletry products manufacturer Shiseido. Bottom contributors during the period included: US-based medical device firm DexCom, Korean beauty brand Amorepacific, US-based provider of enterprise cloud-based applications Workday, US-based energy exploration and production company Noble Energy and US-based oil and gas exploration and production company Pioneer Natural Resources.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Americas	54.7%	49.0%
Europe	16.1	21.4
Pacific Basin	14.0	16.4
Emerging Markets	8.6	6.7

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based financial services company State Street, US-based commercial bank Bank of America, South African foodservice company Bid Corp, Indian banking and financial services provider HDFC Bank and Netherlands-based diversified financial services provider ING. We funded these purchases in part through exiting our positions in Electronic Arts, Workday, ASOS, Direct Line Insurance and Amorepacific.

Artisan Partners Funds	11

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	19.95%	8.69%	12.31%	8.30%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	20.16	n/a	n/a	9.31
Artisan Global Value Fund – Institutional Shares (7/17/2012)	20.23	8.93	12.58	13.67
MSCI ACWI Index	18.65	7.43	10.20	3.82	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement, in effect from the inception of the Investor Shares through January 31, 2014, to limit the expenses to no more than 1.50% of average daily net assets, which had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	3.7%	4.3%
Consumer Staples	6.8	6.9
Energy	2.4	2.8
Financials	31.4	34.5
Health Care	6.2	5.5
Industrials	10.1	9.2
Information Technology	25.2	23.0
Materials	–	0.3
Telecommunication Services	3.1	3.0
Other assets less liabilities	11.1	10.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Korean electronic products and solutions manufacturer Samsung Electronics, US-based financial services holding company Citigroup, US-based global financial services company The Bank of New York Mellon, Netherlands-based diversified financial services provider ING and UK-based commercial bank Royal Bank of Scotland. Bottom contributors during the period included: US-based wireless communications equipment manufacturer Qualcomm, US-based medical device manufacturer Medtronic, Korean car company Kia Motors, UK-based engineering project services provider Amec Foster Wheeler and Korean tobacco company KT&G.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Americas	49.4%	46.5%
Europe	27.7	28.3
Emerging Markets	11.5	12.9
Pacific Basin	0.3	1.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Japanese Internet company Yahoo Japan, US-based auto parts and accessories retailer Advance Auto Parts, Korean tobacco company KT&G, Netherlands-based health technology company Philips and US-based engineering and construction firm Fluor. We funded these purchases in part through exiting our positions in Adecco, Bridgestone and HCL Technologies.

Artisan Partners Funds	13

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	10.07%	7.65%	7.07%
Artisan High Income Fund – Advisor Shares (3/19/2014)	10.27	7.83	7.24
Artisan High Income Fund – Institutional Shares (10/3/2016)	n/a	n/a	9.94	(1)
ICE BofAML U.S. High Yield Master II Total Return(2)	9.06	5.87	5.21	*

(1)	For the period from commencement of operations 10/3/2016 through 9/30/2017; not annualized.
(2)	Effective October 2017, the Index was renamed ICE BofAML U. S. High Yield Master II Total Return Index from BofA Merrill Lynch U.S. High Yield Master II Total Return Index.
*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

The non-investment grade credit markets advanced during the 12-month period ended September 30, 2017 as yields and spreads approached their lowest levels in three years. Credit markets benefitted from a backdrop of synchronized global growth that helped propel risk assets to all-time highs.

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based risk management provider York Risk Services, US-based gaming products and services provider Scientific Games, US-based health care services company Opal Acquisitions, US-based real estate investment trust VEREIT and Luxembourg-based cable operator Altice. Bottom contributors during the period included: US telecommunications company Frontier Communications, US-based luxury retailer Neiman Marcus, US-based apparel and home goods holding company FullBeauty Brands, US-based cyber security solutions provider Optiv Security and US-based health services provider Community Health Systems.

PORTFOLIO COMPOSITION

Type	9/30/2016	9/30/2017
Corporate Bonds	70.8%	70.9%
Bank Loans	21.4	21.8
Convertible Debentures	0.3	0.4
Preferred Stocks	–	0.3
Common Stock	–	0.0 †
Other assets less liabilities	7.5	6.6
	100.0%	100.0%

†	Amount rounds to less than 0.1%

PORTFOLIO CHANGES

During the period, we identified several new investment opportunities for the portfolio during the period, including US-based energy exploration and production company Carrizo Oil & Gas, UK-based insurance intermediary group Ardonagh Midco 3, US-based online-genealogy company Ancestry.com, US-based automotive retailer Sonic Automotive and Dutch cable operator Ziggo. We funded these purchases in part through exiting our positions in Gardner Denver, Active Network, Platform Specialty Products, Cloud Crane and NFP.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	15.39%	3.23%	7.47%	2.45%	9.13%
Artisan International Fund – Advisor Shares (4/1/2015)	15.56	n/a	n/a	n/a	2.13
Artisan International Fund – Institutional Shares (7/1/1997)	15.66	3.47	7.71	2.69	8.04
MSCI EAFE Index	19.10	5.04	8.38	1.34	4.98	*
MSCI ACWI ex USA Index†	19.61	4.70	6.97	1.28	5.44	*

*	As of Investor Shares inception date.
†	The performance of the Index represents linked performance data for the MSCI ACWI ex USA (Gross) Index from inception to 12/31/2000 and the MSCI ACWI ex USA (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	9.5%	5.2%
Consumer Staples	27.0	14.4
Energy	–	0.3
Financials	15.5	25.5
Health Care	11.2	6.1
Industrials	11.9	18.3
Information Technology	8.8	17.5
Materials	4.1	8.8
Real Estate	1.6	–
Telecommunication Services	8.7	2.5
Other assets less liabilities	1.7	1.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Chinese e-commerce company Alibaba, German insurance and financial services company Allianz, German Internet payment and processing services provider Wirecard, Germany-based European exchange operator Deutsche Boerse and Netherlands-based diversified financial services provider ING. Bottom contributors during the period included: Japanese tobacco product company Japan Tobacco, US-based medical device manufacturer Medtronic, UK-based consumer goods company Unilever, Japanese mobile communication services and devices provider KDDI and UK-based tobacco company British American Tobacco.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Europe	50.5%	57.0%
Americas	24.3	17.9
Emerging Markets	6.9	13.0
Pacific Basin	16.6	10.7

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Netherlands-based diversified financial services provider ING, Korean electronic products and solutions manufacturer Samsung Electronics, Japanese video game company Nintendo, Italian banking and financial services company Intesa Sanpaolo and Italian insurance company Assicurazioni Generali. We funded these purchases in part through exiting our positions in Unilever, Danone, KDDI, Nippon Telegraph & Telephone and British American Tobacco.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small Cap Fund – Investor Shares (12/21/2001)	13.09%	5.75%	8.36%	3.41%	11.90%
Artisan International Small Cap Fund – Institutional Shares (4/12/2016)	13.31	n/a	n/a	n/a	10.98
MSCI EAFE Index	19.10	5.04	8.38	1.34	6.40	*
MSCI EAFE Small Cap Index	21.84	11.13	12.85	4.63	10.77	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	14.0%	18.2%
Consumer Staples	26.3	3.7
Financials	2.0	13.6
Health Care	7.1	14.4
Industrials	15.9	12.5
Information Technology	15.9	20.8
Materials	1.9	4.1
Real Estate	2.0	1.3
Telecommunication Services	10.8	3.6
Utilities	1.3	1.2
Other assets less liabilities	2.8	6.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: German Internet payment and processing services provider Wirecard, Swiss medical product manufacturer Comet, French medical product developer and manufacturer Advanced Accelerator Applications, Dutch provider of carrier and cloud-neutral colocation data center services InterXion and pan-European stock exchange Euronext. Bottom contributors during the period included: Danish beverage company Royal Unibrew, Taiwanese contact lens developer Ginko International, UK-based provider of automobile insurance and breakdown coverage AA, Japanese employment agency company Dip and UK-based funeral services provider Dignity.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Europe	80.9%	79.8%
Emerging Markets	5.0	7.2
Pacific Basin	8.8	3.9
Americas	2.5	2.5

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: French medical product developer and manufacturer Advanced Accelerator Applications, UK-based business focused on electronic markets and post trade business NEX Group, Swedish provider of air condition equipment for the automotive and marine markets Dometic Group, German cable service provider Tele Columbus and Mexican commercial banking company Banco del Bajio. We funded these purchases in part through exiting our positions in Royal Unibrew, Cloetta, Scandinavian Tobacco, Babcock International and Elis.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	20.19%	7.70%	11.70%	7.16%	13.41%
Artisan International Value Fund – Advisor Shares (4/1/2015)	20.41	n/a	n/a	n/a	7.85
Artisan International Value Fund – Institutional Shares (10/1/2006)	20.48	7.95	11.94	7.38	7.92
MSCI EAFE Index	19.10	5.04	8.38	1.34	8.27	*
MSCI EAFE Value Index	22.55	3.50	7.80	0.49	8.23	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	11.3%	10.6%
Consumer Staples	8.5	8.0
Energy	3.2	3.1
Financials	22.2	23.7
Health Care	5.4	5.4
Industrials	17.3	13.5
Information Technology	16.8	18.0
Materials	–	0.3
Telecommunication Services	3.0	2.9
Other assets less liabilities	12.3	14.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Korean electronic products and solutions manufacturer Samsung Electronics, Netherlands-based diversified financial services provider ING, UK-based commercial bank Royal Bank of Scotland, Swiss financial services provider UBS and Chinese Internet search engine operator Baidu. Bottom contributors during the period included: US-based medical device manufacturer Medtronic, Korean car company Kia Motors, UK-based engineering project services provider Amec Foster Wheeler, Norwegian conglomerate focused on branded consumer goods with several ancillary assets Orkla and Denmark-based facility services provider ISS.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Europe	53.4%	51.6%
Emerging Markets	14.4	14.9
Americas	14.9	14.4
Pacific Basin	5.0	4.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Japanese Internet company Yahoo Japan, Netherlands-based health technology company Philips, Korean tobacco company KT&G, Netherlands-based chemical company Akzo Nobel and Swedish telecommunications company Ericsson. We funded these purchases in part through exiting our positions in Credit Saison, QinetiQ Group and Aker Solutions.

Artisan Partners Funds	21

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	12.19%	7.76%	11.78%	8.28%	13.19%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	12.36	n/a	n/a	n/a	5.86
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	12.45	8.02	12.06	8.57	7.95
Russell Midcap® Index	15.32	9.54	14.26	8.08	9.78	*
Russell Midcap® Growth Index	17.82	9.96	14.18	8.20	8.43	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, US stock returns advanced across the market-cap spectrum. Optimism surrounding the potential for tax cuts, regulatory reform and expansionary infrastructure spending at the hands of the new US administration buoyed stocks. From a style standpoint, growth stocks outperformed value, while performance across market caps remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	18.0%	15.6%
Consumer Staples	2.8	3.4
Energy	3.1	3.7
Financials	6.4	11.7
Health Care	21.4	17.7
Industrials	19.8	19.4
Information Technology	21.9	24.1
Materials	1.5	1.2
Telecommunication Services	0.7	–
Other assets less liabilities	4.4	3.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: technology company NVIDIA, health insurance provider Cigna, Canadian waste collection company Waste Connections, electronic transaction processing provider Global Payments and processing and technology services company IHS Markit. Bottom contributors during the period included: medical device firm DexCom, lighting fixture supplier Acuity, auto parts and accessories retailer Advance Auto Parts, surgery center management company Amsurg and consumer products retailer Newell Brands.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: insurance holding company Progressive, banking company First Republic Bank, analytics software provider Tableau, online travel company Expedia and oil and gas company Diamondback Energy. We funded these purchases in part through exiting our positions in RPM International, NVIDIA, Dollar Tree, Seattle Genetics and Palo Alto Networks.

Artisan Partners Funds	23

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	15.08%	6.33%	11.15%	7.75%	10.64%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	15.23	n/a	n/a	n/a	6.29
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	15.37	6.56	11.40	n/a	10.20
Russell Midcap® Index	15.32	9.54	14.26	8.08	9.75	*
Russell Midcap® Value Index	13.37	9.19	14.33	7.85	10.27	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, US stock returns advanced across the market-cap spectrum. Optimism surrounding the potential for tax cuts, regulatory reform and expansionary infrastructure spending at the hands of the new US administration buoyed stocks. From a style standpoint, growth stocks outperformed value, while performance across market caps remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	18.2%	15.4%
Consumer Staples	–	1.9
Energy	10.6	13.3
Financials	22.4	22.4
Health Care	1.6	1.8
Industrials	15.3	13.0
Information Technology	14.3	11.6
Materials	9.5	9.9
Real Estate	–	1.9
Utilities	1.5	1.2
Other assets less liabilities	6.6	7.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: aircraft leasing company Air Lease, media and Internet company InterActiveCorp, chemicals producer Celanese, financial services company Fifth Third and video and Internet commerce business stake-holder Liberty Ventures. Bottom contributors during the period included: oil and gas company Apache, oil and gas company Devon Energy, Canadian gold miner Goldcorp, energy-based holding company SCANA and engineering and construction firm Fluor.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: oil and gas company Cimarex Energy, food retailer Kroger, real estate investment trust Equity Commonwealth, aviation, marine and ground transportation services company World Fuel Services and manufacturer, marketer and distributor of coating systems Axalta Coating Systems. We funded these purchases in part through exiting our positions in Keysight Technologies, Harley-Davidson, The Mosaic Co, OGE Energy and Nucor.

Artisan Partners Funds	25

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	13.56%	11.78%	12.33%	7.66%	8.89%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	n/a	n/a	n/a	n/a	15.05	(1)
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	13.81	12.03	12.57	n/a	12.89
Russell 2000® Index	20.74	12.18	13.79	7.85	9.53	*
Russell 2000® Growth Index	20.98	12.17	14.28	8.47	7.84	*

(1)	For the period from commencement of operations 2/1/2017 through 9/30/2017; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, US stock returns advanced across the market-cap spectrum. Optimism surrounding the potential for tax cuts, regulatory reform and expansionary infrastructure spending at the hands of the new US administration buoyed stocks. From a style standpoint, growth stocks outperformed value, while performance across market caps remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	11.2%	11.4%
Consumer Staples	0.8	0.7
Energy	1.2	2.4
Financials	1.3	6.7
Health Care	22.2	16.0
Industrials	21.9	23.2
Information Technology	34.9	35.3
Other assets less liabilities	6.5	4.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: maker of machine vision systems Cognex, entertainment software developer Take-Two, provider of electronic components used in marine, environmental and industrial applications Teledyne, automotive cockpit electronics supplier Visteon and technology solutions provider John Bean. Bottom contributors during the period included: lighting fixture supplier Acuity, medical device firm DexCom, Internet radio company Pandora, security systems developer and manufacturer Axon and electronic mortgage originator Ellie Mae.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: bank holding company Webster Financial, aerospace and electronics company HEICO, biopharmaceutical company Halozyme Therapeutics, social gaming operator Zynga and biopharmaceutical company Neurocrine Biosciences. We funded these purchases in part through exiting our positions in Cepheid, UnitedHealth Group (which had fully acquired our holding in Surgical Care Affiliates), Pandora, Seattle Genetics, and Dunkin’ Brands.

Artisan Partners Funds	27

ARTISAN THEMATIC FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2017)

TOTAL RETURNS (as of 9/30/2017)

Fund / Index	Since Inception(1)
Artisan Thematic Fund – Investor Shares (4/24/2017)	18.00%
S&P 500® Index	7.08	*

[1]	For the period from commencement of operations 4/24/2017 through 9/30/2017; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50% of average daily net assets, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, global equities were broadly positive. Though emerging markets led, European and US markets were also solidly in the black. Headlines were dominated by geopolitics, natural disasters and monetary policy – though markets shrugged off most headlines as economic fundamentals and corporate earnings remained sound overall.

SECTOR DIVERSIFICATION

Sector	9/30/2017
Consumer Discretionary	20.6%
Consumer Staples	5.3
Financials	11.7
Health Care	1.0
Industrials	11.6
Information Technology	45.2
Materials	4.0
Other assets less liabilities	0.6
100.0%

PERFORMANCE DISCUSSION

The following commentary reflects the period since the Fund’s April 24, 2017 inception through September 30, 2017.

Top contributors within the portfolio during the period included: Chinese Internet company Tencent, US-based entertainment software developer Take-Two, US-based provider of enterprise IT management software ServiceNow, Japanese video game company Nintendo and US-based security company Northrop Grumman. Bottom contributors during the period included: US-based supplier of aggregates and heavy building materials Martin Marietta Materials, US-based shipbuilding company Huntington Ingalls, US-based producer of construction aggregates Vulcan Materials, US-based telecommunications company Charter and US-based technology manufacturer Flex.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based technology and marketing company for the automotive retail industry CDK Global, US-based security company Northrop Grumman, US-based media and television broadcasting company Comcast, US-based cable company Cable One and US-based producer and supplier of frozen potato products Lamb Weston. We funded these purchases in part through exiting our positions in Vulcan Materials, Take-Two, General Dynamics, Welbilt and Mastercard.

Artisan Partners Funds	29

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2017)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2017)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	17.16%	8.76%	11.29%	6.05%	7.18%
Artisan Value Fund – Advisor Shares (4/1/2015)	17.37	n/a	n/a	n/a	9.80
Artisan Value Fund – Institutional Shares (7/26/2011)	17.46	8.98	11.56	n/a	10.64
Russell 1000® Index	18.54	10.63	14.27	7.55	8.26	*
Russell 1000® Value Index	15.12	8.53	13.20	5.92	6.92	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

30	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2017, US stock returns advanced across the market-cap spectrum. Optimism surrounding the potential for tax cuts, regulatory reform and expansionary infrastructure spending at the hands of the new US administration buoyed stocks. From a style standpoint, growth stocks outperformed value, while performance across market caps remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2016	9/30/2017
Consumer Discretionary	16.1%	13.9%
Energy	15.1	14.4
Financials	17.4	18.9
Health Care	2.0	7.7
Industrials	8.7	5.8
Information Technology	20.8	16.7
Materials	14.5	15.2
Real Estate	–	2.0
Other assets less liabilities	5.4	5.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: financial services holding company Citigroup, aircraft leasing company Air Lease, global investment banking and securities firm Goldman Sachs, Korean electronic products and solutions manufacturer Samsung Electronics and chemicals producer Celanese. Bottom contributors during the period included: oil and gas company Devon Energy, Canadian gold miner Goldcorp, oil and gas company Apache, oil and gas company Hess and wireless communications equipment manufacturer Qualcomm.

REGION ALLOCATION

Region	9/30/2016	9/30/2017
Americas	85.5%	87.9%
Europe	3.1	3.5
Emerging Markets	6.0	3.2

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: oil and gas company Occidental Petroleum, automotive company AutoNation, pharmacy benefit management company Express Scripts, real estate investment trust Simon Property and manufacturer of specialty pharmaceuticals Allergan. We funded these purchases in part through exiting our positions in Time Warner, Arrow Electronics, The Mosaic Co, Qualcomm and Gilead Sciences.

Artisan Partners Funds	31

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.8%

ARGENTINA - 0.7%
Grupo Supervielle S.A. (DR)	563,100	$13,903

BRAZIL - 12.2%
Cielo S.A.	8,947,920	62,098
Hypermarcas S.A.	4,860,000	49,411
Kroton Educacional S.A.	13,432,700	85,037
Lojas Renner S.A.	910,764	10,370
Qualicorp S.A.	2,867,900	34,319

		241,235
CHINA - 20.6%
Alibaba Group Holding Ltd. (DR)(1)	461,529	79,711
Baidu, Inc. (DR)(1)	143,769	35,610
Hangzhou Hikvision Digital Technology Co., Ltd.	6,421,773	30,935
Kweichow Moutai Co., Ltd., Class A	537,443	41,870
Shanghai International Airport Co., Ltd., Class A	10,792,585	61,739
Sinopharm Group Co., Ltd., Class H	13,568,100	59,750
TAL Education Group (DR)	292,571	9,862
Tencent Holdings Ltd.	1,264,700	54,431
Yum China Holdings, Inc.(1)	774,437	30,954

		404,862
EGYPT - 0.2%
Commercial International Bank Egypt S.A.E.(2)	775,013	3,581

FRANCE - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	79,768	22,009

HONG KONG - 5.3%
AIA Group Ltd.	11,234,900	82,842
Galaxy Entertainment Group Ltd.	3,137,000	22,087

		104,929
INDIA - 10.1%
Bharti Infratel Ltd.	6,449,332	39,262
Dish TV India Ltd.(1)	34,776,321	40,170
Eicher Motors Ltd.	36,149	17,277
HDFC Bank Ltd. (DR)	464,364	44,751
PVR Ltd.	1,185,801	22,002
UPL Ltd.	2,907,825	34,638

		198,100
INDONESIA - 2.1%
Matahari Department Store Tbk PT	29,355,200	20,215
INDONESIA (CONTINUED)
Sarana Menara Nusantara Tbk PT	30,147,900	10,005
Surya Citra Media Tbk PT	72,743,100	11,828

		42,048
KOREA-0.6%
Cosmax, Inc.	98,498	10,922

MALAYSIA - 0.3%
My EG Services Bhd	11,163,300	5,420

MEXICO - 3.0%
Banco del Bajio S.A.(1)	5,000,900	9,595
Grupo Televisa S.A.B. (DR)	1,995,381	49,226

		58,821
NETHERLANDS - 1.4%
Unilever N.V. (DR)	453,352	26,812

PANAMA - 0.7%
Copa Holdings S.A., Class A(3)	107,358	13,369

PERU - 1.3%
Credicorp Ltd.	129,066	26,461

PHILIPPINES - 0.9%
Puregold Price Club, Inc.	17,816,100	18,290

RUSSIA - 8.7%
Magnit PJSC (DR)	2,091,555	85,649
Sberbank of Russia PJSC (DR)	3,093,813	44,041
Yandex N.V., Class A(1)	1,237,371	40,771

		170,461
SAUDI ARABIA - 0.5%
Al Tayyar Travel Group, Equity-Linked Security(1)(2)(3)(4)(5)	1,020,823	9,435

SOUTH AFRICA - 1.9%
Mr Price Group Ltd.	2,485,328	33,050
Pioneer Foods Group Ltd.	516,036	4,298

		37,348
TAIWAN - 0.5%
Largan Precision Co., Ltd.	51,000	8,964

UNITED ARAB EMIRATES - 1.6%
Emaar Properties PJSC(2)	13,998,294	32,368

UNITED KINGDOM - 4.3%
Reckitt Benckiser Group plc	937,452	85,584

32	Artisan Partners Funds

	Shares Held	Value
UNITED STATES - 13.8%
China Biologic Products Holdings, Inc.(1)	688,931	$63,568
Delphi Automotive plc	192,391	18,931
EPAM Systems, Inc.(1)	205,780	18,094
Facebook, Inc., Class A(1)	355,744	60,786
Kansas City Southern	146,938	15,969
MercadoLibre, Inc.	81,528	21,110
NIKE, Inc., Class B	690,983	35,828
Visa, Inc., Class A	356,017	37,467

		271,753

Total common stocks and equity-linked security (Cost $1,451,481)		1,806,675

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $166,121 (Cost $166,116)(6)	$166,116	$166,116

Total investments - 100.2% (Cost $1,617,597)		1,972,791

Other assets less liabilities - (0.2)%		(4,219)

Total net assets - 100.0%(7)		$1,968,572

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $45,384, or 2.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015- 8/22/2017	$9,318	$9,435	0.5%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$169,442

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$421,004	21.3%
Consumer Staples	273,425	13.9
Financials	225,174	11.4
Health Care	207,048	10.5
Industrials	108,354	5.5
Information Technology	455,397	23.1
Materials	34,638	1.8
Real Estate	32,368	1.6
Telecommunication Services	49,267	2.5
Short-term investments	166,116	8.4

Total investments	$1,972,791	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$241,235	12.2%
British pound	85,584	4.3
Chinese yuan renminbi offshore	134,544	6.8
Egyptian pound	3,581	0.2
Euro	48,821	2.5
Hong Kong dollar	219,110	11.1
Indian rupee	153,349	7.8
Indonesian rupiah	42,048	2.1
Korean won	10,922	0.6
Malaysian ringgit	5,420	0.3
Mexican peso	9,595	0.5
Philippine peso	18,290	0.9
South African rand	37,348	1.9
New Taiwan dollar	8,964	0.5
U.S. dollar	921,612	46.7
UAE dirham	32,368	1.6

Total investments	$1,972,791	100.0%

Artisan Partners Funds	33

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Magnit PJSC	Russia	4.4%
Reckitt Benckiser Group plc	United Kingdom	4.3
Kroton Educacional S.A.	Brazil	4.3
AIA Group Ltd.	Hong Kong	4.2
Alibaba Group Holding Ltd.	China	4.1
China Biologic Products Holdings, Inc.	United States	3.2
Cielo S.A.	Brazil	3.2
Shanghai International Airport Co., Ltd.	China	3.1
Facebook, Inc.	United States	3.1
Sinopharm Group Co., Ltd.	China	3.0

Total		36.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

34	Artisan Partners Funds

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.1%

ARGENTINA - 3.4%
Grupo Supervielle S.A. (DR)	40,194	$992
YPF S.A. (DR)	34,040	759

		1,751
BRAZIL - 6.3%
Cosan S.A. Industria e Comercio	20,500	234
CVC Brasil Operadora e Agencia de Viagens S.A.	28,563	369
GAEC Educacao S.A.	60,300	440
Hypermarcas S.A.	38,038	387
Linx S.A.	82,800	511
Petroleo Brasileiro S.A.(1)	120,489	602
Vale S.A.	65,613	660

		3,203
CHILE - 1.9%
Empresa Nacional de Telecomunicaciones S.A.	32,474	337
SACI Falabella	64,053	623

		960
CHINA - 19.0%
Ajisen China Holdings Ltd.	584,913	266
Alibaba Group Holding Ltd. (DR)(1)	16,932	2,924
Baidu, Inc. (DR)(1)	4,410	1,092
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	–
China Life Insurance Co., Ltd., Class H	166,800	496
China Petroleum & Chemical Corp., Class H	671,453	503
China Traditional Chinese Medicine Holdings Co., Ltd.	590,000	329
Digital China Holdings Ltd.(1)	523,460	295
Noah Holdings Ltd. (DR)(1)	22,036	708
Sino Biopharmaceutical Ltd.	845,000	893
Sinopharm Group Co., Ltd., Class H	127,700	562
Sinotrans Ltd., Class H	652,341	331
Wisdom Sports Group(1)	1,959,839	319
Zhuzhou CRRC Times Electric Co., Ltd., Class H	182,615	1,023

		9,741
CZECH REPUBLIC - 1.0%
Moneta Money Bank AS	141,624	499

GERMANY - 0.5%
Rocket Internet SE(1)	9,684	249

GREECE - 1.0%
JUMBO S.A.	30,303	501

HONG KONG - 1.2%
AIA Group Ltd.	84,065	620

INDIA - 6.5%
Godrej Consumer Products Ltd.	26,450	371
Havells India Ltd.	52,334	389
ICICI Bank Ltd.	196,323	833
Kajaria Ceramics Ltd.	43,754	475
Reliance Industries Ltd.	78,118	934
Westlife Development Ltd.(1)	85,420	311

		3,313
INDONESIA - 3.4%
Astra International Tbk PT	832,070	488
Bank Rakyat Indonesia Persero Tbk PT	461,400	523
Cikarang Listrindo Tbk PT	3,175,500	265
Indofood CBP Sukses Makmur Tbk PT	703,300	456

		1,732
KENYA - 1.0%
Equity Group Holdings Ltd.	1,415,700	535

KOREA - 7.0%
Hanssem Co., Ltd.	1,702	225
KB Financial Group, Inc.	8,623	422
Kia Motors Corp.	13,440	371
Korea Electric Power Corp.	6,195	211
LG Chem Ltd.	1,663	569
Medy-Tox, Inc.	570	246
Naver Corp.	671	437
Samsung Biologics Co., Ltd.(1)	2,172	640
Shinhan Financial Group Co., Ltd.	10,107	444

		3,565
MALAYSIA - 0.7%
AirAsia BHD	458,600	375

MEXICO - 2.2%
Alsea S.A.B. de C.V.	117,152	432
Cemex S.A.B. de C.V., UNIT(1)	758,918	689

		1,121
PERU - 1.6%
Credicorp Ltd.	2,605	534
Grana y Montero S.A.A. (DR)(1)	61,778	297

		831
POLAND - 0.9%
Warsaw Stock Exchange	39,023	477

Artisan Partners Funds	35

	Shares Held	Value
RUSSIA - 5.2%
Detsky Mir PJSC	333,806	$596
Lukoil PJSC (DR)	11,362	602
Magnit PJSC (DR)	10,461	428
MMC Norilsk Nickel PJSC (DR)	37,426	644
Yandex N.V., Class A(1)	12,545	413

		2,683
SOUTH AFRICA - 4.8%
FirstRand Ltd.	163,819	629
Foschini Group Ltd.	53,619	538
Naspers Ltd., Class N	5,982	1,290

		2,457
SWITZERLAND - 0.8%
Dufry AG(1)	2,479	394

TAIWAN - 10.3%
E Ink Holdings, Inc.	269,000	377
Hon Hai Precision Industry Co., Ltd.	272,508	944
MediaTek, Inc.	60,794	570
Sunny Friend Environmental Technology Co., Ltd.	122,000	769
Taiwan Semiconductor Manufacturing Co., Ltd.	363,647	2,596

		5,256
THAILAND - 0.7%
Bangkok Bank PCL (DR)	63,400	355

TURKEY - 1.8%
Akbank Turk AS	167,833	443
Turkiye Sinai Kalkinma Bankasi AS	1,179,403	460

		903
UNITED KINGDOM - 4.9%
Global Ports Holding plc	108,857	861
NMC Health plc	19,181	707
Randgold Resources Ltd.	9,511	932

		2,500

Total common stocks (Cost $36,902)		44,021

PREFERRED STOCKS - 11.4%

BRAZIL - 2.3%
Cia Energetica de Minas Gerais, 1.46%(4)	114,600	289
Itau Unibanco Holding S.A., 0.39%(4)	62,435	854

		1,143
KOREA - 7.1%
Samsung Electronics Co., Ltd., 1.36%(4)	2,026	3,648

RUSSIA - 2.0%
Sberbank of Russia PJSC, 3.74%(2)(4)	383,042	1,036

Total preferred stocks (Cost $3,128)		5,827
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $1,165 (Cost $1,165)(5)	$1,165	$1,165

Total investments - 99.8% (Cost $41,195)		51,013

Other assets less liabilities - 0.2%		125

Total net assets - 100.0%(6)		$51,138

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,036, or 2.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$1,190

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$7,163	14.0%
Consumer Staples	1,255	2.5
Energy	3,634	7.1
Financials	10,860	21.3
Health Care	3,764	7.4
Industrials	4,520	8.9
Information Technology	14,056	27.5
Materials	3,494	6.8
Telecommunication Services	337	0.7
Utilities	765	1.5
Short-term investments	1,165	2.3

Total investments	$51,013	100.0%

36	Artisan Partners Funds

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,346	8.5%
British pound	2,500	4.9
Chilean peso	960	1.9
Czech koruna	499	1.0
Euro	750	1.5
Hong Kong dollar	5,637	11.1
Indian rupee	3,313	6.5
Indonesian rupiah	1,732	3.4
Kenyan shilling	535	1.0
Korean won	7,213	14.1
Malaysian ringgit	375	0.7
Mexican peso	1,121	2.2
Polish zloty	477	0.9
South African rand	2,457	4.8
Swiss franc	394	0.8
New Taiwan dollar	5,256	10.3
Thai baht	355	0.7
Turkish lira	903	1.8
U.S. dollar	12,190	23.9

Total investments	$51,013	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	7.1%
Alibaba Group Holding Ltd.	China	5.7
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.1
Naspers Ltd.	South Africa	2.5
Baidu, Inc.	China	2.1
Sberbank of Russia PJSC	Russia	2.0
Zhuzhou CRRC Times Electric Co., Ltd.	China	2.0
Grupo Supervielle S.A.	Argentina	1.9
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.9
Reliance Industries Ltd.	India	1.8

Total		32.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.8%

AUSTRALIA - 2.9%
Treasury Wine Estates Ltd.	35,410	$380

BRAZIL - 3.4%
Hypermarcas S.A.	13,800	140
Linx S.A.	27,600	171
TOTVS S.A.	13,800	136

		447
CHINA - 1.1%
JD.com, Inc. (DR)(1)	3,754	143

FRANCE - 4.4%
Dassault Systemes SE	1,619	164
Maisons du Monde S.A.	2,310	101
Orpea	816	97
Vivendi S.A.	8,475	214

		576
INDIA - 1.8%
HDFC Bank Ltd. (DR)	2,553	246

JAPAN - 3.5%
Nintendo Co., Ltd.	700	259
Shiseido Co., Ltd.	5,000	200

		459
MEXICO - 1.1%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	1,557	149

NETHERLANDS - 4.9%
ASML Holding N.V.	2,071	353
IMCD Group N.V.	4,784	293

		646
SOUTH AFRICA - 2.2%
Bid Corp. Ltd.	12,770	287

UNITED KINGDOM - 10.2%
B&M European Value Retail S.A.	39,465	205
Fevertree Drinks plc	8,421	247
Halma plc	26,658	400
Intertek Group plc	4,030	269
Worldpay Group plc	40,307	220

		1,341
UNITED STATES - 55.3%
AO Smith Corp.	4,068	242
Aramark	6,416	261
Boston Scientific Corp.(1)	16,336	476
BWX Technologies, Inc.	9,430	528
UNITED STATES (CONTINUED)
Cabot Oil & Gas Corp.	7,722	207
CDK Global, Inc.	2,636	166
Cintas Corp.	2,373	342
Delphi Automotive plc	2,373	233
DexCom, Inc.(1)	1,332	65
Diamondback Energy, Inc.(1)	3,955	387
First Republic Bank	3,026	316
Gartner, Inc.(1)	2,624	326
Global Payments, Inc.	6,027	573
Guidewire Software, Inc.(1)	5,776	450
IHS Markit Ltd.(1)	8,317	367
Newell Brands, Inc.	5,047	215
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,209	102
Q2 Holdings, Inc. (1)	3,314	138
Regeneron Pharmaceuticals, Inc.(1)	715	320
Tableau Software, Inc., Class A(1)	4,068	305
TD Ameritrade Holding Corp.	5,914	289
Teledyne Technologies, Inc.(1)	3,490	556
Veeva Systems, Inc., Class A(1)	1,983	112
Wabtec Corp.	2,209	167
Webster Financial Corp.	2,523	133

		7,276

Total common stocks (Cost $11,571)		11,950

PREFERRED STOCKS - 0.8%

GERMANY -0.8%
Sartorius AG, 0.55%(2)	1,067	102

Total preferred stocks (Cost $106)		102
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $851 (Cost $851)(3)	$851	$851

Total investments - 98.0% (Cost $12,528)		12,903

Other assets less liabilities - 2.0%		258

Total net assets - 100.0%(4)		$13,161

38	Artisan Partners Funds

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$870

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,474	11.4%
Consumer Staples	1,263	9.8
Energy	594	4.6
Financials	984	7.6
Health Care	1,312	10.2
Industrials	2,764	21.4
Information Technology	3,661	28.4
Short-term investments	851	6.6

Total investments	$12,903	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$380	2.9%
Brazilian real	447	3.5
British pound	1,341	10.4
Euro	1,324	10.3
Japanese yen	459	3.6
South African rand	287	2.2
U.S. dollar	8,665	67.1

Total investments	$12,903	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.4%
Teledyne Technologies, Inc.	United States	4.2
BWX Technologies, Inc.	United States	4.0
Boston Scientific Corp.	United States	3.6
Guidewire Software, Inc.	United States	3.4
Halma plc	United Kingdom	3.0
Diamondback Energy, Inc.	United States	2.9
Treasury Wine Estates Ltd.	Australia	2.9
IHS Markit Ltd.	United States	2.8
ASML Holding N.V.	Netherlands	2.7

Total		33.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 100.0%

CANADA - 3.5%
CAE, Inc.	120,269	$2,104
Canadian Pacific Railway Ltd.	48,774	8,196

		10,300
CHILE - 2.0%
Enel Americas S.A. (DR)	560,593	5,729

CHINA - 5.1%
Alibaba Group Holding Ltd. (DR)(1)	38,645	6,675
NetEase, Inc. (DR)	15,956	4,209
Ping An Insurance Group Co. of China Ltd., Class H	217,000	1,665
Tencent Holdings Ltd.	50,100	2,156

		14,705
DENMARK - 2.0%
Genmab AS(1)	26,817	5,920

FRANCE - 0.2%
Vallourec S.A.(1)	81,817	486

GERMANY - 11.6%
Deutsche Boerse AG	115,768	12,548
Linde AG(1)(2)	25,877	5,397
Wirecard AG	172,963	15,824

		33,769
HONG KONG - 1.3%
AIA Group Ltd.	327,995	2,419
Techtronic Industries Co., Ltd.	232,000	1,238

		3,657
IRELAND - 0.8%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)(5)	124,900	2,409

ITALY - 2.0%
Banco BPM S.p.A.(1)	350,426	1,453
Intesa Sanpaolo S.p.A.	1,273,800	4,504

		5,957
JAPAN - 3.4%
Calbee, Inc.	62,500	2,197
Kose Corp.	35,726	4,092
Nitori Holdings Co., Ltd.	24,278	3,472

		9,761
KOREA - 3.0%
Korea Aerospace Industries Ltd.	117,125	4,469
Samsung Electronics Co., Ltd.	1,857	4,157

		8,626
MEXICO - 0.0%†
Wal-Mart de Mexico S.A.B. de C.V.	57,400	132

NETHERLANDS - 6.1%
ING Groep N.V.	521,517	9,616
InterXion Holding N.V.(1)	160,790	8,189

		17,805
SWITZERLAND - 3.0%
Lonza Group AG(1)	17,928	4,703
Nestle S.A.	48,324	4,047

		8,750
TAIWAN - 2.2%
Ginko International Co., Ltd.	461,000	3,155
Taiwan Semiconductor Manufacturing Co., Ltd.	459,000	3,277

		6,432
UNITED KINGDOM - 2.9%
BAE Systems plc	324,018	2,742
Experian plc	124,391	2,499
London Stock Exchange Group plc	36,953	1,896
Prudential plc	55,065	1,318

		8,455
UNITED STATES - 50.9%
Adobe Systems, Inc.(1)	18,202	2,715
Albemarle Corp.	37,204	5,071
Alphabet, Inc., Class A(1)	4,559	4,439
Alphabet, Inc., Class C(1)(2)	8,650	8,296
Amazon.com, Inc.(1)	5,041	4,846
Aon plc	37,046	5,413
Applied Materials, Inc.	199,957	10,416
Autodesk, Inc.(1)	42,675	4,791
Celgene Corp.(1)	62,692	9,142
Citigroup, Inc.	48,447	3,524
CME Group, Inc.	16,851	2,286
Comcast Corp., Class A	7,849	302
DowDuPont, Inc.	76,150	5,272
Facebook, Inc., Class A(1)	54,665	9,341
Fidelity National Information Services, Inc.	51,335	4,794
Harris Corp.	50,841	6,695
Intercontinental Exchange, Inc.	85,285	5,859
Johnson Controls International plc	71,498	2,881
Lamb Weston Holdings, Inc.	94,502	4,431
MasterCard, Inc., Class A	88,624	12,514

40	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Nektar Therapeutics(1)	12,483	$300
PayPal Holdings, Inc.(1)	11,450	733
PTC, Inc.(1)	118,575	6,673
Raytheon Co.	27,500	5,131
S&P Global, Inc.	26,309	4,112
ServiceNow, Inc.(1)	56,942	6,692
TESARO, Inc.(1)	27,510	3,552
Wells Fargo & Co.	89,790	4,952
Zayo Group Holdings, Inc.(1)	94,998	3,270

		148,443

Total common stocks and equity-linked security (Cost $231,986)		291,336

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $3,470 (Cost $3,470)(6)	$3,470	$3,470

Total investments - 101.2% (Cost $235,456)		294,806

Other assets less liabilities - (1.2)%		(3,428)

Total net assets - 100.0%(7)		$291,378

†	Amount rounds to less than 0.1%
(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,409, or 0.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	4/5/2017- 9/11/2017	$2,339	$2,409	0.8%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$3,540

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$9,858	3.3%
Consumer Staples	14,899	5.1
Energy	486	0.2
Financials	61,565	20.9
Health Care	26,772	9.1
Industrials	30,431	10.3
Information Technology	122,586	41.6
Materials	15,740	5.3
Telecommunication Services	3,270	1.1
Utilities	5,729	1.9
Short-term investments	3,470	1.2

Total investments	$294,806	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$8,455	2.9%
Canadian dollar	2,104	0.7
Danish krone	5,920	2.0
Euro	49,828	16.9
Hong Kong dollar	7,478	2.5
Japanese yen	9,761	3.3
Korean won	8,626	2.9
Mexican peso	132	0.0 †
Swiss franc	8,750	3.0
New Taiwan dollar	6,432	2.2
U.S. dollar	187,320	63.6

Total investments	$294,806	100.0%

†	Amount rounds to less than 0.1%

Artisan Partners Funds	41

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	5.4%
Alphabet, Inc.	United States	4.4
Deutsche Boerse AG	Germany	4.3
MasterCard, Inc.	United States	4.3
Applied Materials, Inc.	United States	3.6
ING Groep N.V.	Netherlands	3.3
Facebook, Inc.	United States	3.2
Celgene Corp.	United States	3.1
Canadian Pacific Railway Ltd.	Canada	2.8
InterXion Holding N.V.	Netherlands	2.8

Total		37.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

AUSTRALIA - 4.5%
James Hardie Industries plc (DR)	3,058,114	$42,507
Treasury Wine Estates Ltd.	7,319,259	78,597

		121,104
CHINA - 1.9%
Tencent Holdings Ltd.	1,207,417	51,966

DENMARK - 3.1%
Genmab AS(1)	383,988	84,772

FRANCE - 1.3%
Eurofins Scientific SE	55,429	35,022

GERMANY - 4.6%
Adidas AG	151,690	34,315
Brenntag AG	741,906	41,313
SAP SE	455,239	49,871

		125,499
HONG KONG - 2.7%
Samsonite International S.A.	6,416,500	27,476
Sands China Ltd.	9,032,489	47,003

		74,479
INDIA - 1.9%
HDFC Bank Ltd. (DR)	521,431	50,250

JAPAN - 9.2%
Daifuku Co., Ltd.	489,400	24,095
Keyence Corp.	110,900	58,887
Lion Corp.	685,400	12,511
Nintendo Co., Ltd.	168,626	62,280
Shiseido Co., Ltd.	1,584,118	63,379
Stanley Electric Co., Ltd.	814,846	27,916

		249,068
MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	273,660	26,143

NETHERLANDS - 4.6%
ASML Holding N.V. (DR)	441,667	75,613
ING Groep N.V.	2,723,321	50,212

		125,825
SOUTH AFRICA - 2.0%
Bid Corp. Ltd.	2,364,439	53,074

SPAIN - 0.8%
Amadeus IT Group S.A.	336,670	21,881

SWITZERLAND - 2.1%
Lonza Group AG(1)	65,240	17,113
Temenos Group AG(1)	380,118	38,783

		55,896
UNITED KINGDOM - 4.8%
Auto Trader Group plc	6,773,225	35,624
Fevertree Drinks plc	975,154	28,577
Intertek Group plc	973,321	64,978

		129,179
UNITED STATES - 49.0%
Alphabet, Inc., Class A(1)	91,502	89,097
Anthem, Inc.	251,684	47,790
Bank of America Corp.	2,865,850	72,621
Boston Scientific Corp.(1)	3,491,471	101,846
Broadcom Ltd.	152,675	37,030
Delphi Automotive plc	399,062	39,268
DexCom, Inc.(1)	275,562	13,482
Ecolab, Inc.	345,275	44,406
Facebook, Inc., Class A(1)	543,460	92,861
IHS Markit Ltd.(1)	4,164,583	183,575
LKQ Corp.(1)	2,031,302	73,107
Noble Energy, Inc.	1,303,754	36,974
Pioneer Natural Resources Co.	335,793	49,543
Priceline Group, Inc.(1)	27,187	49,774
Regeneron Pharmaceuticals, Inc.(1)	140,023	62,607
S&P Global, Inc.	502,595	78,561
salesforce.com, Inc.(1)	293,958	27,461
State Street Corp.	813,784	77,749
Visa, Inc., Class A	1,389,001	146,178

		1,323,930

Total common stocks (Cost $1,839,748)		2,528,088

Artisan Partners Funds	43

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $170,126 (Cost $170,121)(2)	$170,121	$170,121

Total investments - 99.8% (Cost $2,009,869)		2,698,209

Other assets less liabilities - 0.2%		5,206

Total net assets - 100.0%(3)		$2,703,415

(1)	Non-income producing security.
(2)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.375%	5/15/2027	$173,527

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$298,859	11.1%
Consumer Staples	262,281	9.7
Energy	86,517	3.2
Financials	329,393	12.2
Health Care	362,632	13.5
Industrials	313,961	11.6
Information Technology	787,532	29.2
Materials	86,913	3.2
Short-term investments	170,121	6.3

Total investments	$2,698,209	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$121,104	4.5%
British pound	129,179	4.8
Danish krone	84,772	3.1
Euro	232,614	8.6
Hong Kong dollar	126,445	4.7
Japanese yen	249,068	9.2
South African rand	53,074	2.0
Swiss franc	55,896	2.1
U.S. dollar	1,646,057	61.0

Total investments	$2,698,209	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	6.8%
Visa, Inc.	United States	5.4
Boston Scientific Corp.	United States	3.8
Facebook, Inc.	United States	3.4
Alphabet, Inc.	United States	3.3
Genmab AS	Denmark	3.1
Treasury Wine Estates Ltd.	Australia	2.9
S&P Global, Inc.	United States	2.9
State Street Corp.	United States	2.9
ASML Holding N.V.	Netherlands	2.8

Total		37.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.4%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	512,562	$53,916

BRAZIL - 3.0%
Telefonica Brasil S.A. (DR)	5,838,450	92,481

CANADA - 2.1%
Imperial Oil Ltd.	1,990,263	63,580

CHINA - 3.6%
Baidu, Inc. (DR)(1)	448,346	111,051

DENMARK - 3.7%
Carlsberg AS, Class B	450,456	49,293
ISS AS	1,571,771	63,208

		112,501
JAPAN - 1.8%
Sugi Holdings Co., Ltd.	138,300	7,350
Yahoo Japan Corp.	10,045,400	47,671

		55,021
KOREA - 6.2%
Hyundai Motor Co.	21,493	2,824
Kia Motors Corp.	738,771	20,415
KT&G Corp.	290,242	26,735
Samsung Electronics Co., Ltd.	63,070	141,189

		191,163
NETHERLANDS - 3.9%
Akzo Nobel N.V.	84,013	7,757
ING Groep N.V.	4,766,861	87,890
Koninklijke Philips N.V.	589,507	24,337

		119,984
NORWAY - 1.0%
Orkla ASA	3,014,007	30,918

SWEDEN - 0.3%
Telefonaktiebolaget LM Ericsson, Class B	1,130,440	6,491
Telefonaktiebolaget LM Ericsson (DR)	551,742	3,173

		9,664
SWITZERLAND - 7.3%
ABB Ltd.	3,882,255	95,979
Cie Financiere Richemont S.A.	536,141	48,999
Pargesa Holding S.A.	2,453	204
UBS Group AG(1)	4,597,302	78,572

		223,754
UNITED KINGDOM - 10.4%
Amec Foster Wheeler plc	3,514,902	23,997
Compass Group plc	481,278	10,209
Diageo plc	961,260	31,597
IMI plc	1,294,855	21,567
Lloyds Banking Group plc	80,717,750	73,258
Rolls-Royce Holdings plc(1)	264,116	3,139
Royal Bank of Scotland Group plc(1)	25,339,393	91,101
Tesco plc(1)	26,344,328	66,067

		320,935
UNITED STATES - 44.4%
Advance Auto Parts, Inc.	463,946	46,023
Alphabet, Inc., Class A(1)	37,698	36,707
Alphabet, Inc., Class C(1)(2)	25,906	24,847
American Express Co.	801,163	72,473
Aon plc	380,776	55,631
Arch Capital Group Ltd.(1)	1,110,474	109,382
Bank of New York Mellon Corp.	2,120,005	112,403
Cisco Systems, Inc.	1,384,826	46,572
Citigroup, Inc.	1,678,401	122,087
Citizens Financial Group, Inc.	1,466,495	55,536
FedEx Corp.	201,283	45,405
Fluor Corp.	191,349	8,056
Johnson & Johnson	488,702	63,536
Marsh & McLennan Cos., Inc.	1,221,373	102,363
Medtronic plc	1,045,118	81,279
Microsoft Corp.	1,005,678	74,913
Oracle Corp.	2,130,668	103,018
Progressive Corp.	988,296	47,853
QUALCOMM, Inc.	1,455,797	75,469
TE Connectivity Ltd.	454,644	37,763
United Technologies Corp.	397,442	46,135

		1,367,451

Total common stocks (Cost $2,107,698)		2,752,419

PREFERRED STOCKS - 0.1%

KOREA - 0.1%
Hyundai Motor Co., 4.00%(2)	31,195	2,792

Total preferred stocks (Cost $2,917)		2,792

Artisan Partners Funds	45

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $317,814 (Cost $317,805)(3)	$317,805	$317,805

Total investments - 99.8% (Cost $2,428,420)		3,073,016

Other assets less liabilities - 0.2%		7,090

Total net assets - 100.0%(4)		$3,080,106

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$315,677
U.S. Treasury Bond	3.000%	11/15/2044	8,493

			$324,170

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$131,262	4.3%
Consumer Staples	211,960	6.9
Energy	87,577	2.8
Financials	1,062,669	34.6
Health Care	169,152	5.5
Industrials	283,489	9.2
Information Technology	708,864	23.1
Materials	7,757	0.3
Telecommunication Services	92,481	3.0
Short-term investments	317,805	10.3

Total investments	$3,073,016	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$320,935	10.4%
Canadian dollar	63,580	2.1
Danish krone	112,501	3.7
Euro	173,900	5.6
Japanese yen	55,021	1.8
Korean won	193,955	6.3
Norwegian krone	30,918	1.0
Swedish krona	6,491	0.2
Swiss franc	223,754	7.3
U.S. dollar	1,891,961	61.6

Total investments	$3,073,016	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2017
Dollar values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Depreciation
Counterparty		Deliver		Receive
State Street Bank and Trust Company	11/15/2017	CNH	42,779	USD	6,363	$(62)
State Street Bank and Trust Company	11/15/2017	CNH	538,373	USD	76,855	(4,005)

						$(4,067)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.6%
Citigroup, Inc.	United States	4.0
Bank of New York Mellon Corp.	United States	3.6
Baidu, Inc.	China	3.6
Arch Capital Group Ltd.	United States	3.6
Oracle Corp.	United States	3.3
Marsh & McLennan Cos., Inc.	United States	3.3
ABB Ltd.	Switzerland	3.1
Telefonica Brasil S.A.	Brazil	3.0
Royal Bank of Scotland Group plc	United Kingdom	3.0

Total		35.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 70.9%

AGRICULTURE - 0.5%
Pinnacle Operating Corp., 9.00%, 5/15/2023(1)(2)(3)	$13,301	$12,569

AUTO MANUFACTURERS - 0.6%
Wabash National Corp., 5.50%, 10/1/2025(4)	15,000	15,300

BUILDING MATERIALS - 0.6%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	9,165	9,546
6.50%, 2/1/2022	6,050	6,324

		15,870
CHEMICALS - 1.6%
CF Industries, Inc., 3.45%, 6/1/2023	12,645	12,487
5.38%, 3/15/2044	28,500	27,217

		39,704
COMMERCIAL SERVICES - 1.2%
Laureate Education, Inc., 8.25%, 5/1/2025(4)	28,500	30,709

DISTRIBUTION/WHOLESALE - 1.1%
HD Supply, Inc., 5.75%, 4/15/2024(4)	24,833	26,571

DIVERSIFIED FINANCIAL SERVICES - 4.7%
Alliance Data Systems Corp., 5.38%, 8/1/2022(4)	14,227	14,654
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(4)	31,190	30,488
NFP Corp., 6.88%, 7/15/2025(4)	41,050	41,666
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025(4)	27,750	28,027

		114,835
ENGINEERING & CONSTRUCTION - 2.3%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022(4)	10,000	10,775
Tutor Perini Corp., 6.88%, 5/1/2025(4)	41,990	45,559

		56,334
ENTERTAINMENT - 1.4%
Scientific Games International, Inc., 6.25%, 9/1/2020	11,300	11,441
7.00%, 1/1/2022(4)	20,930	22,212

		33,653
HEALTHCARE-SERVICES - 2.0%
Eagle Holding Co., II LLC, 7.63% Cash, 8.38% PIK, 5/15/2022(4)	19,486	20,217
Opal Acquisition, Inc., 7.50%, 7/1/2024(4)	2,448	2,387
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(4)	26,950	25,333

		47,937
INSURANCE - 10.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 8.25%, 8/1/2023(4)	28,375	30,001
AssuredPartners, Inc., 7.00%, 8/15/2025(4)	19,000	19,451
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.13% Cash, 8.88% PIK, 7/15/2019 (4)	35,574	35,663
HUB International Ltd., 7.88%, 10/1/2021(4)	80,478	83,798
KIRS Midco 3 plc, 8.63%, 7/15/2023(4)(5)	50,000	52,625
York Risk Services Holding Corp., 8.50%, 10/1/2022(4)	42,597	41,958

		263,496
MACHINERY-DIVERSIFIED - 1.1%
SPX FLOW, Inc., 5.63%, 8/15/2024(4)	10,000	10,475
5.88%, 8/15/2026(4)	15,600	16,458

		26,933
MEDIA - 11.2%
Cablevision Systems Corp., 5.88%, 9/15/2022	23,077	23,885
8.00%, 4/15/2020	4,767	5,285
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/2028(4)	10,000	10,000
5.13%, 5/1/2027(4)	41,000	41,564
5.50%, 5/1/2026(4)	51,080	52,932
5.88%, 4/1/2024(4)	5,000	5,306
CSC Holdings LLC, 5.50%, 4/15/2027(4)	12,000	12,480
6.75%, 11/15/2021	21,000	23,205
Univision Communications, Inc., 5.13%, 2/15/2025(4)	28,321	28,569
Virgin Media Secured Finance plc, 5.50%, 8/15/2026(4)(5)	21,675	22,840
Ziggo Bond Finance BV, 6.00%, 1/15/2027 (4)(5)	30,966	32,050
Ziggo Secured Finance BV, 5.50%, 1/15/2027 (4)(5)	15,000	15,370

		273,486

Artisan Partners Funds	47

Principal Amount		Value
MISCELLANEOUS MANUFACTURING - 1.6%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022(4)	$38,969	$40,041

OIL & GAS - 11.7%
Callon Petroleum Co., 6.13%, 10/1/2024	16,050	16,772
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	9,625	9,769
7.50%, 9/15/2020	35,000	35,744
8.25%, 7/15/2025	23,377	25,393
Endeavor Energy Resources L.P. / EER Finance, Inc., 7.00%, 8/15/2021(4)	36,387	37,661
8.13%, 9/15/2023(4)	42,000	45,150
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/2020	16,850	14,028
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,000	5,150
7.38%, 5/1/2022	7,223	7,476
Seven Generations Energy Ltd., 5.38%, 9/30/2025(4)(5)(6)	27,000	27,202
6.75%, 5/1/2023(4)(5)	42,170	44,437
6.88%, 6/30/2023(4)(5)	15,440	16,366

		285,148
PIPELINES - 2.3%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024	28,850	29,860
Energy Transfer Equity L.P., 5.88%, 1/15/2024	2,000	2,147
Williams Partners L.P. / ACMP Finance Corp., 4.88%, 3/15/2024	22,886	23,952

		55,959
REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.0%
Vereit Operating Partnership L.P., 3.95%, 8/15/2027	10,000	9,956
4.60%, 2/6/2024	59,076	62,009
4.88%, 6/1/2026	69,575	74,464

		146,429
RETAIL - 4.6%
Group 1 Automotive, Inc., 5.25%, 12/15/2023(4)	7,553	7,647
J Crew Brand LLC / J Crew Brand Corp., 13.00%, 9/15/2021(4)	15,835	18,765
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	870
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(4)	24,250	12,610
RETAIL (CONTINUED)
Penske Automotive Group, Inc., 3.75%, 8/15/2020	11,390	11,618
5.38%, 12/1/2024	4,058	4,180
5.50%, 5/15/2026	9,500	9,822
Sonic Automotive, Inc., 5.00%, 5/15/2023	49,502	48,388

		113,900
SOFTWARE - 3.4%
Ascend Learning LLC, 6.88%, 8/1/2025(4)	14,500	15,297
First Data Corp., 7.00%, 12/1/2023(4)	27,500	29,364
Informatica LLC, 7.13%, 7/15/2023(4)	6,110	6,141
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024(4)	27,489	31,295

		82,097
TELECOMMUNICATIONS - 2.2%
Frontier Communications Corp., 8.50%, 4/15/2020	5,125	4,971
8.88%, 9/15/2020	26,000	25,108
11.00%, 9/15/2025	8,000	6,800
West Corp., 5.38%, 7/15/2022(4)	16,389	16,553

		53,432

Total Corporate Bonds (Cost $1,679,420)		1,734,403

BANK LOANS - 21.8%(8)

AEROSPACE/DEFENSE - 1.8%
Jazz Acquisition, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 4.83%, 6/19/2021	23,692	23,005
Jazz Acquisition, Inc. Second Lien Term Loan, 3 Month LIBOR + 6.75%, 8.08%, 6/19/2022	7,000	6,615
Sequa Mezzanine Holdings L.L.C. First Lien Term Loan B, 3 Month LIBOR + 5.50%, 6.81%, 11/28/2021	2,993	3,010
Sequa Mezzanine Holdings L.L.C. Second Lien Term Loan, 3 Month LIBOR + 9.00%, 10.31%, 4/28/2022	10,500	10,750

		43,380
AGRICULTURE - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B, 1 Month LIBOR + 7.25%, either 6.74% cash or 8.49% PIK, 11/15/2021(1)	9,085	8,415

48	Artisan Partners Funds

	Principal Amount	Value
APPAREL - 0.6%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 5.99%, 10/14/2022	$18,920	$13,977
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 9.00%, 10.24%, 10/13/2023	1,000	445

		14,422
COMMERCIAL SERVICES - 0.3%
International Car Wash Group Ltd. First Lien Term Loan, 1 Month LIBOR + 3.50%, 4.73%, 10/3/2024(5)(9)	7,000	7,026

COMPUTERS - 0.2%
Optiv Security, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.25%, 8.56%, 2/1/2025	5,500	5,019

DIVERSIFIED FINANCIAL SERVICES - 0.6%
NFP Corp. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 4.74%, 1/8/2024	997	1,004
Werner FinCo L.P. First Lien Term Loan B, 1 Month LIBOR + 4.00%, 5.24%, 7/24/2024(1)	12,500	12,523

		13,527
ENVIRONMENTAL CONTROL - 0.5%
HD Supply Waterworks, Ltd. First Lien Term Loan B, 6 Month LIBOR + 3.00%, 4.46%, 8/1/2024	5,000	5,006
Robertshaw US Holding Corp. First Lien Term Loan, 1 Month LIBOR + 4.50%, 5.75%, 8/10/2024	6,000	6,048

		11,054
HEALTHCARE-SERVICES - 0.5%
Opal Acquisition, Inc. First Lien Term Loan B, 3 Month LIBOR + 4.00%, 5.30%, 11/27/2020	5,499	5,169
3 Month LIBOR + 4.00%, 5.33%, 11/27/2020	8,114	7,626

		12,795
INSURANCE - 3.5%
AssuredPartners, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 4.59%, 10/22/2024	14,976	14,988
INSURANCE (CONTINUED)
USI, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 4.31%, 5/16/2024	40,000	39,850
York Risk Services Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 4.99%, 10/1/2021	32,041	31,448

		86,286
INTERNET - 2.2%
Ancestry.com Operations, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 4.49%, 10/19/2023	22,275	22,400
Ancestry.com Operations, Inc. Second Lien Term Loan B, 1 Month LIBOR + 8.25%, 9.49%, 10/19/2024	28,000	28,385
iParadigms Holdings LLC Second Lien Term Loan, 3 Month LIBOR + 7.25%, 8.58%, 7/29/2022(1)	3,768	3,655

		54,440
INVESTMENT COMPANIES - 1.1%
TKC Holdings, Inc. First Lien Term Loan, 2 Month LIBOR + 4.25%, 5.52%, 2/1/2023	11,443	11,538
TKC Holdings, Inc. Second Lien Term Loan, 2 Month LIBOR + 8.00%, 9.27%, 2/1/2024	15,500	15,655

		27,193
MACHINERY-DIVERSIFIED - 0.9%
Engineered Machinery Holdings, Inc. First Lien Term Loan, 3 Month LIBOR + 3.25%, 4.56%, 7/19/2024	4,425	4,425
3 Month LIBOR + 3.25%, 4.58%, 7/19/2024	443	443
Zodiac Pool Solutions LLC First Lien Term Loan, 3 Month LIBOR + 4.00%, 5.33%, 12/20/2023	11,910	12,029
Zodiac Pool Solutions LLC Second Lien Term Loan, 3 Month LIBOR + 9.00%, 10.33%, 12/20/2024	4,000	4,050

		20,947
PHARMACEUTICALS - 0.3%
PharMerica Corp. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 4.73%, 9/26/2024(9)	6,000	6,032

Artisan Partners Funds	49

	Principal Amount	Value
RETAIL - 2.6%
Interior Logic Group, Inc. First Lien Term Loan B, 3 Month LIBOR + 6.00%, 7.32%, 3/1/2024	$12,188	$12,127
J. Crew Group, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.22%, 4.45%, 3/5/2021	8,866	5,350
1 Month LIBOR + 3.22%, 4.46%, 3/5/2021	6,786	4,095
3 Month LIBOR + 3.22%, 4.55%, 3/5/2021	23,364	14,098
Men’s Wearhouse, Inc. (The) First Lien Term Loan B1, Fixed Rate, 5.00%, 6/18/2021	8,000	7,670
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 4.48%, 10/25/2020	18,920	14,050
NPC International, Inc. Second Lien Term Loan, 1 Month LIBOR + 7.50%, 8.74%, 4/18/2025	7,000	7,087

		64,477
SOFTWARE - 4.8%
Applied Systems, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 4.57%, 9/19/2024	12,500	12,621
Applied Systems, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 8.32%, 9/19/2025	16,000	16,480
Ascend Learning LLC First Lien Term Loan B, 1 Month LIBOR + 3.25%, 4.49%, 7/12/2024	5,000	5,020
Kronos Incorporated First Lien Term Loan B, 3 Month LIBOR + 3.50%, 4.81%, 11/1/2023	3,970	3,991
Kronos Incorporated Second Lien Term Loan, 3 Month LIBOR + 8.25%, 9.56%, 11/1/2024	34,500	35,566
Renaissance Learning, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 8.33%, 4/11/2022	44,035	44,365

		118,043
TELECOMMUNICATIONS - 1.6%
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3 Month LIBOR + 2.75%, 4.07%, 6/30/2019(5)	39,369	39,225

Total Bank Loans (Cost $533,774)		532,281
CONVERTIBLE DEBENTURES - 0.4%

PHARMACEUTICALS - 0.4%
Impax Laboratories, Inc., 2.00%, 6/15/2022	$10,000	$8,988

Total convertible debentures (Cost $8,939)		8,988
	Shares Held
PREFERRED STOCKS - 0.3%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC(1)(2)(10)(11)(12)	9,263	4,863

RETAIL - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK(4)(7)(10)(11)(12)	4,450	1,780

Total preferred stocks (Cost $8,231)		6,643

COMMON STOCK - 0.0%†

RETAIL - 0.0%†
Chinos Holdings, Inc., Class A(1)(2)(10)	406	406

Total common stock (Cost $–)		406
	Principal Amount
CORPORATE BOND ESCROWS - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(1)(10)(11)(12)	$2,000	$–

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020(1)(10)(11)(12)	13,300	–

Total Corporate Bond Escrows (Cost $–)		–

50	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $151,584 (Cost $151,580)(13)	$151,580	$151,580

Total investments - 99.6% (Cost $2,381,944)		2,434,301

Other assets less liabilities - 0.4%		9,241

Total net assets - 100.0%(14)		$2,443,542

†	Amount rounds to less than 0.1%
(1)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $42,431, or 1.7% of total net assets.
(2)	Security was deemed restricted as of September 30, 2017.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/14- 3/24/17	$15,962	$12,569	0.5%
Pinnacle Agriculture Holdings LLC	3/10/17	6,546	4,863	0.2%
Chinos Holdings, Inc., Class A	7/13/17	–	406	0.0%†

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 and considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3 Month LIBOR + 2.75%, 4.07%, 6/30/2019	Luxembourg	U.S. dollar
International Car Wash Group Ltd. First Lien Term Loan, 1 Month LIBOR + 3.50%, 4.73%, 10/3/2024	United Kingdom	U.S. dollar
KIRS Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Seven Generations Energy Ltd. 5.38%, 9/30/2025	Canada	U.S. dollar
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo Secured Finance BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(6)	When-Issued security.
(7)	Perpetual – Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time, after which it reverts to a floating rate. Interest rate in effect is as of September 30, 2017.
(8)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of September 30, 2017.
(9)	Estimated interest rate is shown. Effective interest rate is determined on the settlement date.
(10)	Non-income producing security.
(11)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,643, or 0.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(12)	Non-voting shares.
(13)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.250%	11/15/2024	$711
U.S. Treasury Bond	3.875%	4/15/2029	153,915

			$154,626

(14)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

(LIBOR) London Interbank Offered Rate

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $77,533 or 3.2% of the total net

Artisan Partners Funds	51

assets as of September 30, 2017, which could be drawn at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Beacon Roofing Supply, Inc. Bridge Term Loan	$48,400	–
Engineered Machinery Holdings, Inc. First Lien Delayed Draw Term Loan	133	–
FXI Holdings, Inc. Bridge Term Loan	29,000	–

	$77,533	–

FUTURES CONTRACTS - September 30, 2017
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Market Value	Unrealized Appreciation
Short position contracts:
U.S. Treasury 20 year Long Bond	(130)	12/19/2017	$13,000	$19,866	$418

CREDIT DIVERSIFICATION - September 30, 2017
Percentage of Total Net Assets
BBB	7.0%
BB	17.9
B	39.2
CCC	27.5
Unrated	1.6

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
VEREIT, Inc.	United States	6.0%
HUB Holdings LLC	United States	4.9
Charter Communications, Inc.	United States	4.5
Seven Generations Energy Ltd.	Canada	3.6
Endeavor Energy Resources L.P.	United States	3.4
York Risk Services Holding Corp.	United States	3.0
Carrizo Oil & Gas, Inc.	United States	2.9
Altice SA	United States	2.7
Ardonagh Midco 3 plc	United Kingdom	2.2
Ancestry.com Operations, Inc.	United States	2.1

Total		35.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.3%

BRAZIL - 0.8%
Ambev S.A. (DR)	16,504,533	$108,765

CANADA - 3.5%
Canadian Pacific Railway Ltd.	2,921,968	490,978

CHILE - 0.2%
Sociedad Quimica y Minera de Chile S.A. (DR)	441,959	24,599

CHINA - 6.2%
Alibaba Group Holding Ltd. (DR)(1)	3,511,593	606,487
NetEase, Inc. (DR)	331,000	87,321
Ping An Insurance Group Co. of China Ltd., Class H	8,817,000	67,666
Tencent Holdings Ltd.	2,586,700	111,328

		872,802
DENMARK - 0.4%
Genmab AS(1)	227,530	50,231

FRANCE - 4.2%
BNP Paribas S.A.	578,220	46,642
Eiffage S.A.	1,661,401	172,012
Schneider Electric SE(1)	1,838,559	159,998
Vallourec S.A.(1)	7,879,742	46,845
Zodiac Aerospace	5,510,718	159,343

		584,840
GERMANY - 23.0%
Allianz SE	2,399,797	538,759
Beiersdorf AG	2,357,212	253,609
Deutsche Boerse AG	6,185,332	670,441
Deutsche Post AG	7,580,125	337,439
Deutsche Telekom AG	10,949,981	204,286
Linde AG(1)(2)	3,013,713	628,499
SAP SE	1,474,330	161,513
Wirecard AG	4,673,849	427,615

		3,222,161
HONG KONG - 2.5%
AIA Group Ltd.	48,441,932	357,194

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	72,308,300	82,004
IRELAND - 2.9%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	21,199,426	408,908

ITALY - 4.9%
Assicurazioni Generali S.p.A.	13,197,763	245,831
Intesa Sanpaolo S.p.A.	79,575,418	281,398
UniCredit S.p.A.(1)	7,892,102	168,085

		695,314
JAPAN - 8.2%
Calbee, Inc.	3,872,000	136,092
FANUC Corp.	242,100	49,033
Fujitsu Ltd.	3,387,000	25,161
Japan Tobacco, Inc.	10,907,083	357,479
Nintendo Co., Ltd.	845,700	312,351
NTT DOCOMO, Inc.	6,580,333	150,320
Sumitomo Metal Mining Co., Ltd.	3,890,770	124,961

		1,155,397
KOREA - 2.8%
LG Household & Health Care Ltd.	60,386	49,349
Samsung Electronics Co., Ltd.	153,255	343,079

		392,428
MEXICO - 0.1%
Wal-Mart de Mexico S.A.B. de C.V.	3,317,430	7,597

NETHERLANDS - 6.8%
Akzo Nobel N.V.	1,819,138	167,961
ASML Holding N.V.	1,180,010	200,900
ING Groep N.V.	27,786,699	512,321
Unilever N.V. (DR)	1,271,874	75,222

		956,404
RUSSIA - 1.1%
MMC Norilsk Nickel PJSC (DR)	8,852,439	152,395

SPAIN - 1.6%
Grifols S.A.	3,493,077	101,767
Grifols S.A. (DR)	5,557,543	121,654

		223,421
SWITZERLAND - 4.6%
Idorsia Ltd.(1)	390,644	6,979
Nestle S.A.	5,569,330	466,435
Swatch Group AG	431,364	179,433

		652,847
TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	25,491,000	181,994

Artisan Partners Funds	53

	Shares Held	Value
UNITED KINGDOM - 7.2%
BAE Systems plc	25,719,109	$217,638
ConvaTec Group plc	44,917,932	164,860
Experian plc	7,478,070	150,209
Ferguson plc	2,883,637	189,185
Glencore plc(1)	29,564,749	135,489
London Stock Exchange Group plc	1,840,914	94,479
Prudential plc	2,658,409	63,640

		1,015,500
UNITED STATES - 14.4%
Allegion plc	931,382	80,537
Amazon.com, Inc.(1)	125,589	120,735
Aon plc	3,100,833	453,032
Coca-Cola European Partners plc	9,018,250	375,339
Liberty Global plc, Class A(1)	4,618,926	156,628
Liberty Global plc, Series C(1)(2)	8,220,019	268,795
Medtronic plc	5,345,434	415,714
WABCO Holdings, Inc.(1)	1,002,387	148,353

		2,019,133

Total common stocks and equity-linked security (Cost $10,331,679)		13,654,912

PREFERRED STOCKS - 1.3%

GERMANY - 1.3%
Henkel AG & Co. KGaA, 1.38%(2)	1,408,498	191,691

Total preferred stocks (Cost $98,120)		191,691

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $177,941 (Cost $177,936)(6)	$177,936	$177,936

Total investments - 99.9% (Cost $10,607,735)		14,024,539

Other assets less liabilities - 0.1%		9,888

Total net assets - 100.0%(7)		$14,034,427

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $408,908, or 2.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 9/11/2017	$231,536	$408,908	2.9%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	4/15/2029	$181,505

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$725,591	5.2%
Consumer Staples	2,021,578	14.4
Energy	46,845	0.3
Financials	3,581,492	25.5
Health Care	861,205	6.2
Industrials	2,563,633	18.3
Information Technology	2,457,749	17.5
Materials	1,233,904	8.8
Telecommunication Services	354,606	2.5
Short-term investments	177,936	1.3

Total investments	$14,024,539	100.0%

54	Artisan Partners Funds

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$1,015,500	7.2%
Danish krone	50,231	0.4
Euro	5,752,177	41.0
Hong Kong dollar	536,188	3.8
Indonesian rupiah	82,004	0.6
Japanese yen	1,155,397	8.2
Korean won	392,428	2.8
Mexican peso	7,597	0.1
Swiss franc	652,847	4.7
New Taiwan dollar	181,994	1.3
U.S. dollar	4,198,176	29.9

Total investments	$14,024,539	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	4.8%
Linde AG	Germany	4.5
Alibaba Group Holding Ltd.	China	4.3
Allianz SE	Germany	3.8
ING Groep N.V.	Netherlands	3.7
Canadian Pacific Railway Ltd.	Canada	3.5
Nestle S.A.	Switzerland	3.3
Aon plc	United States	3.2
Wirecard AG	Germany	3.0
Liberty Global plc	United States	3.0

Total		37.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

AUSTRALIA - 0.5%
IRESS Ltd.	298,234	$2,664

AUSTRIA - 0.5%
Mayr Melnhof Karton AG	18,922	2,715

CANADA - 1.0%
Morneau Shepell, Inc.	322,500	5,376

CHINA - 0.3%
Wuxi Biologics Cayman, Inc.(1)	314,500	1,588

DENMARK - 4.0%
Ambu AS, Class B	126,812	9,813
NKT AS(1)	148,643	12,713

		22,526
FINLAND - 0.7%
Cramo Oyj	153,484	4,029

FRANCE - 9.9%
Advanced Accelerator Applications S.A. (DR)(1)	328,076	22,184
Euronext N.V.	400,215	24,356
Virbac S.A.(1)	63,890	9,397

		55,937
GERMANY - 16.5%
Gerresheimer AG	146,592	11,347
Nemetschek SE	90,820	7,382
SGL Carbon SE(1)	580,293	9,811
Takkt AG	622,098	14,264
Tele Columbus AG(1)	1,364,919	14,438
Wirecard AG	390,924	35,766

		93,008
HONG KONG - 1.2%
Chow Tai Fook Jewellery Group Ltd.	5,500,600	6,598

ICELAND - 1.3%
Ossur HF	1,542,184	7,079

IRELAND - 3.1%
Dalata Hotel Group plc(1)	1,536,742	10,044
Hibernia REIT plc	4,094,520	7,380

		17,424
ITALY - 7.0%
Buzzi Unicem S.p.A.	435,064	11,744
Davide Campari-Milano S.p.A.(2)	1,090,337	7,913
Enav S.p.A.	2,718,347	12,453
Hera S.p.A.	2,219,020	6,976
Servizi Italia S.p.A.	96,842	584

		39,670
JAPAN - 2.3%
Sugi Holdings Co., Ltd.	109,500	5,819
Zenkoku Hosho Co., Ltd.	170,125	7,144

		12,963
MEXICO - 2.3%
Banco del Bajio S.A.(1)	6,891,911	13,224

NETHERLANDS - 6.2%
InterXion Holding N.V.(1)	681,544	34,711

POLAND - 1.1%
AmRest Holdings SE(1)	60,928	6,061

PORTUGAL - 2.2%
Banco Comercial Portugues S.A.(1)	42,141,011	12,217

SPAIN - 5.2%
Cellnex Telecom S.A.	881,170	20,162
Ebro Foods S.A.	290,115	6,875
Parques Reunidos Servicios Centrales SAU, Class C	163,713	2,477

		29,514
SWEDEN - 6.1%
Dometic Group AB	2,046,364	17,399
Loomis AB, Class B	230,183	9,148
SyntheticMR AB(1)(3)	235,564	8,098

		34,645
SWITZERLAND - 6.5%
Comet Holding AG(1)	219,707	32,536
Landis+Gyr Group AG(1)	54,541	3,999

		36,535
TAIWAN - 2.2%
Bizlink Holding, Inc.	150,000	1,370
Ginko International Co., Ltd.	1,643,000	11,243

		12,613

UNITED KINGDOM - 11.8%
AA plc	2,670,918	6,067
Dignity plc	328,039	10,137

56	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
Domino’s Pizza Group plc	1,863,062	$7,744
HomeServe plc	1,378,144	15,365
NEX Group plc	2,225,438	19,741
SuperGroup plc	328,043	7,468

		66,522
UNITED STATES - 1.5%
GCP Applied Technologies, Inc.(1)	276,592	8,491

Total common stocks (Cost $398,617)		526,110

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $25,151 (Cost $25,150)(4)	$25,150	$25,150

Total investments - 97.9% (Cost $423,767)		551,260

Other assets less liabilities - 2.1%		11,673

Total net assets - 100.0%(5)		$562,933

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	4/15/2029	$25,663

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$102,697	18.6%
Consumer Staples	20,607	3.7
Financials	76,682	13.9
Health Care	81,333	14.8
Industrials	70,265	12.7
Information Technology	117,058	21.2
Materials	22,950	4.2
Real Estate	7,380	1.3
Telecommunication Services	20,162	3.7
Utilities	6,976	1.3
Short-term investments	25,150	4.6

Total investments	$551,260	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$2,664	0.5%
British pound	66,522	12.1
Canadian dollar	5,376	1.0
Danish krone	29,605	5.4
Euro	232,330	42.1
Hong Kong dollar	8,186	1.5
Japanese yen	12,963	2.3
Mexican peso	13,224	2.4
Polish zloty	6,061	1.1
Swedish krona	34,645	6.3
Swiss franc	36,535	6.6
New Taiwan dollar	12,613	2.3
U.S. dollar	90,536	16.4

Total investments	$551,260	100.0%

Artisan Partners Funds	57

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	6.4%
InterXion Holding N.V.	Netherlands	6.2
Comet Holding AG	Switzerland	5.8
Euronext N.V.	France	4.3
Advanced Accelerator Applications S.A.	France	3.9
Cellnex Telecom S.A.	Spain	3.6
NEX Group plc	United Kingdom	3.5
Dometic Group AB	Sweden	3.1
HomeServe plc	United Kingdom	2.7
Tele Columbus AG	Germany	2.6

Total		42.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.9%

BELGIUM - 2.5%
Groupe Bruxelles Lambert S.A.	3,531,115	$371,435

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	27,428,589	434,469

CANADA - 2.1%
Imperial Oil Ltd.	9,797,069	312,972

CHINA - 4.5%
Baidu, Inc. (DR)(1)	2,718,607	673,372

DENMARK - 4.4%
Carlsberg AS, Class B	2,849,269	311,796
ISS AS	8,712,853	350,382

		662,178
FRANCE - 2.4%
Sodexo S.A.	906,726	113,060
Vivendi S.A.	9,717,895	246,021

		359,081
INDIA - 1.4%
HCL Technologies Ltd.	15,855,100	211,418

JAPAN - 4.6%
Stanley Electric Co., Ltd.	5,022,004	172,049
Sugi Holdings Co., Ltd.	1,858,700	98,778
Tokyo Electron Ltd.	1,242,235	190,765
Yahoo Japan Corp.	48,408,400	229,728

		691,320
KOREA - 5.5%
Hyundai Motor Co.	127,427	16,744
Kia Motors Corp.	2,009,937	55,541
KT&G Corp.	444,208	40,917
Samsung Electronics Co., Ltd.	316,464	708,442

		821,644
NETHERLANDS - 5.9%
Akzo Nobel N.V.	397,461	36,698
ING Groep N.V.	34,995,425	645,233
Koninklijke Philips N.V.	2,663,751	109,970
RELX N.V.	3,925,931	83,567

		875,468
NORWAY - 1.0%
Orkla ASA	13,429,408	137,759
TGS Nopec Geophysical Co. ASA	562,673	13,388

		151,147
SWEDEN - 0.3%
Telefonaktiebolaget LM Ericsson, Class B	5,479,916	31,467
Telefonaktiebolaget LM Ericsson (DR)	3,225,769	18,548

		50,015
SWITZERLAND - 16.1%
ABB Ltd.	22,399,944	553,782
Adecco Group AG	570,583	44,428
Cie Financiere Richemont S.A.	3,869,075	353,605
Novartis AG	3,859,569	330,416
Panalpina Welttransport Holding AG(2)	2,385,384	349,549
Pargesa Holding S.A.	1,265,602	105,211
UBS Group AG(1)	38,841,443	663,836

		2,400,827
UNITED KINGDOM - 19.0%
Amec Foster Wheeler plc	19,194,491	131,047
Compass Group plc	28,733,384	609,498
Diageo plc	4,773,760	156,914
IMI plc	7,431,427	123,779
Lloyds Banking Group plc	371,626,458	337,281
RELX plc	20,189,419	442,871
Rolls-Royce Holdings plc(1)	1,271,076	15,108
Royal Bank of Scotland Group plc(1)	143,625,457	516,365
Tesco plc(1)	137,037,975	343,665
Unilever plc (DR)	1,872,088	108,506
Vesuvius plc	7,808,134	61,731

		2,846,765
UNITED STATES - 12.3%
Accenture plc, Class A	1,038,212	140,231
Aon plc	1,968,012	287,527
Arch Capital Group Ltd.(1)	6,295,616	620,118
Medtronic plc	4,775,210	371,368
TE Connectivity Ltd.	5,040,376	418,654

		1,837,898

Total common stocks (Cost $9,095,708)		12,700,009

PREFERRED STOCKS - 0.6%

KOREA - 0.6%
Hyundai Motor Co., 4.00%(3)	183,386	16,411
Samsung Electronics Co., Ltd., 1.36%(3)	42,024	75,657

		92,068

Total preferred stocks (Cost $54,106)		92,068

Artisan Partners Funds	59

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $2,110,939 (Cost $2,110,879)(4)	$2,110,879	$2,110,879

Total investments - 99.6% (Cost $11,260,693)		14,902,956

Other assets less liabilities - 0.4%		52,956

Total net assets - 100.0%(5)		$14,955,912

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$866
U.S. Treasury Bond	3.000%	11/15/2044	253,533
U.S. Treasury Bond	3.125%	8/15/2044	528,345
U.S. Treasury Bond	3.625%	2/15/2044	806,002
U.S. Treasury Bond	3.750%	11/15/2043	564,360

			$2,153,106

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,582,929	10.6%
Consumer Staples	1,198,335	8.0
Energy	457,407	3.1
Financials	3,547,006	23.8
Health Care	811,754	5.5
Industrials	2,025,197	13.6
Information Technology	2,698,282	18.1
Materials	36,698	0.2
Telecommunication Services	434,469	2.9
Short-term investments	2,110,879	14.2

Total investments	$14,902,956	100.0%

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,738,259	18.4%
Canadian dollar	312,972	2.1
Danish krone	662,178	4.5
Euro	1,605,984	10.8
Indian rupee	211,418	1.4
Japanese yen	691,320	4.6
Korean won	913,712	6.1
Norwegian krone	151,147	1.0
Swedish krona	31,467	0.2
Swiss franc	2,400,827	16.1
U.S. dollar	5,183,672	34.8

Total investments	$14,902,956	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2017
Dollar values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	2/1/2018	JPY	47,106,198	USD	429,104	$7,831
State Street Bank and Trust Company	11/15/2017	CNH	158,797	USD	23,620	(231)
State Street Bank and Trust Company	11/15/2017	CNH	3,342,874	USD	477,208	(24,869)

						$(17,269)

JPY - Japanese yen

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

60	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.3%
Baidu, Inc.	China	4.5
UBS Group AG	Switzerland	4.5
ING Groep N.V.	Netherlands	4.3
Arch Capital Group Ltd.	United States	4.2
Compass Group plc	United Kingdom	4.1
ABB Ltd.	Switzerland	3.7
Royal Bank of Scotland Group plc	United Kingdom	3.5
RELX plc	United Kingdom	3.0
Telefonica Brasil S.A.	Brazil	2.9

Total		40.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

Shares Held		Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 15.6%
Auto Components - 2.2%
Delphi Automotive plc	1,602,421	$157,678

Distributors - 4.3%
LKQ Corp.(1)	8,317,038	299,330

Hotels, Restaurants & Leisure - 1.5%
Aramark	2,517,198	102,223

Household Durables - 1.2%
Newell Brands, Inc.	1,916,170	81,763

Internet & Direct Marketing Retail - 3.9%
Ctrip.com International Ltd. (DR)(1)(2)	1,034,074	54,537
Expedia, Inc.	865,821	124,626
Wayfair, Inc., Class A(1)	611,982	41,248
Zalando SE (1)(2)	1,074,243	53,833

		274,244
Media - 1.5%
CBS Corp., Class B(3)	1,827,441	105,992

Specialty Retail - 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.(1)	304,094	68,744

CONSUMER STAPLES - 3.4%
Beverages - 3.4%
Monster Beverage Corp.(1)	2,450,219	135,375
Treasury Wine Estates Ltd.(2)	9,815,862	105,407

		240,782
ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Concho Resources, Inc.(1)	1,167,661	153,804
Diamondback Energy, Inc.(1)	1,101,403	107,894

		261,698
FINANCIALS - 11.7%
Banks - 3.5%
First Republic Bank	1,381,933	144,357
SVB Financial Group(1)	518,257	96,960

		241,317
Capital Markets - 5.9%
CBOE Holdings, Inc.	934,208	100,549
S&P Global, Inc.	1,427,583	223,145
TD Ameritrade Holding Corp.	1,836,207	89,607

		413,301
Insurance - 2.3%
Progressive Corp.	3,364,115	162,891

HEALTH CARE - 17.7%
Biotechnology - 3.7%
Genmab AS(1)(2)	419,102	92,524
Regeneron Pharmaceuticals, Inc.(1)	367,227	164,194

		256,718
Health Care Equipment & Supplies - 8.0%
Becton Dickinson & Co.	742,858	145,563
Boston Scientific Corp.(1)	8,803,409	256,795
DexCom, Inc.(1)	718,317	35,144
Edwards Lifesciences Corp.(1)	737,730	80,641
West Pharmaceutical Services, Inc.	427,662	41,167

		559,310
Health Care Providers & Services - 4.0%
Cigna Corp.	1,112,077	207,892
Envision Healthcare Corp.(1)	1,610,779	72,404

		280,296
Health Care Technology - 2.0%
Veeva Systems, Inc., Class A(1)	2,426,743	136,893

INDUSTRIALS - 19.4%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	1,712,658	95,943

Building Products - 2.7%
AO Smith Corp.	788,353	46,852
Fortune Brands Home & Security, Inc.	2,138,883	143,797

		190,649
Commercial Services & Supplies - 4.0%
Cintas Corp.	884,985	127,686
Waste Connections, Inc.	2,212,417	154,781

		282,467
Electrical Equipment - 1.0%
Acuity Brands, Inc.	394,280	67,532

Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	539,984	131,432

Machinery - 3.2%
Gardner Denver Holdings, Inc.(1)	2,203,816	60,649
Middleby Corp.(1)	580,510	74,404
Wabtec Corp.	1,163,300	88,120

		223,173

62	Artisan Partners Funds

Shares Held		Value
Professional Services - 5.2%
IHS Markit Ltd.(1)	6,985,119	$307,904
TransUnion(1)	1,095,786	51,787

		359,691
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 3.0%
Harris Corp.	847,508	111,600
Motorola Solutions, Inc.	1,159,944	98,444

		210,044
IT Services - 9.6%
Fidelity National Information Services, Inc.	1,278,844	119,431
Gartner, Inc.(1)	1,048,853	130,488
Global Payments, Inc.	3,226,042	306,570
Vantiv, Inc., Class A(1)	1,660,519	117,017

		673,506
Semiconductors & Semiconductor Equipment - 0.9%
Maxim Integrated Products, Inc.	1,274,739	60,818

Software - 10.6%
Activision Blizzard, Inc.	957,883	61,793
Atlassian Corp. plc, Class A(1)	3,221,059	113,220
Electronic Arts, Inc.(1)	669,217	79,008
Guidewire Software, Inc.(1)	1,755,783	136,705
Proofpoint, Inc.(1)	1,092,164	95,259
PTC, Inc.(1)	961,487	54,112
Tableau Software, Inc., Class A(1)	1,874,664	140,394
Workday, Inc., Class A(1)	562,396	59,271

		739,762
MATERIALS - 1.2%
Chemicals - 0.8%
Albemarle Corp.	398,284	54,290

Containers & Packaging - 0.4%
Sealed Air Corp.	629,569	26,895

Total common stocks (Cost $4,875,480)		6,759,382
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $224,040 (Cost $224,034)(4)	$224,034	$224,034

Total Investments - 100.0% (Cost $5,099,514)		6,983,416

Other assets less liabilities - (0.0)%†		(2,827)

Total net assets - 100.0%(5)		$6,980,589

†	Amount rounds to less than 0.1%
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Genmab AS	Denmark	Danish krone
Treasury Wine Estates Ltd.	Australia	Australian dollar
Zalando SE	Germany	Euro

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	4/15/2029	$99,689
U.S. Treasury Bond	3.875%	8/15/2040	128,834

			$228,523

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

Artisan Partners Funds	63

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$105,407	1.5%
Danish krone	92,524	1.3
Euro	53,833	0.8
U.S. dollar	6,731,652	96.4

Total investments	$6,983,416	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	4.4%
Global Payments, Inc.	United States	4.4
LKQ Corp.	United States	4.3
Boston Scientific Corp.	United States	3.7
S&P Global, Inc.	United States	3.2
Cigna Corp.	United States	3.0
Regeneron Pharmaceuticals, Inc.	United States	2.4
Progressive Corp.	United States	2.3
Delphi Automotive plc	United States	2.2
Waste Connections, Inc.	United States	2.2

Total		32.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.4%

CONSUMER DISCRETIONARY - 15.4%
Auto Components - 2.1%
Gentex Corp.	4,225,487	$83,665

Diversified Consumer Services - 1.2%
H&R Block, Inc.	1,849,244	48,968

Internet & Direct Marketing Retail - 4.5%
Liberty Expedia Holdings, Inc., Class A(1)	753,456	40,016
Liberty Interactive Corp. QVC Group, Class A(1)	4,254,591	100,281
Liberty Ventures, Series A(1)	744,319	42,835

		183,132
Media - 4.7%
News Corp., Class A(2)	5,248,729	69,598
Omnicom Group, Inc.	1,022,383	75,728
TEGNA, Inc.	3,450,047	45,989

		191,315
Specialty Retail - 2.9%
AutoNation, Inc.(1)	2,463,695	116,927

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Kroger Co.	3,734,281	74,910

ENERGY - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
Andeavor	855,492	88,244
Apache Corp.	1,622,224	74,298
Cimarex Energy Co.	710,777	80,794
Devon Energy Corp.	3,329,587	122,229
Hess Corp.	2,299,847	107,840
World Fuel Services Corp.	1,886,495	63,971

		537,376
FINANCIALS - 22.4%
Banks - 4.6%
Fifth Third Bancorp	3,618,823	101,255
M&T Bank Corp.	537,090	86,493

		187,748
Capital Markets - 1.5%
Intercontinental Exchange, Inc.	850,756	58,447

Insurance - 15.2%
Alleghany Corp.(1)	199,485	110,517
Allstate Corp.	792,715	72,858
Aon plc	603,533	88,176
Arch Capital Group Ltd.(1)	993,612	97,871
Fairfax Financial Holdings Ltd.(3)	84,866	44,045
Loews Corp.	1,208,118	57,820
Progressive Corp.	932,562	45,155
Torchmark Corp.	1,260,066	100,919

		617,361

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.	2,000,351	43,367

HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	895,627	74,113

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.2%
Rockwell Collins, Inc.	364,973	47,706

Construction & Engineering - 3.6%
Fluor Corp.	1,793,824	75,520
Jacobs Engineering Group, Inc.	1,181,373	68,839

		144,359
Electrical Equipment - 0.1%
Hubbell, Inc.	48,166	5,588

Marine - 1.7%
Kirby Corp.(1)	1,076,926	71,023

Road & Rail - 2.3%
Ryder System, Inc.	1,106,258	93,534

Trading Companies & Distributors - 4.1%
Air Lease Corp.	3,875,149	165,159

INFORMATION TECHNOLOGY - 11.6%
Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc.(1)	1,150,305	92,496
Avnet, Inc.	1,890,458	74,295

		166,791

Artisan Partners Funds	65

	Shares Held	Value
Internet Software & Services - 4.1%
Cars.com, Inc.(1)	2,667,574		$70,984
IAC/InterActiveCorp(1)	808,446		95,057

			166,041
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	1,058,046		91,172

Software - 1.1%
Synopsys, Inc.(1)	564,458		45,456

MATERIALS - 9.9%
Chemicals - 6.3%
Agrium, Inc.(3)	588,529		63,096
Axalta Coating Systems Ltd.(1)	2,043,873		59,109
Celanese Corp., Series A	1,300,859		135,641

			257,846
Metals & Mining - 3.6%
Goldcorp, Inc.(3)	5,878,421		76,184
Kinross Gold Corp.(1)(3)	16,126,658		68,377

			144,561
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equity Commonwealth(1)	2,350,906		71,468
STORE Capital Corp.	268,200		6,670

			78,138
UTILITIES - 1.2%
Multi-Utilities - 1.2%
SCANA Corp.	1,041,876		50,520

Total common stocks (Cost $2,501,765)			3,745,223

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $303,951 (Cost $303,942)(4)	$303,942		$303,942

Total investments - 99.9% (Cost $2,805,707)			4,049,165

Other assets less liabilities - 0.1%		2,781

Total net assets - 100.0%(5)			$4,051,946

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.375%	5/15/2027	$155,874
U.S. Treasury Bond	3.875%	4/15/2029	154,151

			$310,025

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Air Lease Corp.	United States	4.1%
Celanese Corp.	United States	3.4
Devon Energy Corp.	United States	3.0
AutoNation, Inc.	United States	2.9
Alleghany Corp.	United States	2.7
Hess Corp.	United States	2.7
Fifth Third Bancorp	United States	2.5
Torchmark Corp.	United States	2.5
Liberty Interactive Corp. QVC Group	United States	2.5
Arch Capital Group Ltd.	United States	2.4

Total		28.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 3.2%
Visteon Corp.(1)	327,094	$40,484

Distributors - 2.0%
LKQ Corp.(1)	731,863	26,340

Diversified Consumer Services - 2.1%
Bright Horizons Family Solutions, Inc.(1)	316,380	27,275

Multiline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc.(1)	508,394	23,590

Specialty Retail - 1.6%
Burlington Stores, Inc.(1)	211,043	20,146

Textiles, Apparel & Luxury Goods - 0.7%
Canada Goose Holdings, Inc.(1)(2)	441,629	9,076

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
PriceSmart, Inc.	103,033	9,196

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream GP L.P.	429,605	8,794
RSP Permian, Inc.(1)	650,544	22,502

		31,296
FINANCIALS - 6.7%
Banks - 3.5%
SVB Financial Group(1)	125,277	23,438
Webster Financial Corp.	414,669	21,791

		45,229
Capital Markets - 3.2%
CBOE Holdings, Inc.	284,159	30,584
Virtu Financial, Inc., Class A	611,556	9,907

		40,491
HEALTH CARE - 16.0%
Biotechnology - 3.4%
Acceleron Pharma, Inc.(1)	181,050	6,757
DBV Technologies S.A. (DR)(1)(2)	259,587	11,017
Halozyme Therapeutics, Inc.(1)	812,645	14,116
Neurocrine Biosciences, Inc.(1)	191,697	11,747

		43,637
Health Care Equipment & Supplies - 5.9%
DexCom, Inc.(1)	404,697	19,800
GenMark Diagnostics, Inc.(1)	1,262,894	12,162
Glaukos Corp.(1)	259,604	8,567
Integra LifeSciences Holdings Corp.(1)	116,787	5,895
Nevro Corp.(1)	246,084	22,364
Penumbra, Inc.(1)	80,018	7,226

		76,014
Health Care Providers & Services - 1.8%
Envision Healthcare Corp.(1)	208,892	9,390
HealthEquity, Inc.(1)	277,551	14,038

		23,428
Health Care Technology - 3.7%
athenahealth, Inc.(1)	44,578	5,544
Veeva Systems, Inc., Class A(1)	740,003	41,743

		47,287
Life Sciences Tools & Services - 1.2%
NeoGenomics, Inc.(1)	1,323,311	14,728

INDUSTRIALS - 23.2%
Aerospace & Defense - 9.9%
Axon Enterprise, Inc.(1)	752,192	17,052
BWX Technologies, Inc.	762,948	42,740
Cubic Corp.	111,897	5,707
HEICO Corp.	167,290	15,024
Teledyne Technologies, Inc.(1)	293,803	46,768

		127,291
Building Products - 0.8%
Masonite International Corp.(1)	151,087	10,455

Electrical Equipment - 2.8%
Acuity Brands, Inc.	211,745	36,268

Machinery - 8.8%
Donaldson Co., Inc.	640,084	29,406
Gardner Denver Holdings, Inc.(1)	390,456	10,745
IDEX Corp.	253,032	30,736
John Bean Technologies Corp.	415,778	42,035

		112,922
Trading Companies & Distributors - 0.9%
MRC Global, Inc.(1)	610,611	10,679

Artisan Partners Funds	67

	Shares Held	Value
INFORMATION TECHNOLOGY - 35.3%
Electronic Equipment, Instruments & Components - 3.9%
Cognex Corp.	355,951	$39,254
Novanta, Inc.(1)	258,499	11,271

		50,525
Internet Software & Services - 7.8%
Benefitfocus, Inc.(1)	536,395	18,050
Box, Inc., Class A(1)	526,051	10,163
CoStar Group, Inc.(1)	65,373	17,536
Match Group, Inc.(1)	530,978	12,313
Q2 Holdings, Inc.(1)	932,868	38,854
Trivago N.V. (DR)(1)	362,714	3,936

		100,852
Semiconductors & Semiconductor Equipment - 1.3%
Ambarella, Inc.(1)	202,574	9,928
Cree, Inc.(1)	226,174	6,376

		16,304
Software - 22.3%
ACI Worldwide, Inc.(1)	879,544	20,036
Atlassian Corp. plc, Class A(1)	652,650	22,941
Blackbaud, Inc.	71,503	6,278
Blackline, Inc.(1)	187,691	6,404
Ellie Mae, Inc.(1)	238,628	19,598
Guidewire Software, Inc.(1)	576,990	44,924
HubSpot, Inc.(1)	153,123	12,870
Paylocity Holding Corp.(1)	380,331	18,568
Proofpoint, Inc.(1)	467,344	40,762
Take-Two Interactive Software, Inc.(1)	377,295	38,571
Tyler Technologies, Inc.(1)	140,110	24,424
Ultimate Software Group, Inc.(1)	94,964	18,005
Zynga, Inc., Class A(1)	3,346,622	12,650

		286,031

Total common stocks (Cost $742,357)		1,229,544

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $49,517 (Cost $49,516)(3)	$49,516	$49,516

Total investments - 99.6% (Cost $791,873)		1,279,060

Other assets less liabilities - 0.4%		5,031

Total net assets - 100.0%(4)		$1,284,091

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
DBV Technologies S.A. (DR)	France	U.S. dollar

(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	4.750%	2/15/2041	$50,511

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Teledyne Technologies, Inc.	United States	3.6%
Guidewire Software, Inc.	United States	3.5
BWX Technologies, Inc.	United States	3.3
John Bean Technologies Corp.	United States	3.3
Veeva Systems, Inc.	United States	3.3
Proofpoint, Inc.	United States	3.2
Visteon Corp.	United States	3.2
Cognex Corp.	United States	3.1
Q2 Holdings, Inc.	United States	3.0
Take-Two Interactive Software, Inc.	United States	3.0

Total		32.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN THEMATIC FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands (except per contract amounts)

	Shares Held	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 20.6%
Diversified Consumer Services - 1.5%
Service Corp. International	6,590	$227

Internet & Direct Marketing Retail - 2.2%
Liberty Ventures, Series A(1)	6,002	346

Media - 13.4%
Cable One, Inc.	1,361	983
Comcast Corp., Class A	27,682	1,065

		2,048
Textiles, Apparel & Luxury Goods - 3.5%
Adidas AG(2)	2,340	529

CONSUMER STAPLES - 5.3%
Food Products - 5.3%
Lamb Weston Holdings, Inc.	17,401	816

FINANCIALS - 11.7%
Capital Markets - 10.8%
CBOE Holdings, Inc.	1,405	151
CME Group, Inc.	4,253	577
Ocelot Partners Ltd.(1)(2)	25,690	252
State Street Corp.	6,996	669

		1,649
Diversified Financial Services - 0.9%
FNFV Group(1)	8,656	148

HEALTH CARE - 1.0%
Health Care Technology - 1.0%
Veeva Systems, Inc., Class A(1)	2,678	151

INDUSTRIALS - 11.6%
Aerospace & Defense - 11.6%
Northrop Grumman Corp.	4,222	1,215
Raytheon Co.	2,970	554

		1,769
INFORMATION TECHNOLOGY - 45.2%
Communications Equipment - 3.5%
Harris Corp.	4,072	536

Internet Software & Services - 8.7%
Facebook, Inc., Class A(1)	4,551	778
Tencent Holdings Ltd.(2)	12,700	546

		1,324
IT Services - 7.7%
Automatic Data Processing, Inc.	2,106	230
Gartner, Inc.(1)	4,403	548
Visa, Inc., Class A	3,801	400

		1,178
Software - 25.3%
CDK Global, Inc.	25,067	1,581
Fair Isaac Corp.	2,080	292
Nintendo Co., Ltd.(2)	2,000	739
salesforce.com, Inc.(1)(3)	8,497	794
ServiceNow, Inc.(1)	3,918	461

		3,867
MATERIALS - 4.0%
Chemicals - 4.0%
DowDuPont, Inc.	8,914	617

Total common stocks (Cost $14,166)		15,205

PURCHASED OPTIONS CONTRACTS - 0.1%
Puts, PowerShares QQQ Trust Series 1, exercise price per contract $140, expiration date 12/15/2017, 50 contracts, notional amount 5,000, unrealized depreciation $(9) (Cost $19)		10

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $139 (Cost $139)(4)	$139	$139

Total investments - 100.4% (Cost $14,324)		15,354

WRITTEN OPTIONS CONTRACTS - (0.0)%†
Calls, CBOE Holdings, Inc., exercise price per contract $105, expiration date 10/20/2017, (14) contracts, notional amount (1,400), unrealized depreciation $(2) (Premiums received $3)		(5)

Other assets less liabilities - (0.4)%		(56)

Total net assets - 100.0%(5)		$15,293

Artisan Partners Funds	69

†	Amount rounds to less than (0.1)%
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adidas AG	Germany	Euro
Nintendo Co., Ltd.	Japan	Japanese yen
Ocelot Partners Ltd.	United Kingdom	U.S. dollar
Tencent Holdings Ltd.	China	Hong Kong dollar

(3)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for options.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$142

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$529	3.4%
Hong Kong dollar	546	3.6
Japanese yen	739	4.8
U.S. dollar	13,540	88.2

Total investments	$15,354	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2017
Dollar values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	11/16/2017	JPY	44,001	USD	402	$10
State Street Bank and Trust Company	11/16/2017	JPY	10,753	USD	98	2
State Street Bank and Trust Company	11/16/2017	JPY	15,182	USD	136	1
State Street Bank and Trust Company	10/23/2017	EUR	81	USD	97	–	(1)
State Street Bank and Trust Company	10/23/2017	USD	184	EUR	155	–	(1)
State Street Bank and Trust Company	11/16/2017	JPY	34,007	USD	302	–	(1)
State Street Bank and Trust Company	11/16/2017	USD	366	JPY	40,995	(1)
State Street Bank and Trust Company	10/23/2017	EUR	336	USD	394	(3)
State Street Bank and Trust Company	10/23/2017	EUR	135	USD	156	(3)

						$6

(1) Amount rounds to less than $1

JPY - Japanese yen

EUR - Euro currency

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
CDK Global, Inc.	United States	10.3%
Northrop Grumman Corp.	United States	7.9
Comcast Corp.	United States	7.0
Cable One, Inc.	United States	6.4
Lamb Weston Holdings, Inc.	United States	5.3
salesforce.com, Inc.	United States	5.2
Facebook, Inc.	United States	5.1
Nintendo Co., Ltd.	Japan	4.8
State Street Corp.	United States	4.4
DowDuPont, Inc.	United States	4.0

Total		60.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2017

Dollar values in thousands

Shares Held		Value
COMMON STOCKS - 91.4%

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 3.5%
Cie Generale des Etablissements Michelin(1)	155,645	$22,719

Internet & Direct Marketing Retail - 4.8%
Liberty Expedia Holdings, Inc., Class A(2)	131,848	7,002
Liberty Interactive Corp. QVC Group, Class A(2)	738,377	17,404
Liberty Ventures, Series A(2)	119,591	6,882

		31,288
Media - 3.3%
CBS Corp., Class B(3)	193,653	11,232
News Corp., Class A(3)	811,393	10,759

		21,991
Specialty Retail - 2.3%
AutoNation, Inc.(2)	312,956	14,853

ENERGY - 14.4%
Oil, Gas & Consumable Fuels - 14.4%
Apache Corp.	298,963	13,693
Devon Energy Corp.	687,571	25,241
EOG Resources, Inc.	142,467	13,782
Hess Corp.	456,351	21,398
Occidental Petroleum Corp.	311,438	19,997

		94,111
FINANCIALS - 18.9%
Banks - 6.2%
Citigroup, Inc.	394,223	28,676
Wells Fargo & Co.	216,375	11,933

		40,609
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	67,610	16,036

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc., Class B(2)	143,894	26,378

Insurance - 4.7%
Alleghany Corp.(2)	26,320	14,582
Chubb Ltd.	111,269	15,861

		30,443
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AGNC Investment Corp.	443,068	9,606
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.8%
Medtronic plc	156,629	12,181

Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	182,535	12,215
Express Scripts Holding Co.(2)	208,518	13,204

		25,419
Pharmaceuticals - 2.0%
Allergan plc	63,060	12,924

INDUSTRIALS - 5.8%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	134,933	7,863

Trading Companies & Distributors - 4.6%
Air Lease Corp.	697,150	29,712

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	407,211	13,694

Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	90,290	3,548

Internet Software & Services - 3.7%
Alphabet, Inc., Class C(2)(3)	25,392	24,354

IT Services - 1.7%
Cognizant Technology Solutions Corp., Class A	154,904	11,237

Software - 1.9%
Oracle Corp.	255,571	12,357

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	148,427	22,876

MATERIALS - 15.2%
Chemicals - 9.7%
Agrium, Inc.(1)	208,778	22,383
Celanese Corp., Series A	113,335	11,818
LyondellBasell Industries N.V., Class A	296,278	29,346

		63,547

Artisan Partners Funds	71

	Shares Held	Value
Metals & Mining - 5.5%
Goldcorp, Inc.(1)	1,539,804	$19,956
Kinross Gold Corp.(1)(2)	3,673,122	15,574

		35,530
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Simon Property Group, Inc.	80,317	12,932

Total common stocks (Cost $440,932)		596,208

PREFERRED STOCKS - 3.2%
INFORMATION TECHNOLOGY - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co., Ltd., 1.36%(1)(3)	11,448	20,610

Total preferred stocks (Cost $8,632)		20,610

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.34%, dated 9/29/17, due 10/2/17, maturity value $35,311 (Cost $35,310)(4)	$35,310	$35,310

Total investments - 100.0% (Cost $484,874)		652,128

Other assets less liabilities - (0.0)%†		62

Total net assets - 100.0%(5)		$652,190

†	Amount rounds to less than 0.1%
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$31,859
U.S. Treasury Bond	4.750%	2/15/2041	4,158

			$36,017

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - September 30, 2017
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$22,719	3.5%
Korean won	20,610	3.2
U.S. dollar	608,799	93.3

Total investments	$652,128	100.0%

TOP TEN HOLDINGS - September 30, 2017
Company Name	Country	Percentage of Total Net Assets
Air Lease Corp.	United States	4.6%
LyondellBasell Industries N.V.	United States	4.5
Citigroup, Inc.	United States	4.4
Berkshire Hathaway, Inc.	United States	4.0
Devon Energy Corp.	United States	3.9
Alphabet, Inc.	United States	3.7
Apple, Inc.	United States	3.5
Cie Generale des Etablissements Michelin	France	3.5
Agrium, Inc.	Canada	3.4
Hess Corp.	United States	3.3

Total		38.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2017

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL DISCOVERY		GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$1,806,675	$49,848	$12,052		$291,336
Short-term investments (repurchase agreements), at value	166,116	1,165	851		3,470
Total investments	1,972,791	51,013	12,903		294,806
Cash	1	1	1		1
Foreign currency	13,353	53	2		183
Receivable from investments sold	6,367	302	29		382
Receivable from fund shares sold	5,150	55	1,202		78
Dividends and interest receivable	1,169	60	5		289
Prepaid offering costs	–	–	24		–
Other assets	12	3	–		6
Total assets	1,998,843	51,487	14,166		295,745
LIABILITIES:
Payable for investments purchased	29,487	76	970		3,456
Payable for fund shares redeemed	253	2	–		769
Payable for operating expenses	429	110	35		131
Payable for deferred director’s compensation	12	4	–		5
Payable for foreign taxes	90	157 (2)	–	(1)	6
Total liabilities	30,271	349	1,005		4,367
Total net assets	$1,968,572	$51,138	$13,161		$291,378
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,560,174	$178,148	$12,805		$231,419
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	355,194	9,691	375		59,350
Foreign currency transactions	(63)	(5)	–		5
Accumulated undistributed net investment income (loss)	4,433	15	6		(28)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	48,834	(136,711)	(25)		632
Total net assets	$1,968,572	$51,138	$13,161		$291,378
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$520,406	$42,429	$13,161		$131,813
Advisor Shares	$763,998
Institutional Shares	$684,168	$8,709			$159,565
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	40,568,252	2,723,783	1,275,281		6,725,121
Advisor Shares	59,385,766
Institutional Shares	53,094,312	561,861			8,114,892
Net asset value per share
Investor Shares	$12.83	$15.58	$10.32		$19.60
Advisor Shares	$12.87
Institutional Shares	$12.89	$15.50			$19.66
Cost of securities of unaffiliated issuers held	$1,617,597	$41,195	$12,528		$235,456
Cost of foreign currency held	$13,391	$53	$2		$182

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains		$127

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2017 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$2,528,088	$2,755,211	$2,282,721	$13,846,603
Short-term investments (repurchase agreements), at value	170,121	317,805	151,580	177,936
Total investments	2,698,209	3,073,016	2,434,301	14,024,539
Cash	– (1)	1	1	1
Due from broker	–	–	429	–
Foreign currency	672	1,120	–	7,891
Receivable from investments sold	14,613	6,254	49,556	46,992
Receivable from fund shares sold	1,915	11,388	7,254	10,450
Dividends and interest receivable	2,562	6,858	34,517	43,610
Other assets	33	41	28	340
Total assets	2,718,004	3,098,678	2,526,086	14,133,823
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	4,067	–	–
Dividends payable	–	–	1,734	–
Payable for variation margin on futures contracts	–	–	4	–
Payable for investments purchased	12,438	12,457	72,906	71,944
Payable for fund shares redeemed	1,579	1,203	7,406	22,921
Payable for operating expenses	482	584	467	3,576
Payable for deferred director’s compensation	32	39	27	332
Payable for foreign taxes	58	222	–	623
Total liabilities	14,589	18,572	82,544	99,396
Total net assets	$2,703,415	$3,080,106	$2,443,542	$14,034,427
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,904,343	$2,423,825	$2,344,915	$10,863,439
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	688,340	644,596	52,357	3,416,804
Foreign currency forward contracts	–	(4,067)	–	–
Foreign currency transactions	(48)	115	–	62
Futures contracts	–	–	418	–
Accumulated undistributed net investment income (loss)	(64)	15,538	(1,756)	113,442
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	110,844	99	47,608	(359,320)
Total net assets	$2,703,415	$3,080,106	$2,443,542	$14,034,427
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$974,286	$811,771	$632,387	$5,808,005
Advisor Shares	$398,375	$796,869	$1,548,786	$2,357,528
Institutional Shares	$1,330,754	$1,471,466	$262,369	$5,868,894
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	37,925,169	45,416,163	62,011,719	179,924,197
Advisor Shares	15,472,989	44,629,347	151,882,801	73,102,867
Institutional Shares	51,333,590	82,192,527	25,736,768	180,598,507
Net asset value per share
Investor Shares	$25.69	$17.87	$10.20	$32.28
Advisor Shares	$25.75	$17.86	$10.20	$32.25
Institutional Shares	$25.92	$17.90	$10.19	$32.50
Cost of securities of unaffiliated issuers held	$2,009,869	$2,428,420	$2,381,944	$10,607,735
Cost of foreign currency held	$680	$1,120		$7,877

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

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Statements of Assets and Liabilities – September 30, 2017 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$518,012	$12,442,528		$6,759,382		$3,745,223
Investments in securities, affiliated, at value	8,098	349,549		–		–
Short-term investments (repurchase agreements), at value	25,150	2,110,879		224,034		303,942
Total investments	551,260	14,902,956		6,983,416		4,049,165
Cash	1	1		1		–	(1)
Foreign currency	456	5,101		–	(1)	–
Unrealized gain on foreign currency forward contracts	–	7,831		–		–
Receivable from investments sold	10,983	17,004		40,337		–
Receivable from fund shares sold	156	24,114		4,598		3,083
Dividends and interest receivable	890	50,667		2,010		5,049
Other assets	16	241		172		129
Total assets	563,762	15,007,915		7,030,534		4,057,426
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	25,100		–		–
Payable for investments purchased	52	8,453		29,827		729
Payable for fund shares redeemed	524	13,984		18,432		3,324
Payable for operating expenses	221	2,747		1,481		1,224
Payable for deferred director’s compensation	17	231		167		126
Payable for foreign taxes	15	1,488	(2)	38		77
Total liabilities	829	52,003		49,945		5,480
Total net assets	$562,933	$14,955,912		$6,980,589		$4,051,946
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$388,819	$10,989,485		$4,390,066		$2,483,544
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	128,520	3,527,070		1,883,902		1,243,458
Investments, from affiliated issuers	(1,027)	115,175		–		–
Foreign currency forward contracts	–	(17,269)		–		–
Foreign currency transactions	38	644		(11)		–
Accumulated undistributed net investment income (loss)	(363)	108,768		(13,653)		5,224
Accumulated undistributed net realized gains on investments and foreign currency related transactions	46,946	232,039		720,285		319,720
Total net assets	$562,933	$14,955,912		$6,980,589		$4,051,946
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$307,580	$4,350,119		$2,277,750		$1,957,786
Advisor Shares		$4,323,659		$583,658		$1,053,640
Institutional Shares	$255,353	$6,282,134		$4,119,181		$1,040,520
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	12,460,079	111,305,978		53,490,223		81,632,062
Advisor Shares		110,559,802		13,652,926		44,006,858
Institutional Shares	10,316,464	159,948,788		89,859,890		43,388,862
Net asset value per share
Investor Shares	$24.69	$39.08		$42.58		$23.98
Advisor Shares		$39.11		$42.75		$23.94
Institutional Shares	$24.75	$39.28		$45.84		$23.98
Cost of securities of unaffiliated issuers held	$414,642	$11,026,319		$5,099,514		$2,805,707
Cost of securities of affiliated issuers held	$9,125	$234,374
Cost of foreign currency held	$454	$5,103		$–	(1)

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains		$18

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

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Statements of Assets and Liabilities – September 30, 2017 (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,229,544	$15,215		$616,818
Short-term investments (repurchase agreements), at value	49,516	139		35,310
Total investments	1,279,060	15,354		652,128
Cash	1	1		1
Unrealized gain on foreign currency forward contracts	–	13		–
Receivable from investments sold	9,249	624		–
Receivable from fund shares sold	1,834	11		203
Dividends and interest receivable	1	8		909
Prepaid offering costs	–	14		–
Other assets	26	–	(1)	20
Total assets	1,290,171	16,025		653,261
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	7		–
Written options, at value	–	5	(2)	–
Payable for investments purchased	5,356	685		–
Payable for fund shares redeemed	319	–		749
Payable for operating expenses	379	35		276
Payable for deferred director’s compensation	26	–	(1)	19
Payable for foreign taxes	–	–		27
Total liabilities	6,080	732		1,071
Total net assets	$1,284,091	$15,293		$652,190
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$649,314	$13,183		$447,991
Net unrealized appreciation (depreciation) on:
Investments, from unaffiliated issuers	487,187	1,030		167,254
Written options	–	(2)		–
Foreign currency forward contracts	–	6		–
Accumulated undistributed net investment income (loss)	(7,896)	(6)		3,216
Accumulated undistributed net realized gains on investments and foreign currency related transactions	155,486	1,082		33,729
Total net assets	$1,284,091	$15,293		$652,190
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$461,398	$15,293		$216,981
Advisor Shares	$324,762			$181,340
Institutional Shares	$497,931			$253,869
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	13,727,889	1,296,793		14,228,820
Advisor Shares	9,656,883			11,915,584
Institutional Shares	14,654,186			16,634,942
Net asset value per share
Investor Shares	$33.61	$11.79		$15.25
Advisor Shares	$33.63			$15.22
Institutional Shares	$33.98			$15.26
Cost of securities of unaffiliated issuers held	$791,873	$14,324		$484,874

(1)	Amount rounds to less than $1
(2)	Written options, premiums received $3

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2017

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL DISCOVERY(1)	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$20,560	$889	$8	$3,104
Interest	96	1	– (3)	3
Total investment income	20,656	890	8	3,107
EXPENSES:
Management fees	13,015	439	12	2,595
Transfer agent fees
Investor Shares	938	148	7	358
Advisor Shares	455
Institutional Shares	21	20		19
Custodian fees	480	61	2	71
Accounting fees	109	106	2	91
Professional fees	122	105	20	110
Offering fees	–	–	3	–
Registration fees
Investor Shares	51	23	2	25
Advisor Shares	60
Institutional Shares	19	18		27
Director’s fees	42	6	–	9
Other operating expenses	120	3	6	22
Total operating expenses	15,432	929	54	3,327
Less amounts waived or paid by the Adviser	–	(295)	(36)	–
Net expenses	15,432	634	18	3,327
Net investment income (loss)	5,224	256	(10)	(220)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	54,080	1,665	(25)	20,120
Foreign currency related transactions	(243)	(1)	(1)	(89)
Total realized gain (loss)	53,837	1,664	(26)	20,031
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	238,939	7,503	375	25,918
Foreign currency related transactions	(69)	(1)	–	11
Total increase in unrealized appreciation or depreciation	238,870	7,502	375	25,929
Net gain on investments and foreign currency related transactions	292,707	9,166	349	45,960
Net increase in net assets resulting from operations	$297,931	$9,422	$339	$45,740
(1) For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,128	$123	$– (3)	$302
(3) Amount rounds to less than $1
(4) Net of foreign taxes on realized gains	–	(1)	–	–
(5) Net of increase (decrease) in foreign taxes on unrealized gains	(1,499)	122	–	–

The accompanying notes are an integral part of the financial statements.

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Statements of Operations – For the Year Ended September 30, 2017 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$17,302	$48,189	$–	$269,409
Dividends, from affiliated issuers(2)	–	–	–	761
Interest	104	256	144,106	254
Total investment income	17,406	48,445	144,106	270,424
EXPENSES:
Management fees	18,935	25,675	14,927	129,478
Transfer agent fees
Investor Shares	1,992	1,856	1,408	14,064
Advisor Shares	252	504	1,130	2,036
Institutional Shares	22	23	16	135
Custodian fees	242	315	41	2,536
Accounting fees	109	109	146	111
Professional fees	151	155	117	613
Registration fees
Investor Shares	45	31	41	89
Advisor Shares	39	28	97	108
Institutional Shares	100	53	32	68
Director’s fees	75	92	74	517
Other operating expenses	63	82	117	522
Total operating expenses	22,025	28,923	18,146	150,277
Net investment income (loss)	(4,619)	19,522	125,960	120,147
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	128,629	18,452	60,042	193,492
Investments, from affiliated issuers	–	–	–	9,897
Foreign currency forward contracts	6,592	1,761	92	–
Foreign currency related transactions	66	(321)	(36)	(6,091)
Total realized gain	135,287	19,892	60,098	197,298
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	251,517	452,558	17,379	1,592,736
Investments, from affiliated issuers	–	–	–	(49,388)
Foreign currency forward contracts	94	(4,493)	–	–
Foreign currency related transactions	47	149	–	2,325
Futures contracts	–	–	418	–
Total increase in unrealized appreciation or depreciation	251,658	448,214	17,797	1,545,673
Net gain on investments and foreign currency related transactions	386,945	468,106	77,895	1,742,971
Net increase in net assets resulting from operations	$382,326	$487,628	$203,855	$1,863,118

(1)Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,228	$3,260	$–	$49,458
(2)Net of foreign taxes withheld on dividends, affiliated issuers	–	–	–	134
(3)Net of foreign taxes on realized gains	–	1	–	–

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2017 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$9,284	$249,380	$36,662	$60,756
Dividends, from affiliated issuers(2)	–	12,146	–	–
Interest	16	1,446	161	275
Total investment income	9,300	262,972	36,823	61,031
EXPENSES:
Management fees	7,746	120,862	68,454	39,708
Transfer agent fees
Investor Shares	856	11,152	6,202	4,774
Advisor Shares		2,952	479	949
Institutional Shares	18	111	32	20
Custodian fees	236	2,213	176	69
Accounting fees	90	109	80	78
Professional fees	183	499	276	199
Registration fees
Investor Shares	54	135	54	40
Advisor Shares		134	34	79
Institutional Shares	23	76	55	28
Director’s fees	23	465	271	155
Other operating expenses	27	612	364	588
Total operating expenses	9,256	139,320	76,477	46,687
Net investment income (loss)	44	123,652	(39,654)	14,344
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	82,584	230,217	1,022,279	453,327
Investments, from affiliated issuers	(2)	58,638	–	–
Foreign currency forward contracts	–	29,315	–	–
Foreign currency related transactions	(187)	1,051	69	–
Total realized gain	82,395	319,221	1,022,348	453,327
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	(22,061)	2,431,151	(150,163)	125,836
Investments, from affiliated issuers	(1,027)	(395,257)	–	–
Foreign currency forward contracts	–	(20,377)	–	–
Foreign currency related transactions	82	1,405	(11)	–
Total increase (decrease) in unrealized appreciation or depreciation	(23,006)	2,016,922	(150,174)	125,836
Net gain on investments and foreign currency related transactions	59,389	2,336,143	872,174	579,163
Net increase in net assets resulting from operations	$59,433	$2,459,795	$832,520	$593,507

(1)Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,062	$32,358	$278	$405
(2)Net of foreign taxes withheld on dividends, affiliated issuers	–	1,549	–	–
(3)Net of decrease in foreign taxes on unrealized gains	–	(2,121)	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

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Statements of Operations – For the Year Ended September 30, 2017 (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC(1)	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$3,114	$57	$12,186
Interest	54	– (3)	31
Total investment income	3,168	57	12,217
EXPENSES:
Management fees	12,115	56	5,653
Transfer agent fees
Investor Shares	1,258	25	970
Advisor Shares	152		284
Institutional Shares	21		20
Custodian fees	33	8	54
Accounting fees	71	9	78
Dividends on securities sold short	–	1	–
Professional fees	87	26	84
Offering fees	–	11	–
Registration fees
Investor Shares	27	8	39
Advisor Shares	28		31
Institutional Shares	45		28
Director’s fees	46	2	30
Other operating expenses	71	4	27
Total operating expenses	13,954	150	7,298
Less amounts waived or paid by the Adviser	–	(66)	–
Net expenses	13,954	84	7,298
Net investment income (loss)	(10,786)	(27)	4,919
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	190,509	1,172	113,069
Foreign currency forward contracts	–	(21)	–
Foreign currency related transactions	–	(3)	(12)
Written options	–	(55)	–
Securities sold short	–	– (3)	–
Total realized gain	190,509	1,093	113,057
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(19,498)	1,030	7,112
Foreign currency forward contracts	–	6	–
Foreign currency related transactions	–	–	30
Written options	–	(2)	–
Total increase in unrealized appreciation or depreciation	(19,498)	1,034	7,142
Net gain on investments and foreign currency related transactions	171,011	2,127	120,199
Net increase in net assets resulting from operations	$160,225	$2,100	$125,118

(1) For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$1	$808
(3) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

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Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS
	Year Ended 9/30/2017	Year Ended 9/30/2016	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income	$5,224	$1,745	$256	$461
Net realized gain (loss) on:
Investments, from unaffiliated issuers	54,080	2,068	1,665	(1,612)
Foreign currency related transactions	(243)	(27)	(1)	(71)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	238,939	125,023	7,503	8,127
Foreign currency related transactions	(69)	14	(1)	4
Net increase in net assets resulting from operations	297,931	128,823	9,422	6,909
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(171)	–	(288)	–
Advisor Shares	(753)	–
Institutional Shares	(827)	–	(47)	–
Net realized gains on investment transactions:
Investor Shares	(1,087)	–	–	–
Advisor Shares	(1,409)	–
Institutional Shares	(1,160)	–	–	–
Total distributions paid to shareholders	(5,407)	–	(335)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	791,404	636,990	5,361	(21,022)
Total increase (decrease) in net assets	1,083,928	765,813	14,448	(14,113)
Net assets, beginning of period	884,644	118,831	36,690	50,803
Net assets, end of period	$1,968,572	$884,644	$51,138	$36,690
Accumulated undistributed net investment income	$4,433	$1,553	$15	$95

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY
	Period Ended 9/30/2017(1)	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(10)	$(220)	$180
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(25)	20,120	(17,343)
Investments, from affiliated issuers	–	–	(1,339)
Foreign currency related transactions	(1)	(89)	4
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	375	25,918	30,978
Investments, from affiliated issuers	–	–	3,090
Foreign currency related transactions	–	11	1
Net increase in net assets resulting from operations	339	45,740	15,571
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	–
Institutional Shares		(186)	–
Net realized gains on investment transactions:
Investor Shares	–	–	(4,572)
Institutional Shares		–	(2,290)
Total distributions paid to shareholders	–	(186)	(6,862)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	12,822	(11,750)	(47,515)
Total increase (decrease) in net assets	13,161	33,804	(38,806)
Net assets, beginning of period	–	257,574	296,380
Net assets, end of period	$13,161	$291,378	$257,574
Accumulated undistributed net investment income (loss)	$6	$(28)	$181

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Year Ended 9/30/2017	Year Ended 9/30/2016	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(4,619)	$(3,044)	$19,522	$14,221
Net realized gain (loss) on:
Investments, from unaffiliated issuers	128,629	13,619	18,452	49,170
Investments, from affiliated issuers	–	4,396	–	(4,125)
Foreign currency forward contracts	6,592	–	1,761	–
Foreign currency related transactions	66	(8,581)	(321)	71
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	251,517	276,088	452,558	156,731
Investments, from affiliated issuers	–	(3,451)	–	(12,575)
Foreign currency forward contracts	94	–	(4,493)	–
Foreign currency related transactions	47	1,426	149	448
Net increase in net assets resulting from operations	382,326	280,453	487,628	203,941
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	(686)	(4,872)	(2,818)
Advisor Shares	–	(106)	(3,108)	(1,461)
Institutional Shares	–	(1,743)	(8,504)	(3,594)
Net realized gains on investment transactions:
Investor Shares	(1,289)	(4,507)	(14,632)	(43,889)
Advisor Shares	(311)	(360)	(8,179)	(11,719)
Institutional Shares	(1,335)	(3,955)	(19,874)	(26,885)
Total distributions paid to shareholders	(2,935)	(11,357)	(59,169)	(90,366)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	486,587	212,419	582,380	430,386
Total increase in net assets	865,978	481,515	1,010,839	543,961
Net assets, beginning of period	1,837,437	1,355,922	2,069,267	1,525,306
Net assets, end of period	$2,703,415	$1,837,437	$3,080,106	$2,069,267
Accumulated undistributed net investment income (loss)	$(64)	$(8,025)	$15,538	$12,682

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Year Ended 9/30/2017	Year Ended 9/30/2016	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income	$125,960	$88,731	$120,147	$189,354
Net realized gain (loss) on:
Investments, from unaffiliated issuers	60,042	1,980	193,492	(194,516)
Investments, from affiliated issuers	–	–	9,897	(14,393)
Foreign currency forward contracts	92	–	–	–
Foreign currency related transactions	(36)	–	(6,091)	(2,591)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	17,379	82,863	1,592,736	900,103
Investments, from affiliated issuers	–	–	(49,388)	49,388
Foreign currency related transactions	–	–	2,325	–
Futures contracts	418	–	–	–
Net increase in net assets resulting from operations	203,855	173,574	1,863,118	927,345
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(32,485)	(31,811)	(77,560)	(47,225)
Advisor Shares	(86,094)	(56,920)	(38,758)	(18,156)
Institutional Shares	(7,381)	–	(70,935)	(38,522)
Net realized gains on investment transactions:
Investor Shares	(1,365)	(1,721)	–	–
Advisor Shares	(3,041)	(2,208)	–	–
Institutional Shares	(6)	–	–	–
Total distributions paid to shareholders	(130,372)	(92,660)	(187,253)	(103,903)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	581,058	794,028	(3,626,913)	(2,433,050)
Total increase (decrease) in net assets	654,541	874,942	(1,951,048)	(1,609,608)
Net assets, beginning of period	1,789,001	914,059	15,985,475	17,595,083
Net assets, end of period	$2,443,542	$1,789,001	$14,034,427	$15,985,475
Accumulated undistributed net investment income (loss)	$(1,756)	$(1,610)	$113,442	$186,639

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Year Ended 9/30/2017	Year Ended 9/30/2016	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$44	$(318)	$123,652	$123,528
Net realized gain (loss) on:
Investments, from unaffiliated issuers	82,584	14,861	230,217	323,011
Investments, from affiliated issuers	(2)	12,247	58,638	(58,105)
Foreign currency forward contracts	–	–	29,315	–
Foreign currency related transactions	(187)	244	1,051	(45,667)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(22,061)	(20,319)	2,431,151	421,598
Investments, from affiliated issuers	(1,027)	14,920	(395,257)	234,917
Foreign currency forward contracts	–	–	(20,377)	–
Foreign currency related transactions	82	10	1,405	12,996
Net increase in net assets resulting from operations	59,433	21,645	2,459,795	1,012,278
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	(1,285)	(42,007)	(43,280)
Advisor Shares			(33,270)	(29,338)
Institutional Shares	–	–	(30,068)	(27,773)
Net realized gains on investment transactions:
Investor Shares	(27,861)	(31,795)	(120,836)	(263,808)
Advisor Shares			(79,802)	(144,431)
Institutional Shares	(10,687)	–	(68,145)	(132,236)
Total distributions paid to shareholders	(38,548)	(33,080)	(374,128)	(640,866)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(252,488)	(155,064)	794,380	1,085,464
Total increase (decrease) in net assets	(231,603)	(166,499)	2,880,047	1,456,876
Net assets, beginning of period	794,536	961,035	12,075,865	10,618,989
Net assets, end of period	$562,933	$794,536	$14,955,912	$12,075,865
Accumulated undistributed net investment income (loss)	$(363)	$(376)	$108,768	$73,433

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2017	Year Ended 9/30/2016	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(39,654)	$(51,450)	$14,344	$33,034
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,022,279	628,623	453,327	187,060
Investments, from affiliated issuers	–	112,227	–	(19,253)
Foreign currency related transactions	69	–	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(150,163)	69,027	125,836	481,001
Investments, from affiliated issuers	–	(107,530)	–	(22,061)
Foreign currency related transactions	(11)	–	–	–
Net increase in net assets resulting from operations	832,520	650,897	593,507	659,781
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(17,209)	(16,855)
Advisor Shares	–	–	(8,466)	(6,131)
Institutional Shares	–	–	(7,041)	(8,894)
Net realized gains on investment transactions:
Investor Shares	(243,702)	(558,234)	(47,996)	(633,415)
Advisor Shares	(41,123)	(60,916)	(20,609)	(132,262)
Institutional Shares	(325,841)	(615,647)	(15,243)	(185,540)
Total distributions paid to shareholders	(610,666)	(1,234,797)	(116,564)	(983,097)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(1,308,554)	(172,619)	(608,599)	(2,012,842)
Total decrease in net assets	(1,086,700)	(756,519)	(131,656)	(2,336,158)
Net assets, beginning of period	8,067,289	8,823,808	4,183,602	6,519,760
Net assets, end of period	$6,980,589	$8,067,289	$4,051,946	$4,183,602
Accumulated undistributed net investment income (loss)	$(13,653)	$(36,664)	$5,224	$29,675

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		THEMATIC
	Year Ended 9/30/2017	Year Ended 9/30/2016	Period Ended 9/30/2017(1)
OPERATIONS:
Net investment loss	$(10,786)	$(10,961)	$(27)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	190,509	12,003	1,172
Foreign currency forward contracts	–	–	(21)
Foreign currency related transactions	–	–	(3)
Written options	–	–	(55)
Securities sold short	–	–	– (2)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(19,498)	172,409	1,030
Foreign currency forward contracts	–	–	6
Written options	–	–	(2)
Net increase in net assets resulting from operations	160,225	173,451	2,100
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net realized gains on investment transactions:
Investor Shares	(8,357)	(81,079)	–
Institutional Shares	(5,632)	(36,970)
Total distributions paid to shareholders	(13,989)	(118,049)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(144,667)	(26,140)	13,193
Total increase in net assets	1,569	29,262	15,293
Net assets, beginning of period	1,282,522	1,253,260	–
Net assets, end of period	$1,284,091	$1,282,522	$15,293
Accumulated undistributed net investment loss	$(7,896)	$(7,965)	$(6)

(1)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Year Ended 9/30/2017	Year Ended 9/30/2016
OPERATIONS:
Net investment income	$4,919	$7,541
Net realized gain (loss) on:
Investments, from unaffiliated issuers	113,069	(33,155)
Investments, from affiliated issuers	–	(4,698)
Foreign currency related transactions	(12)	(59)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,112	213,568
Investments, from affiliated issuers	–	13,519
Foreign currency related transactions	30	1
Net increase in net assets resulting from operations	125,118	196,717
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(3,087)	(1,731)
Advisor Shares	(1,699)	(5,135)
Institutional Shares	(761)	(1,725)
Net realized gains on investment transactions:
Investor Shares	–	(30,415)
Advisor Shares	–	(44,468)
Institutional Shares	–	(14,645)
Total distributions paid to shareholders	(5,547)	(98,119)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(274,994)	(279,682)
Total decrease in net assets	(155,423)	(181,084)
Net assets, beginning of period	807,613	988,697
Net assets, end of period	$652,190	$807,613
Accumulated undistributed net investment income	$3,216	$4,781

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(5)	$10.00	— (6)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(5)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(5)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares(7)
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(17)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
Institutional Shares
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(17)	$9.83	0.03	2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2017(8)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
GLOBAL EQUITY FUND
Investor Shares
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
Institutional Shares
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(9)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(5)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(5)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(5)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
EMERGING MARKETS FUND
Investor Shares(7)
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016*	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
Institutional Shares
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016*	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2017(8)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
GLOBAL EQUITY FUND
Investor Shares
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
Institutional Shares
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(9)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
Advisor Shares
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(10)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	$17.35
GLOBAL VALUE FUND
Investor Shares
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	$14.44
Advisor Shares
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
9/30/2015(10)	$15.60	0.05	(1.17)	(1.12)	—	—	—	$14.48
Institutional Shares
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	$14.46
Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
Advisor Shares
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(10)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
GLOBAL VALUE FUND
Investor Shares
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
Advisor Shares
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(10)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	—	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(11)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	—	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(11)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Institutional Shares
9/30/2017(12)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	—	$10.19
INTERNATIONAL FUND
Investor Shares
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	—	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	—	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	—	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	—	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	—	$28.66
Advisor Shares
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	—	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	—	$28.31
9/30/2015(10)	$31.25	0.07	(4.32)	(4.25)	—	—	—	—	$27.00
Institutional Shares
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	—	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	—	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	—	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	—	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	—	$28.86
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	—	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	—	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	—	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	—	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	—	$26.39
Institutional Shares
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	—	$24.75
9/30/2016(13)	$22.54	0.04	0.60	0.64	—	—	—	—	$23.18

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(11)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(11)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
Institutional Shares
9/30/2017(12)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%
INTERNATIONAL FUND
Investor Shares
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
Advisor Shares
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(10)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
Institutional Shares
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(13)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
Advisor Shares
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(10)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
MID CAP FUND
Investor Shares
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
Advisor Shares
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(10)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
Advisor Shares
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(10)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
MID CAP FUND
Investor Shares
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
Advisor Shares
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(10)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
Advisor Shares
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(10)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
SMALL CAP FUND
Investor Shares
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
Advisor Shares
9/30/2017(14)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70
THEMATIC FUND
Investor Shares
9/30/2017(15)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2017	15.08%	$1,957,786	1.17%		n/a		0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%		1.16%		0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%		n/a		0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%		n/a		0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%		n/a		0.65%	25.73%
Advisor Shares
9/30/2017	15.23%	$1,053,640	1.06%		n/a		0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%		1.06%		0.70%	26.62%
9/30/2015(10)	(11.50)%	$938,389	1.09%		1.11%		1.00%	31.18%
Institutional Shares
9/30/2017	15.37%	$1,040,520	0.97%		n/a		0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%		0.95%		0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%		n/a		1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%		n/a		0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%		n/a		0.86%	25.73%
SMALL CAP FUND
Investor Shares
9/30/2017	13.56%	$461,398	1.21%		n/a		(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%		n/a		(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%		n/a		(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%		n/a		(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%		n/a		(0.88)%	42.43%
Advisor Shares
9/30/2017(14)	15.05%	$324,762	1.12%		n/a		(0.86)%	35.37%
Institutional Shares
9/30/2017	13.81%	$497,931	1.01%		n/a		(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%		n/a		(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%		n/a		(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%		n/a		(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%		n/a		(0.74)%	42.43%
THEMATIC FUND
Investor Shares
9/30/2017(15)	18.00%	$15,293	1.52	%(16)	2.70	%(16)	(0.49)%	170.19%

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	$13.38
Advisor Shares
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(10)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42

Footnotes are presented on Page 101.

The accompanying notes are an integral part of the financial statements.

100	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%	n/a	0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
Advisor Shares
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
9/30/2015(10)	(13.72)%	$466,702	0.86%	n/a	1.12%	74.07%
Institutional Shares
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%	n/a	1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%

^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(8)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(9)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(10)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(11)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(12)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(13)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(14)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(15)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Financial Highlights – continued

(16)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
9/30/2017#	1.50%	2.69%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(17)	In the fiscal year ended September 30, 2016, Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
EMERGING MARKETS FUND
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

The accompanying notes are an integral part of the financial statements.

102	Artisan Partners Funds

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Notes to Financial Statements – September 30, 2017

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2017, Artisan Partners Funds is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	N/A	N/A
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small Cap Fund (“International Small Cap Fund”)	December 21, 2001	N/A	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	N/A	N/A
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

Each Fund is an open-end, diversified mutual fund except Thematic Fund, which is an open-end, non-diversified mutual fund. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

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NOTES TO FINANCIAL STATEMENTS

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Repurchase agreements were valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2014 through 2017) and have concluded that, as of September 30, 2017, no provision for income tax would be required in the Funds’

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2017, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2017, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2017, Global Value Fund, International Value Fund and Thematic Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at cost plus accrued interest. At September 30, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked securities – Developing World Fund, Emerging Markets Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Thematic Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – The Funds indemnify its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2017, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. Unfunded loan commitments do not constitute an investment and, as such, will be treated as off-balance-sheet instruments. High Income Fund had unfunded loan commitments during the period, and the total amount it segregated in connection with unfunded commitments was $77,533,000 as of September 30, 2017.

(m)	Redemption Fees – Artisan High Income Fund generally imposed a 2% redemption fee on shares owned for 90 days or less. Prior to February 1, 2016, Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund also generally imposed a 2% redemption fee on shares held 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. Each Fund also waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale),

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale the Funds are obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Funds will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Funds terminate the short sale. This loss may be unlimited. The Funds will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds generally must segregate cash or other liquid assets for the benefit of its custodian to secure the Funds’ obligation to replace the security, so that the total of the amounts segregated is equal to the market value of the securities sold short.

Artisan Partners Funds has an agreement with State Street Bank and Trust Company (“SSB”), the Fund’s custodian, in order to execute short sales. The Funds incur expenses as a result of executing short sales.

During the period ended September 30, 2017, only Thematic Fund engaged in short sales and paid dividends on securities sold short, as shown in the Statements of Operations. For the period ended September 30, 2017, Thematic Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of September 30, 2017, there were no open short sale positions for any of the Funds.

(o)	Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As a non-diversified fund, Thematic Fund may invest a larger portion of its assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in footnote 2(a). A description of the fair value leveling techniques are described below:

Equity securities, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, repurchase agreements, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2017 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$511,087	$-	$-		$511,087
Emerging Asia	688,606	-	-		688,606
Europe, Middle East & Africa	207,809	35,949	-		243,758
Latin America	353,789	-	-		353,789
Equity-Linked Securities(1)
Europe, Middle East & Africa	-	9,435	-		9,435
Repurchase Agreement	-	166,116	-		166,116
Total Investments	$1,761,291	$211,500	$-		$1,972,791
Emerging Markets
Common Stocks(1)
Developed Markets	$3,763	$-	$-	(3)	$3,763
Emerging Asia	24,337	-	-		24,337
Europe, Middle East & Africa	8,055	-	-		8,055
Latin America	7,866	-	-		7,866
Preferred Stocks(1)
Emerging Asia	3,648	-	-		3,648
Europe, Middle East & Africa	1,036	-	-		1,036
Latin America	1,143	-	-		1,143
Repurchase Agreement	-	1,165	-		1,165
Total Investments	$49,848	$1,165	$-	(3)	$51,013
Global Discovery
Common Stocks(1)
Americas	$7,276	$-	$-		$7,276
Emerging Markets	1,272	-	-		1,272
Europe	2,563	-	-		2,563
Pacific Basin	839	-	-		839
Preferred Stocks(1)
Europe	102	-	-		102
Repurchase Agreement	-	851	-		851
Total Investments	$12,052	$851	$-		$12,903

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Common Stocks(1)
Americas	$158,743	$-	$-	$158,743
Emerging Markets	35,624	-	-	35,624
Europe	81,142	-	-	81,142
Pacific Basin	13,418	-	-	13,418
Equity-Linked Securities(1)
Europe	-	2,409	-	2,409
Repurchase Agreement	-	3,470	-	3,470
Total Investments	$288,927	$5,879	$-	$294,806
Global Opportunities
Common Stocks(1)
Americas	$1,323,930	$-	$-	$1,323,930
Emerging Markets	181,433	-	-	181,433
Europe	578,074	-	-	578,074
Pacific Basin	444,651	-	-	444,651
Repurchase Agreement	-	170,121	-	170,121
Total Investments	$2,528,088	$170,121	$-	$2,698,209
Global Value
Common Stocks(1)
Americas	$1,431,031	$-	$-	$1,431,031
Emerging Markets	394,695	-	-	394,695
Europe	871,672	-	-	871,672
Pacific Basin	55,021	-	-	55,021
Preferred Stocks(1)
Emerging Markets	2,792	-	-	2,792
Repurchase Agreement	-	317,805	-	317,805
Total Investments	2,755,211	317,805	-	3,073,016
Foreign Currency Forward Contracts(2)	-	(4,067)	-	(4,067)
Total	$2,755,211	$313,738	$-	$3,068,949

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
High Income
Corporate Bonds(1)	$-	$1,734,403	$-		$1,734,403
Bank Loans(1)	-	532,281	-		532,281
Convertible Debentures(1)	-	8,988	-		8,988
Preferred Stocks(1)	-	1,780	4,863		6,643
Common Stock(1)	-	406	-		406
Corporate Bond Escrows(1)	-	-	-	(4)	-	(4)
Repurchase Agreement	-	151,580	-		151,580
Total Investments	-	2,429,438	4,863		2,434,301
Futures Contracts(2)	418	-	-		418
Total	$418	$2,429,438	$4,863		$2,434,719
International
Common Stocks(1)
Americas	$2,510,111	$-	$-		$2,510,111
Emerging Markets	1,822,584	-	-		1,822,584
Europe	7,400,718	-	-		7,400,718
Pacific Basin	1,512,591	-	-		1,512,591
Equity-Linked Securities(1)
Europe	-	408,908	-		408,908
Preferred Stocks(1)
Europe	191,691	-	-		191,691
Repurchase Agreement	-	177,936	-		177,936
Total Investments	$13,437,695	$586,844	$-		$14,024,539
International Small Cap
Common Stocks(1)
Americas	$13,867	$-	$-		$13,867
Emerging Markets	40,565	-	-		40,565
Europe	449,453	-	-		449,453
Pacific Basin	22,225	-	-		22,225
Repurchase Agreement	-	25,150	-		25,150
Total Investments	$526,110	$25,150	$-		$551,260

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Value
Common Stocks(1)
Americas	$2,150,870	$-	$-	$2,150,870
Emerging Markets	2,140,903	-	-	2,140,903
Europe	7,716,916	-	-	7,716,916
Pacific Basin	691,320	-	-	691,320
Preferred Stocks(1)
Emerging Markets	92,068	-	-	92,068
Repurchase Agreement	-	2,110,879	-	2,110,879
Total Investments	12,792,077	2,110,879	-	14,902,956
Foreign Currency Forward Contracts(2)	-	(17,269)	-	(17,269)
Total	$12,792,077	$2,093,610	$-	$14,885,687
Mid Cap
Common Stocks(1)
Americas	$6,453,081	$-	$-	$6,453,081
Emerging Markets	54,537	-	-	54,537
Europe	146,357	-	-	146,357
Pacific Basin	105,407	-	-	105,407
Repurchase Agreement	-	224,034	-	224,034
Total Investments	$6,759,382	$224,034	$-	$6,983,416
Mid Cap Value
Common Stocks(1)	$3,745,223	$-	$-	$3,745,223
Repurchase Agreement	-	303,942	-	303,942
Total Investments	$3,745,223	$303,942	$-	$4,049,165
Small Cap
Common Stocks(1)	$1,229,544	$-	$-	$1,229,544
Repurchase Agreement	-	49,516	-	49,516
Total Investments	$1,229,544	$49,516	$-	$1,279,060
Thematic
Common Stocks(1)	$15,205	$-	$-	$15,205
Repurchase Agreement	-	139	-	139
Purchased Options Contracts	10	-	-	10
Written Options Contracts	(5)	-	-	(5)
Total Investments	15,210	139	-	15,349
Foreign Currency Forward Contracts(2)	-	6	-	6
Total	$15,210	$145	$-	$15,355

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value
Common Stocks(1)
Americas	$573,489	$-	$-	$573,489
Europe	22,719	-	-	22,719
Preferred Stocks(1)
Emerging Markets	20,610	-	-	20,610
Repurchase Agreement	-	35,310	-	35,310
Total Investments	$616,818	$35,310	$-	$652,128

(1) See the Fund’s Schedule of Investments for sector or country classifications.

(2) Foreign currency forward contracts and futures contracts are valued at unrealized appreciation (depreciation).

(3) Common stock, valued at $0.

(4) Corporate bond escrows, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2017, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. There were securities classified as Level 2 at September 30, 2016 due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE. There were no such developments at September 30, 2017, which resulted in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of September 30, 2017 (in thousands):

Transfers from Level 2 to Level 1
Developing World	$644,050
Emerging Markets	29,398
Global Equity	58,256
Global Opportunities	706,755
Global Value	995,729
International	5,430,766
International Small Cap	236,167
International Value	8,909,269
Value	43,329

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2017		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$-	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$-	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$4,863		Market multiples approach with discount for uncertainty of collectability(2)	Enterprise Value/Earnings before interest, taxes, depreciation and amortization multiple of 8.52x determined from comparable companies less 25% discount	Valuation decrease as discount increased

(1)Includes one or more securities valued at $0.

(2)During the period, valuation technique was changed from intrinsic value post reorganization to a market multiples approach upon receipt of daily valuation from an approved pricing vendor.

As of September 30, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2016	$-	(1)	$-	(1)
Transfers into Level 3	-		-
Net change in unrealized depreciation	-		(1,683)
Purchases	-		6,546	(2)
Sales	-		-
Realized Gain/Loss	-		-
Transfers out of Level 3	-		-

Balance as of September 30, 2017	$-	(1)	$4,863	(1)

Net change in unrealized depreciation for investments held as of September 30, 2017	$-		$(1,683)

(1)Includes one or more securities valued at $0. (2)Includes escrow shares received at cost of $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares and Advisor Shares of the Funds, some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2017 (in thousands):

	Year Ended 9/30/2017
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$68	$870	$938
Artisan Developing World Fund - Advisor Shares	64	391	455
Artisan Developing World Fund - Institutional Shares	21	-	21
Artisan Emerging Markets Fund - Investor Shares	63	85	148
Artisan Emerging Markets Fund - Institutional Shares	20	-	20
Artisan Global Discovery Fund - Investor Shares(1)	5	2	7
Artisan Global Equity Fund - Investor Shares	69	289	358
Artisan Global Equity Fund - Institutional Shares	19	-	19
Artisan Global Opportunities Fund - Investor Shares	84	1,908	1,992
Artisan Global Opportunities Fund - Advisor Shares	64	188	252
Artisan Global Opportunities Fund - Institutional Shares	22	-	22
Artisan Global Value Fund - Investor Shares	90	1,766	1,856
Artisan Global Value Fund - Advisor Shares	66	438	504
Artisan Global Value Fund - Institutional Shares	23	-	23
Artisan High Income Fund - Investor Shares	67	1,341	1,408
Artisan High Income Fund - Advisor Shares	70	1,060	1,130
Artisan High Income Fund - Institutional Shares(2)	16	-	16
Artisan International Fund - Investor Shares	294	13,770	14,064
Artisan International Fund - Advisor Shares	204	1,832	2,036
Artisan International Fund - Institutional Shares	135	-	135
Artisan International Small Cap Fund - Investor Shares	81	775	856
Artisan International Small Cap Fund - Institutional Shares	18	-	18
Artisan International Value Fund - Investor Shares	113	11,039	11,152
Artisan International Value Fund - Advisor Shares	169	2,783	2,952
Artisan International Value Fund - Institutional Shares	111	-	111

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2017
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Mid Cap Fund - Investor Shares	$127	$6,075	$6,202
Artisan Mid Cap Fund - Advisor Shares	67	412	479
Artisan Mid Cap Fund - Institutional Shares	32	-	32
Artisan Mid Cap Value Fund - Investor Shares	132	4,642	4,774
Artisan Mid Cap Value Fund - Advisor Shares	73	876	949
Artisan Mid Cap Value Fund - Institutional Shares	20	-	20
Artisan Small Cap Fund - Investor Shares	108	1,150	1,258
Artisan Small Cap Fund - Advisor Shares(3)	29	123	152
Artisan Small Cap Fund - Institutional Shares	21	-	21
Artisan Thematic Fund - Investor Shares(4)	15	10	25
Artisan Value Fund - Investor Shares	78	892	970
Artisan Value Fund - Advisor Shares	66	218	284
Artisan Value Fund - Institutional Shares	20	-	20

(1)For the period from commencement of operations (August 21, 2017) through September 30, 2017.

(2)For the period from commencement of operations (October 3, 2016) through September 30, 2017.

(3)For the period from commencement of operations (February 1, 2017) through September 30, 2017.

(4)For the period from commencement of operations (April 24, 2017) through September 30, 2017.

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the year ended September 30, 2017 as follows (in thousands):

Developing World	$12
Emerging Markets	-	(1)
Global Discovery	-	(2)
Global Equity	1
Global Opportunities	21
Global Value	-
High Income	-
International	68
International Small Cap	2
International Value	-
Mid Cap	43
Mid Cap Value	113
Small Cap	8
Thematic	-	(3)
Value	27

(1) Amount rounds to less than $1

(2) For the period from commencement of operations (August 21, 2017) through September 30, 2017.

(3) For the period from commencement of operations (April 24, 2017) through September 30, 2017.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(7)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in U.S. dollar or foreign currencies). A Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as unrealized gain on futures contracts in the Statement of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments, at value and written options, at value, respectively, in the Statement of Assets and Liabilities.

If an option written expires, a Fund realizes a gain equal to the premium received at the time the option was written. If an option purchased expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statement of Operations.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

The fair value of derivative instruments as reported in the Statement of Assets and Liabilities as of September 30, 2017 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(4,067)
High Income	Interest rate	Futures contracts	Unrealized gain on futures contracts	$418
International Value	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$7,831
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(25,100)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$13
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(7)
	Equity	Purchased options contracts	Investments, at value	$10
	Equity	Written options contracts	Written options, at value	$(5)

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized in income on the Statement of Operations for the year ended September 30, 2017 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations location	Net Realized Gain (Loss)	Statements of Operations location	Unrealized Appreciation (Depreciation)
Global Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$6,592	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$94
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$1,761	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(4,493)
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$92
	Interest rate	Futures contracts			Net increase in unrealized appreciation or depreciation on futures contracts	$418
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$29,315	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(20,377)
Thematic(1)	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(21)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$6
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$45	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(9)
	Equity	Written options contracts	Net realized loss on written options	$(55)	Net decrease in unrealized appreciation or depreciation on written options	$(2)

(1)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

The average monthly amount outstanding for each derivative type as of September 30, 2017 was as follows (dollar value in thousands):

Volume of derivative activity

Fund	Derivative Type	Average Monthly Principal Amount
Global Opportunities	Foreign currency forward contracts	$38,993
Global Value	Foreign currency forward contracts	$69,135
High Income	Foreign currency forward contracts	$1,372
International Value	Foreign currency forward contracts	$767,347
Thematic(1)	Foreign currency forward contracts	$1,130

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$2,167

Fund	Derivative Type	Average Monthly Notional Amount
Thematic(1)	Purchased options contracts	13,000
	Written options contracts	4,000

(1)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands):

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
International Value	State Street Bank and Trust Company	$7,831	$(7,831)	$-	$-
Thematic	State Street Bank and Trust Company	13	(7)	-	6

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Developing World	State Street Bank and Trust Company	$- (1)	$-	$-	$- (1)
Global Value	State Street Bank and Trust Company	4,067	-	-	4,067
International Value	State Street Bank and Trust Company	25,100	(7,831)	-	17,269
Thematic	State Street Bank and Trust Company	7	(7)	-	-

(1)	Amount rounds to less than $1.

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(8)	Related Party Transactions:

(a)	Investment Advisory Agreement – The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2017. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Developing World Fund and Emerging Markets Fund (10/1/2016 - 6/30/2017)

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Emerging Markets Fund (7/1/2017 - 9/30/2017) and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through January 31, 2019, at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2017 (dollar values in thousands):

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan Developing World Fund - Investor Shares	1.50%	$-
Artisan Developing World Fund - Advisor Shares	1.40%	-
Artisan Developing World Fund - Institutional Shares	1.40%	-
Artisan Emerging Markets Fund - Investor Shares	1.50%	242
Artisan Emerging Markets Fund - Institutional Shares	1.50%	53
Artisan Global Discovery Fund - Investor Shares	1.50%	36	(1)
Artisan Global Equity Fund - Investor Shares	1.50%	-
Artisan Global Equity Fund - Institutional Shares	1.50%	-
Artisan Global Opportunities Fund - Advisor Shares	1.10%	-
Artisan Global Value Fund - Advisor Shares	1.20%	-
Artisan High Income Fund - Investor Shares	1.25%	-
Artisan High Income Fund - Advisor Shares	1.25%	-
Artisan High Income Fund - Institutional Shares	1.25%	-
Artisan International Fund - Advisor Shares	1.07%	-
Artisan International Value Fund - Advisor Shares	1.06%	-
Artisan Mid Cap Fund - Advisor Shares	1.10%	-
Artisan Mid Cap Value Fund - Advisor Shares	1.09%	-
Artisan Small Cap Fund - Advisor Shares	1.15%	-
Artisan Thematic Fund - Investor Shares	1.50%	66	(2)
Artisan Value Fund - Advisor Shares	0.88%	-

(1) For the period from commencement of operations (August 21, 2017) through September 30, 2017. (2) For the period from commencement of operations (April 24, 2017) through September 30, 2017.

For the year ended September 30, 2017, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser as of September 30, 2017.

(c)	Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. The compensation paid to directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) receive compensation for their services based on an annual fee of $260,000, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds. During the year ended September 30, 2017, the compensation paid to independent directors was based on an annual fee as follows:

Period	Amount
10/1/2016 - 3/31/2017	$260,000
4/1/2017 - 6/30/2017	$250,000	(1)
7/1/2017 - 9/30/2017	$260,000	(2)

(1) Due to the termination of Artisan Global Small Cap Fund (2) Due to the commencement of operations of Thematic Fund

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

In addition, the independent chair and each committee chair receives additional compensation based on an annual fee as follows:

Amount
Independent board chair	$60,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of financial institutions, including SSB, as lenders and SSB as administrative agent, that expires in June 2018. Under the line of credit, each Fund can borrow an amount that shall not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all the Funds may not exceed $150 million. The Funds paid a commitment fee at the annual rate of 0.20% (0.18% prior to June 14, 2017) on the unused portion of the line of credit and interest was charged on any borrowings at the higher of (i) the current overnight Federal Funds rate (but, in any event, not less than 0.00%) plus

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

1.25% or (ii) the one month LIBOR rate (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee to SSB, an up-front fee to the lenders and the Funds’ and SSB’s legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2017, there were no borrowings under the line of credit for any of the Funds, except for Global Equity Fund, International Fund, International Small Cap Fund and Thematic Fund, which had maximum borrowings of approximately $2,850,000, $1,050,000, $9,450,000 and $250,000, respectively. Fees and interest expense, if any, related to the line of credit are included in other operating expenses in the Statements of Operations.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2017 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,221,422	$522,442
Emerging Markets	15,157	10,862
Global Discovery(1)	11,906	204
Global Equity	281,763	289,236
Global Opportunities	1,145,709	686,812
Global Value	733,071	289,649
High Income	2,359,417	1,827,470
International	7,827,183	11,438,966
International Small Cap	467,227	772,672
International Value	1,315,943	1,441,653
Mid Cap	3,014,873	4,835,715
Mid Cap Value	928,593	1,635,197
Small Cap	417,202	520,858
Thematic(2)	34,422	21,382
Value	328,660	596,450

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

(11)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2017 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2017.

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2016			Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		As of 9/30/2017
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds			Dividend Income@	Share Balance	Value
International
	Wirecard AG§	6,298,195	$14,435	$105,179	$9,897	$181,326	$761	4,673,849	$427,615
	Total#		$14,435	$105,179	$9,897	$181,326	$761	-	$-
International Small Cap
	SyntheticMR AB	-	$9,144	$17	$(2)	$(1,027)	$-	235,564	$8,098
	Total#		$9,144	$17	$(2)	$(1,027)	$-		$8,098
International Value
	Arch Capital Group Ltd.§	6,462,064	$22,261	$35,543	$3,593	$117,624	$-	6,295,616	$620,118
	Panalpina Welttransport Holding AG	2,261,132	17,470	2,290	(754)	19,721	7,569	2,385,384	349,549
	Stanley Electric Co., Ltd.§	9,167,804	2,549	124,210	54,260	(7,144)	1,917	5,022,004	172,049
	Vesuvius plc§	28,706,714	-	118,651	1,539	48,139	2,660	7,808,134	61,731
	Total#		$42,280	$280,694	$58,638	$178,340	$12,146		$349,549

@	Net of foreign taxes withheld, if any.
#	Total value as of September 30, 2017 is presented for only those issuers that were affiliates as of September 30, 2017.
§	Issuer was no longer an affiliate as of September 30, 2017.

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of September 30, 2017 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$1,621,839	$384,999	$(34,047)	$350,952
Emerging Markets	42,783	16,862	(8,632)	8,230
Global Discovery	12,540	534	(171)	363
Global Equity	236,020	63,971	(5,185)	58,786
Global Opportunities	2,014,105	711,195	(27,091)	684,104
Global Value	2,469,650	707,672	(104,306)	603,366
High Income	2,383,002	71,919	(20,202)	51,717
International	10,637,796	3,469,719	(82,976)	3,386,743
International Small Cap	426,352	142,770	(17,862)	124,908
International Value	11,407,457	4,038,100	(542,601)	3,495,499
Mid Cap	5,110,535	1,948,700	(75,819)	1,872,881
Mid Cap Value	2,860,424	1,267,524	(78,783)	1,188,741
Small Cap	796,419	492,025	(9,384)	482,641
Thematic	14,393	1,005	(49)	956
Value	504,503	158,523	(10,898)	147,625

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2017 and the year ended September 30, 2016 were as follows (in thousands):

	Year Ended 9/30/2017				Year Ended 9/30/2016
Fund	Ordinary Income Dividends		Long-Term Capital Gain Distributions		Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$5,339		$68		$-	$-
Emerging Markets	335		-		-	-
Global Discovery	-	(1)	-	(1)
Global Equity	186		-		5,313	1,549
Global Opportunities	-		2,935		2,530	8,827
Global Value	25,778		33,391		10,008	80,358
High Income	130,372		-		92,447	213
International	187,253		-		103,903	-
International Small Cap	-		38,548		1,554	31,526
International Value	133,521		240,607		100,391	540,475
Mid Cap	-		610,666		-	1,234,797
Mid Cap Value	39,080		77,484		31,880	951,217
Small Cap	-		13,989		-	118,049
Thematic	-	(2)	-	(2)
Value	5,547		-		8,634	89,485

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values of the Funds.

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2017. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2017.

Additional tax information as of and for the year ended September 30, 2017 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Qualified Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Developing World	$39,667	$17,858	$-		$-		$(79)
Emerging Markets	282	-	-		-		(135)
Global Discovery	7	-	13	(2)	-	(2)	(1	)(2)
Global Equity	-	1,214	-		24		(17)
Global Opportunities	2,036	113,007	-		-		(75)
Global Value	39,342	13,491	-		-		82
High Income	39,979	8,687	-		-		(1,756)
International	113,664	-	-		-		(21,666)
International Small Cap	-	49,362	-		151		(5)
International Value	214,632	255,803	-		-		493
Mid Cap	-	731,325	-		13,517		(166)
Mid Cap Value	30,310	349,551	-		-		(200)
Small Cap	-	160,032	-		7,875		(21)
Thematic	1,188	-	-	(3)	-	(3)	(34	)(3)
Value	14,239	42,358	-		-		(23)

(1)	Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2017 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.
(2)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(3)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

As of September 30, 2017, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unlimited – ST	Unlimited – LT		Utilized in CY
Emerging Markets	$5,799	$129,588	(1)	$1,608
Global Equity	-	-		2,336
International	307,753	-		216,245

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,815, pursuant to IRC Section 382-383.

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	26,428,621	$295,803	25,510,958	$235,668
Advisor Shares	34,103,097	378,816	27,577,662	257,536
Institutional Shares	28,946,054	345,202	23,398,700	207,318
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	128,759	1,248	-	-
Advisor Shares	220,529	2,139	-	-
Institutional Shares	180,951	1,757	-	-
Cost of shares redeemed(1)
Investor Shares	(11,306,434)	(126,690)	(2,654,618)	(25,741)
Advisor Shares	(7,275,937)	(80,966)	(2,177,959)	(20,029)
Institutional Shares	(2,339,986)	(25,905)	(1,857,381)	(17,762)
Net increase from fund share transactions
Investor Shares	15,250,946	170,361	22,856,340	209,927
Advisor Shares	27,047,689	299,989	25,399,703	237,507
Institutional Shares	26,787,019	321,054	21,541,319	189,556
Redemption Fee(2)
Investor Shares	-	-	-	3
Advisor Shares	-	-	-	11
Institutional Shares	-	-	-	8

	EMERGING MARKETS
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	822,001	$10,978	556,699	$6,394
Institutional Shares	66,831	917	442,477	4,804
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	24,100	285	-	-
Institutional Shares	4,031	47	-	-
Cost of shares redeemed(1)
Investor Shares	(485,152)	(6,515)	(501,250)	(5,560)
Institutional Shares	(27,023)	(351)	(2,770,213)	(26,660)
Net increase (decrease) from fund share transactions
Investor Shares	360,949	4,748	55,449	834
Institutional Shares	43,839	613	(2,327,736)	(21,856)
Redemption Fee(2)
Investor Shares	-	-	-	– (3)
Institutional Shares	-	-	-	– (3)

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Period Ended 9/30/2017(4)
	Shares	Amount
Proceeds from shares issued
Investor Shares	1,275,281	$12,822
Net increase from fund share transactions
Investor Shares	1,275,281	12,822

	GLOBAL EQUITY
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,713,058	$28,866	3,634,815	$57,870
Institutional Shares(5)	1,649,836	29,365	7,405,905	121,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	279,484	4,536
Institutional Shares(5)	11,717	186	125,405	2,035
Cost of shares redeemed(1)
Investor Shares	(3,802,085)	(65,048)	(13,938,823)	(220,239)
Institutional Shares(5)	(285,675)	(5,119)	(792,296)	(12,721)
Net increase (decrease) from fund share transactions
Investor Shares	(2,089,027)	(36,182)	(10,024,524)	(157,833)
Institutional Shares(5)	1,375,878	24,432	6,739,014	110,318
Redemption Fee(2)
Investor Shares	-	-	-	15
Institutional Shares(6)	-	-	-	3

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	14,705,328	$335,539	11,034,782	$216,158
Advisor Shares	8,685,957	203,202	8,125,784	153,704
Institutional Shares	18,475,484	441,676	8,347,726	165,431
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	59,403	1,240	234,399	4,660
Advisor Shares	10,718	224	19,955	397
Institutional Shares	59,918	1,259	261,065	5,213
Cost of shares redeemed(1)
Investor Shares	(12,802,431)	(292,540)	(11,806,409)	(222,635)
Advisor Shares	(2,102,757)	(47,039)	(2,215,682)	(41,703)
Institutional Shares	(6,596,250)	(156,974)	(3,442,200)	(68,806)
Net increase (decrease) from fund share transactions
Investor Shares	1,962,300	44,239	(537,228)	(1,817)
Advisor Shares	6,593,918	156,387	5,930,057	112,398
Institutional Shares	11,939,152	285,961	5,166,591	101,838
Redemption Fee(2)
Investor Shares	-	-	-	18
Advisor Shares	-	-	-	2
Institutional Shares	-	-	-	17

	GLOBAL VALUE
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,715,916	$220,919	16,731,457	$240,631
Advisor Shares	27,522,474	444,152	19,177,721	270,051
Institutional Shares	34,106,980	548,575	30,026,308	435,264
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,261,399	18,946	2,899,237	42,416
Advisor Shares	671,815	10,064	898,964	13,116
Institutional Shares	1,697,055	25,473	1,850,984	27,061
Cost of shares redeemed(1)
Investor Shares	(18,466,031)	(298,989)	(27,881,197)	(398,314)
Advisor Shares	(9,948,250)	(163,074)	(6,524,720)	(93,401)
Institutional Shares	(13,540,853)	(223,686)	(7,289,587)	(106,438)
Net increase (decrease) from fund share transactions
Investor Shares	(3,488,716)	(59,124)	(8,250,503)	(115,267)
Advisor Shares	18,246,039	291,142	13,551,965	189,766
Institutional Shares	22,263,182	350,362	24,587,705	355,887
Redemption Fee(2)
Investor Shares	-	-	-	11
Advisor Shares	-	-	-	3
Institutional Shares	-	-	-	7

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	42,750,361	$429,384	49,101,971	$455,138
Advisor Shares	94,508,740	945,535	92,250,798	860,209
Institutional Shares(7)	28,879,132	289,662
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,339,763	33,454	3,331,270	31,441
Advisor Shares	7,194,728	72,133	4,836,987	45,817
Institutional Shares(7)	390,775	3,959
Cost of shares redeemed(1)
Investor Shares	(39,383,067)	(394,655)	(41,889,746)	(389,022)
Advisor Shares	(76,090,116)	(762,796)	(22,406,478)	(209,555)
Institutional Shares(7)	(3,533,139)	(35,618)
Net increase from fund share transactions
Investor Shares	6,707,057	68,183	10,543,495	97,557
Advisor Shares	25,613,352	254,872	74,681,307	696,471
Institutional Shares(7)	25,736,768	258,003
Redemption Fee(2)
Investor Shares	-	43	-	48
Advisor Shares	-	112	-	75
Institutional Shares(7)	-	11

	INTERNATIONAL
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	21,460,122	$602,069	51,661,914	$1,434,057
Advisor Shares	48,914,988	1,363,187	47,637,297	1,305,844
Institutional Shares	59,879,249	1,705,624	33,419,767	935,902
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,689,359	69,278	1,401,879	41,103
Advisor Shares	932,992	23,987	345,252	10,112
Institutional Shares	2,196,282	56,840	993,447	29,297
Cost of shares redeemed(1)
Investor Shares	(124,488,489)	(3,442,647)	(149,318,292)	(4,137,577)
Advisor Shares	(75,036,265)	(2,087,702)	(40,977,617)	(1,140,807)
Institutional Shares	(66,398,817)	(1,917,549)	(32,404,078)	(910,981)
Net increase (decrease) from fund share transactions
Investor Shares	(100,339,008)	(2,771,300)	(96,254,499)	(2,662,417)
Advisor Shares	(25,188,285)	(700,528)	7,004,932	175,149
Institutional Shares	(4,323,286)	(155,085)	2,009,136	54,218
Redemption Fee(2)
Investor Shares	-	-	-	207
Advisor Shares	-	-	-	56
Institutional Shares	-	-	-	110

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL CAP
	Year Ended 9/30/2017		Year Ended 9/30/2016(8)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,045,315	$63,754	5,051,377	$115,977
Institutional Shares	2,832,343	59,117	9,341,916	214,450
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,265,034	24,719	1,255,016	30,070
Institutional Shares	546,362	10,687	-	-
Cost of shares redeemed(1)
Investor Shares	(17,100,158)	(363,478)	(22,185,163)	(508,625)
Institutional Shares	(2,100,506)	(47,287)	(303,651)	(6,936)
Net increase (decrease) from fund share transactions
Investor Shares	(12,789,809)	(275,005)	(15,878,770)	(362,578)
Institutional Shares	1,278,199	22,517	9,038,265	207,514
Redemption Fee(2)
Investor Shares	-	-	-	8

	INTERNATIONAL VALUE
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	19,331,747	$667,997	47,088,149	$1,500,660
Advisor Shares	75,231,098	2,647,867	35,011,493	1,121,238
Institutional Shares	78,788,196	2,852,869	17,411,794	545,932
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,757,493	150,527	8,459,988	275,965
Advisor Shares	2,574,951	81,420	3,361,638	109,589
Institutional Shares	2,800,424	88,857	4,580,121	149,816
Cost of shares redeemed(1)
Investor Shares	(76,719,390)	(2,672,357)	(51,914,531)	(1,660,103)
Advisor Shares	(72,611,034)	(2,602,777)	(18,209,215)	(584,652)
Institutional Shares	(11,769,461)	(420,023)	(11,395,479)	(372,981)
Net increase (decrease) from fund share transactions
Investor Shares	(52,630,150)	(1,853,833)	3,633,606	116,522
Advisor Shares	5,195,015	126,510	20,163,916	646,175
Institutional Shares	69,819,159	2,521,703	10,596,436	322,767
Redemption Fee(2)
Investor Shares	-	-	-	51
Advisor Shares	-	-	-	29
Institutional Shares	-	-	-	26

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,198,026	$285,411	12,274,626	$483,930
Advisor Shares	9,871,483	388,631	5,531,740	215,168
Institutional Shares	14,114,027	605,273	20,866,664	865,759
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,401,868	239,878	13,498,668	548,721
Advisor Shares	1,065,775	40,052	1,454,647	59,204
Institutional Shares	6,589,481	265,293	11,820,328	512,175
Cost of shares redeemed
Investor Shares	(38,304,423)	(1,515,448)	(35,594,332)	(1,405,056)
Advisor Shares	(8,039,927)	(323,763)	(5,940,104)	(233,998)
Institutional Shares	(30,271,026)	(1,293,881)	(28,782,660)	(1,218,522)
Net increase (decrease) from fund share transactions
Investor Shares	(24,704,529)	(990,159)	(9,821,038)	(372,405)
Advisor Shares	2,897,331	104,920	1,046,283	40,374
Institutional Shares	(9,567,518)	(423,315)	3,904,332	159,412

	MID CAP VALUE
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,156,070	$230,379	21,012,810	$421,158
Advisor Shares	33,907,058	770,303	31,045,727	624,233
Institutional Shares	20,798,443	484,986	9,468,071	192,098
Net assets of shares issued in connection with reorganization (Note 15)
Investor Shares	-	-	7,811,036	158,252
Advisor Shares	-	-	-	-
Institutional Shares	-	-	1,132,957	22,942
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,721,981	59,258	30,822,218	608,122
Advisor Shares	1,278,251	27,751	6,940,383	136,656
Institutional Shares	930,551	20,221	9,166,146	180,573
Cost of shares redeemed
Investor Shares	(44,130,457)	(999,637)	(142,312,936)	(2,880,371)
Advisor Shares	(39,182,800)	(907,931)	(32,185,555)	(652,584)
Institutional Shares	(12,971,915)	(293,929)	(40,692,466)	(823,921)
Net increase (decrease) from fund share transactions
Investor Shares	(31,252,406)	(710,000)	(82,666,872)	(1,692,839)
Advisor Shares	(3,997,491)	(109,877)	5,800,555	108,305
Institutional Shares	8,757,079	211,278	(20,925,292)	(428,308)

138	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,312,058	$69,074	3,529,128	$93,275
Advisor Shares(9)	10,516,823	323,387
Institutional Shares	3,521,581	107,985	6,619,254	176,255
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	281,769	8,225	2,914,671	79,454
Advisor Shares(9)	-	-
Institutional Shares	146,960	4,329	975,362	26,764
Cost of shares redeemed
Investor Shares	(14,402,774)	(437,740)	(11,148,753)	(294,375)
Advisor Shares(9)	(859,940)	(27,209)
Institutional Shares	(6,178,690)	(192,718)	(4,000,656)	(107,513)
Net increase (decrease) from fund share transactions
Investor Shares	(11,808,947)	(360,441)	(4,704,954)	(121,646)
Advisor Shares(9)	9,656,883	296,178
Institutional Shares	(2,510,149)	(80,404)	3,593,960	95,506

	THEMATIC
	Period Ended 9/30/2017(10)
	Shares	Amount
Proceeds from shares issued
Investor Shares	1,369,142	$14,004
Cost of shares redeemed
Investor Shares	(72,349)	(811)
Net increase from fund share transactions
Investor Shares	1,296,793	13,193

Artisan Partners Funds	139

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended 9/30/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,349,205	$101,689	18,521,071	$226,573
Advisor Shares	10,448,919	146,805	10,882,442	123,696
Institutional Shares	10,575,755	157,421	1,408,356	15,603
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	227,083	3,036	2,697,247	31,342
Advisor Shares	126,771	1,690	4,281,589	49,538
Institutional Shares	51,982	694	1,334,487	15,480
Cost of shares redeemed
Investor Shares	(28,312,024)	(403,666)	(15,821,093)	(185,610)
Advisor Shares	(17,941,677)	(261,653)	(36,227,623)	(430,315)
Institutional Shares	(1,478,593)	(21,010)	(10,788,989)	(125,989)
Net increase (decrease) from fund share transactions
Investor Shares	(20,735,736)	(298,941)	5,397,225	72,305
Advisor Shares	(7,365,987)	(113,158)	(21,063,592)	(257,081)
Institutional Shares	9,149,144	137,105	(8,046,146)	(94,906)

(1)	Net of redemption fees.
(2)	Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund.
(3)	Amount rounds to less than $1
(4)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(5)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(6)	For the period from commencement of operations (October 15, 2015) through January 31, 2016. See footnote (2) above.
(7)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(8)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(9)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(10)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

140	Artisan Partners Funds

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Partners Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Partners Funds, Inc. (comprising, respectively, Artisan Developing World Fund, Artisan Emerging Markets Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Thematic Fund, and Artisan Value Fund (the “Funds”)) as of September 30, 2017, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of Artisan Partners Funds, Inc. at September 30, 2017, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

November 22, 2017

Artisan Partners Funds	141

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2017 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2017 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains		Qualified Dividend Income	Dividends Received Deduction
Developing World	$68		89.04%	5.09%
Emerging Markets	-		99.00%	0.00%
Global Discovery	-	(1)	n/a	n/a
Global Equity	28		99.91%	99.91%
Global Opportunities	10,474		n/a	n/a
Global Value	33,390		100.00%	52.05%
High Income	7,601		n/a	n/a
International	-		100.00%	3.96%
International Small Cap	47,289		n/a	n/a
International Value	241,137		100.00%	0.00%
Mid Cap	687,091		n/a	n/a
Mid Cap Value	121,457		99.20%	96.17%
Small Cap	28,286		n/a	n/a
Thematic	-	(2)	n/a	n/a
Value	22,093		92.19%	86.35%

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

142	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2017 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,176.00	$7.69	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.13	1.41%
Advisor Shares
Actual	$1,000.00	$1,177.50	$6.71	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Institutional Shares
Actual	$1,000.00	$1,178.20	$6.17	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%

Artisan Partners Funds	143

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017(1)	Expense Ratio(2)(3)
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,154.90	$8.10	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Shares
Actual	$1,000.00	$1,155.00	$8.10	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Artisan Global Discovery Fund(4)
Investor Shares
Actual	$1,000.00	$1,032.00	$1.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$1.65	1.50%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,162.50	$7.54	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.03	1.39%
Institutional Shares
Actual	$1,000.00	$1,163.30	$6.29	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,139.20	$6.22	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Advisor Shares
Actual	$1,000.00	$1,140.40	$5.53	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Institutional Shares
Actual	$1,000.00	$1,140.30	$4.99	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71	0.93%

144	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017(1)	Expense Ratio(2)(3)
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,107.90	$6.66	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Advisor Shares
Actual	$1,000.00	$1,109.30	$5.87	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.62	1.11%
Institutional Shares
Actual	$1,000.00	$1,109.00	$5.39	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.17	1.02%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,047.40	$5.08	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Advisor Shares
Actual	$1,000.00	$1,048.20	$4.21	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.15	0.82%
Institutional Shares
Actual	$1,000.00	$1,047.50	$3.90	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.85	0.76%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,156.60	$6.22	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Advisor Shares
Actual	$1,000.00	$1,157.20	$5.62	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,157.80	$5.25	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,177.40	$8.68	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$8.04	1.59%
Institutional Shares
Actual	$1,000.00	$1,178.00	$7.53	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%

Artisan Partners Funds	145

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017(1)	Expense Ratio(2)(3)
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,130.80	$6.36	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,131.70	$5.61	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,132.30	$5.18	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,084.60	$6.11	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Advisor Shares
Actual	$1,000.00	$1,085.30	$5.54	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%
Institutional Shares
Actual	$1,000.00	$1,086.00	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,044.00	$5.94	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Advisor Shares
Actual	$1,000.00	$1,044.50	$5.43	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%
Institutional Shares
Actual	$1,000.00	$1,045.30	$4.97	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%

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SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017(1)	Expense Ratio(2)(3)
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,096.20	$6.25	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,096.50	$5.89	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%
Institutional Shares
Actual	$1,000.00	$1,097.20	$5.31	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
Artisan Thematic Fund(5)
Investor Shares
Actual	$1,000.00	$1,180.00	$7.22	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$6.67	1.52%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,061.20	$5.48	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%
Advisor Shares
Actual	$1,000.00	$1,062.10	$4.50	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.41	0.87%
Institutional Shares
Actual	$1,000.00	$1,062.70	$4.24	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.15	0.82%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2017, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2017.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The account value and the expenses paid for Global Discovery Fund have been presented for the period from commencement of operations (August 21, 2017) through September 30, 2017. Assuming a six-month period, and the actual account values as of September 30, 2017, and the expenses paid during the period 4/1/2017-9/30/2017 would have been as follows:

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,032.00	$7.64
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

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SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

(5)	The account value and the expenses paid for Thematic Fund have been presented for the period from commencement of operations (April 24, 2017) through September 30, 2017. Assuming a six-month period, and the actual account values as of September 30, 2017, and the expenses paid during the period 4/1/2017-9/30/2017 would have been as follows:

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period 4/1/2017-9/30/2017
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$1,180.00	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.69

148	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each series of Artisan Partners Funds, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”) cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 11, 2017 (the “May 11 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of the series of Artisan Partners Funds other than Artisan Thematic Fund (for purpose of this discussion, the “Funds”) for the period from July 1, 2017 through June 30, 2018. The primary purpose of the May 11 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At their regular quarterly meeting held on May 31, 2017 (the “May 31 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2018 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May 11 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided extensive reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, which included information relating to each Fund’s performance, expenses and fees compared to the performance, expenses and fees of a relatively small peer group and a larger peer universe of mutual funds. Artisan Partners also provided additional reports prepared by Broadridge comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Broadridge. These supplemental reports were provided for Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Value Fund, Mid Cap Fund and Value Fund.

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fees and total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the May 11 Meeting and the May 31 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•	Artisan Partners’ personnel, business and financial model, and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; Artisan Partners’ liquidity management tools, policies and procedures; and steps taken or expected to be taken to comply with regulatory changes related to liquidity risk management;

•	The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•	Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	The Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities;

•	Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees with fees charged by other advisory organizations for managing mutual funds with similar investment objectives; and information regarding expense limitation arrangements and the expenses other than advisory fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis;

150	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•	Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•	A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, and trends in fees charged by Artisan Partners for such services;

•	Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2016, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•	Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for the three most recent 12-month periods; and the assumptions and allocation methodologies utilized for such profitability analysis;

•	Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest; and

•	Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Funds.

Following the May 11 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 31 Meeting. At the May 31 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 11 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the May 11 Meeting and the information reviewed by the independent directors prior to and at the May 31 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. With respect to Global Equity Fund, International Fund and International Small Cap Fund, following extensive discussion, the directors determined that the Funds’ performance supported renewal of the Funds’ advisory arrangement, but that the board would continue to monitor closely the performance of the Funds. The directors noted that Artisan Partners had discussed steps for improving performance and responded to questions regarding those efforts. The directors noted that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in the Funds’ investment team. The directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge peer category or universe. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trusts for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, the directors also took

152	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business. In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2019, for Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund (Advisor Shares), Global Value Fund (Advisor Shares), High Income Fund, International Fund (Advisor Shares), International Value Fund (Advisor Shares), Mid Cap Fund (Advisor Shares), Mid Cap Value Fund (Advisor Shares), Small Cap Fund (Advisor Shares) and Value Fund (Advisor Shares). The directors also noted that Artisan Partners had contractually agreed to reduce its fee for Emerging Markets Fund by five basis points at each breakpoint.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Developing World Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Emerging Markets Fund and Global Equity Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement. They also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed to new investors at a relatively modest asset level.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that, although Artisan Partners may derive such additional benefits, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2017 through June 30, 2018 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	153

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL DISCOVERY FUND’S ADVISORY AGREEMENT

At their regular quarterly meeting held on August 18, 2017 (the “Meeting”), the board of directors of Artisan Partners Funds, including a quorum of the independent directors, formally considered the approval of an initial investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Global Discovery Fund (for purposes of this discussion, the “Fund”), and Artisan Partners, dated August 18, 2017, for an initial two-year term from August 18, 2017 through August 17, 2019 (for purposes of this discussion, the “Advisory Agreement”). The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement and an extensive report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement.

In evaluating the Advisory Agreement, the directors also reviewed information provided in response to requests for information in connection with the Board’s consideration earlier in 2017 (the “2017 Requests”) of the continuation of the Investment Advisory Agreement (the “Current Agreement”) between Artisan Partners Funds and Artisan Partners with respect to then-existing series of Artisan Partners Funds (the “Current Funds”). The directors discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party report by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•	The terms of the Advisory Agreement, including the scope of services to be provided by Artisan Partners;

•	Information on Artisan Partners’ advisory personnel and methods, including differences between the Fund and the Current Funds;

•	Information regarding the performance of any other accounts of Artisan Partners and/or other mutual funds having similar investment objectives to the Fund, together with a comparison to the appropriate market indices since inception (or 10 years, if shorter);

•	Information on potential limits on the growth of the Fund or Artisan Partners’ ability to manage the Fund, limits on its ability to hire and train personnel or other factors;

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL DISCOVERY FUND’S ADVISORY AGREEMENT

•	A comparison of the total projected expense ratio of the Fund with other mutual funds; information regarding the adequacy of proposed management fee breakpoints and whether further breakpoints are appropriate; and Artisan Partners’ contractual advisory fee/expense limitation for the initial period of the Fund’s operations and the relationship of expected fees/expenses to the limitation; and

•	Information relating to material resource needs (facilities, personnel, information systems etc.) and conflicts of interest (including but not limited to any considerations relating to allocations of investment opportunities between the Fund and other accounts managed by the same investment team).

The directors also reviewed information provided in response to the 2017 Requests, which included, among other things, the following:

•	Artisan Partners’ personnel, business and financial model, and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; Artisan Partners’ liquidity management tools, policies and procedures; and steps taken or expected to be taken to comply with regulatory changes related to liquidity risk management;

•	Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	Artisan Partners’ organization and operations, financial condition, expenses and stability, ownership structure;

•	Information regarding persons controlling Artisan Partners, including anticipated timing and effects of the expected change in voting power of the stockholders committee with respect to Artisan Partners Asset Management Inc.;

•	Information regarding the profitability, performance, fees and expenses of the Current Funds;

•	The Current Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities;

•	Information regarding third-party intermediary and service arrangements, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2016, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•	Information regarding the extent to which Artisan Partners relies upon the facilities or services of third parties in connection with its provision of services to the Current Funds;

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL DISCOVERY FUND’S ADVISORY AGREEMENT

•	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Current Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•	Information regarding Artisan Partners’ policies, procedures and practices with respect to short selling by other accounts of securities the Current Funds expect to hold or seek to buy;

•	Artisan Partners’ insurance coverage, including the name of its carrier, coverage amounts and policy limits for cybersecurity breaches; and

•	Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Fund.

The board noted that, because the Fund had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.

At the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. The independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting and during the executive session. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ proposed services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund would be appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreement. The directors noted that the Fund’s proposed portfolio management team provides services for Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund. The directors considered that Artisan Partners contemplates providing the same service level for the Fund as it provides for the Current Funds. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel would not be undesirably overextended in assuming management responsibilities for the Fund.

Investment performance. The directors noted that, because the Fund was not yet in operation, it had no performance history. However, the directors reviewed the performance of other Artisan Partners Funds managed by the Fund’s proposed portfolio managers, and noted that the proposed portfolio managers had produced successful results using an investment process similar to that proposed for the Fund.

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL DISCOVERY FUND’S ADVISORY AGREEMENT

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to the Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Broadridge to be within the same peer group or universe as the Fund. The directors also noted that the Fund’s proposed advisory fee was set at a level consistent with Artisan Partners’ approach to advisory fees for the Current Funds. In addition, the directors considered that Artisan Partners has contractually agreed to limit certain expenses through January 31, 2019. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $5 billion of Fund net assets. The directors concluded that these breakpoints will result in a sharing, as between the Fund and Artisan Partners, of possible future economies of scale as and if the Fund’s assets grow to substantial levels.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreement and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that potential fall-out benefits would include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Fund (“soft dollars”) and (3) reputational benefits as a result of its association with the Fund. The directors concluded that, although Artisan Partners may derive such additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Fund might benefit in the future from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of its association with Artisan Partners.

Following those discussions, the board approved the Fund’s Advisory Agreement by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	157

FACTORS CONSIDERED IN APPROVING ARTISAN THEMATIC FUND’S ADVISORY AGREEMENT

At their regular quarterly meeting held on February 16, 2017 (the “Meeting”), the board of directors of Artisan Partners Funds, including a quorum of the independent directors, formally considered the approval of an initial investment advisory agreement between Artisan Partners Funds, on behalf of Artisan Thematic Fund (for purposes of this discussion, the “Fund”), and Artisan Partners, dated February 16, 2017, for an initial two-year term from February 16, 2017 through February 15, 2019 (for purposes of this discussion, the “Advisory Agreement”). The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the meeting.

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement and an extensive report prepared by Broadridge, an independent source of investment company data, which included information relating to the Fund’s proposed management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Broadridge to be comparable to the Fund. The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement.

In evaluating the Advisory Agreement, the directors also reviewed information provided in response to requests for information in connection with the Board’s consideration in 2016 (the “2016 Requests”) of the continuation of the Investment Advisory Agreement (the “Current Agreement”) between Artisan Partners Funds and Artisan Partners with respect to then-existing series of Artisan Partners Funds (the “Current Funds”). The directors discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party report by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•	The terms of the Advisory Agreement, including the scope of services to be provided by Artisan Partners;

•	Information on the Artisan Partners’ advisory personnel and methods, including differences between the Fund and the Current Funds with respect to Artisan Partners’ personnel, business and financial model, and methods;

•	Information regarding the Fund’s proposed portfolio manager and his experience in managing other accounts prior to his affiliation with the Artisan Partners;

•	Information on potential limits on the growth of the Fund or Artisan Partners’ ability to manage the Fund, limits on its ability to hire and train personnel or other factors;

158	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN THEMATIC FUND’S ADVISORY AGREEMENT

•	A comparison of the total projected expenses and total projected expense ratio of the Fund with other mutual funds; information regarding the adequacy of proposed management fee breakpoints and whether further breakpoints are appropriate; and Artisan Partners’ contractual advisory fee/expense limitation for the initial period of the Fund’s operations and the relationship of expected fees/expenses to the limitation;

•	Information regarding Artisan Partners’ policies, procedures and practices with respect to short selling by other accounts of securities the Fund expects to hold or seek to buy;

•	Artisan Partners’ policies and procedures for ensuring that differences in fee structure, as between the Fund and other accounts managed by Artisan Partners, do not adversely affect the Fund’s allocation of limited investment opportunities;

•	Any internal information barriers that Artisan Partners maintains between the Fund’s proposed portfolio management team and other investment teams within the firm; and

•	Matters relating to brokerage and portfolio transactions for the Fund, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services.

The directors also reviewed information provided in response to the 2016 Requests, which included, among other things, the following:

•	Artisan Partners’ personnel, business and financial model, and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; Artisan Partners’ liquidity management tools, policies and procedures; and steps taken or expected to be taken to comply with regulatory changes related to liquidity risk management;

•	Information regarding the profitability, performance, fees and expenses of the Current Funds;

•	The Current Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities;

•	Information regarding third-party intermediary and service arrangements, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2015, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Current Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

Artisan Partners Funds	159

FACTORS CONSIDERED IN APPROVING ARTISAN THEMATIC FUND’S ADVISORY AGREEMENT

•	Artisan Partners’ organization and operations, financial condition and stability, ownership structure; and

•	Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Fund.

The board noted that, because the Fund had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.

At the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. The independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting and during the executive session. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund would be appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreement. The directors considered that Artisan Partners had hired new investment personnel in preparation for managing the Fund, and that it otherwise contemplates providing the same service level for the Fund as it provides for the Current Funds. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel would not be undesirably overextended in assuming management responsibilities for the Fund.

Investment performance. The directors noted that, because the Fund was not yet in operation, it had no performance history. However, the directors considered that Artisan Partners had reviewed information on the investment record of the Fund’s proposed portfolio manager in hiring him. The directors also considered his background and experience managing similar investment strategies.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to the Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Broadridge to be within the same peer group or universe as the Fund. The directors noted that since the Fund does not currently have any assets, there are no material benefits from economies of scale with respect to the Fund at present. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $5 billion of Fund net assets. The directors concluded that these breakpoints will result in a sharing, as between the Fund and Artisan Partners, of possible future economies of scale as and if the Fund’s assets grow to substantial levels.

160	Artisan Partners Funds

FACTORS CONSIDERED IN APPROVING ARTISAN THEMATIC FUND’S ADVISORY AGREEMENT

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreement and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that potential fall-out benefits would include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Fund (“soft dollars”) and (3) reputational benefits as a result of its association with the Fund. The directors concluded that, although Artisan Partners may derive such additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Fund might benefit in the future from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of its association with Artisan Partners.

Following those discussions, the board approved the Fund’s Advisory Agreement by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	161

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2017. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”). For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources (except for Artisan Thematic Fund, the Adviser uses Bloomberg Industry Classification Systems (BICS) developed by Bloomberg Finance L.P.) and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

162	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets) is a market-weighted index of companies in emerging markets.

Artisan Global Discovery Fund, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-weighted index of global developed and emerging markets.

Artisan High Income Fund – ICE BofAML U.S. High Yield Master II Total Return Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Effective October 2017, the Index was renamed ICE BofAML U.S. High Yield Master II Total Return Index from BofA Merrill Lynch U.S. High Yield Master II Total Return Index.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE Value Index (MSCI EAFE Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Partners Funds	163

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Thematic Fund – S&P 500® Index – The S&P 500® is a market-cap-weighted index that measures the performance of 500 U.S. companies focused on the Large-cap sector of the market.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the ICE BofAML U.S. High Yield Master II Total Return Index the source is ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC permits use of the ICE BofAML indices and related data on an “as is” basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Partners Funds. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Partners Funds’ presentation thereof.

164	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Partners Funds	165

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws further provide that each director must retire by the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 15, 2017, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all fifteen series of Artisan Partners Funds.

Name and Age at 11/15/17	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Partners Funds:
David A. Erne – 74	Director	3/27/95	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	None.
Gail L. Hanson – 61	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).
Thomas R. Hefty – 70	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 1/1/15	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

166	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/17	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Peter M. Lebovitz – 62	Director	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	None.
Patrick S. Pittard – 71	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company) and Lincoln New York (an affiliate of Lincoln National Corporation).
R. Scott Trumbull – 69	Director	11/13/12	Director, Trackabout, Inc. (private software company); until 2015, Chairman and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems); until 2014, Chief Executive Officer, Franklin Electric Co., Inc.	Director, Welltower Inc. (investor in health care real estate); Director, Columbus McKinnon Corporation (designer, manufacturer and marketer of material handling products) Director, Schneider National Inc. (transportation and logistics services company).
Director who is an “interested person” of Artisan Partners Funds and Officer:
Eric R. Colson – 48*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013) and Chairman (since August 2015); Managing Director, Chief Executive Officer and since April 2013 President of Artisan Partners; President and Chief Executive Officer of Artisan Investments GP LLC; President and Chief Executive Officer of Artisan Partners Holdings LP (since March 2013); prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates.

Artisan Partners Funds	167

DIRECTORS AND OFFICERS

Name and Age at 11/15/17	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Officers:
Brooke J. Billick – 63	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC.	None.
Gregory K. Ramirez – 47	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and since April 2013, Vice President and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of Artisan Partners Asset Management Inc.; Chairman and President of Artisan Partners Distributors LLC; prior thereto, Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC.	None.
Sarah A. Johnson – 45	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012 – September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC.	None.
Laura E. Simpson – 41	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel (since January 2015) of Artisan Partners; prior thereto, Associate Counsel.	None.
Shannon K. Jagodinski – 40	Vice President and Assistant Treasurer	Vice President since 2/10/15; Assistant Treasurer since 2/14/12	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager.	None.
Blake A. Rigel – 46	Assistant Treasurer	2/9/16	Director of Global Taxation of Artisan Partners since September 2015; until September 2015, Special Tax Counsel, Kramer, Levin, Naftalis & Frankel.	None.

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

168	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member and chairman of the registrant’s audit committee, Thomas R. Hefty, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and R. Scott Trumbull, member of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Hefty, Mr. Lebovitz and Mr. Trumbull are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2017	Fiscal Year Ended September 30, 2016
Audit Fees (a)	$404,700	$377,500
Audit-Related Fees (b)	$71,000	$73,800
Tax Fees (c)	$616,826	$366,970
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2017, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2017 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Artisan Thematic Fund and Artisan Global Discovery Fund and in conjunction with the initial offering of Advisor Shares of Artisan Small Cap Fund. The fees billed during the fiscal year ended September 30, 2016 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Institutional Shares of Artisan International Small Cap Fund and Artisan High Income Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2017 and September 30, 2016 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2017 and March 31, 2016.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2017 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2017, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2017, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2016 and the excise year ended December 31, 2016, and the semiannual period ended March 31, 2017; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2016; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2017; and (6) the filing of reclaims of tax amounts withheld by foreign countries.

The fees shown in the table above for the fiscal year ended September 30, 2016 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2016; (2) the review of excise tax calculations and preparations of excise tax returns for the calendar year ended December 31, 2016; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2015 and the excise year ended December 31, 2015, and the semiannual period ended March 31, 2016; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2015; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2016; and (6) the filing of reclaims of tax amounts withheld by foreign countries.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2017 and September 30, 2016 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2017 and September 30, 2016, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2017 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2017

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 5, 2017